UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930
(Name and address of agent for service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th floor
Boston, Massachusetts 02116-5021
(Name and address for agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	135,010
1,500	ADVANCE AUTO PARTS, INC.	53,558	98,430
6,150	AMAZON.COM, INC.(b)	274,722	1,107,800
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	52,437
1,100	AUTOLIV, INC.(c)	19,410	81,653
500	AUTOZONE, INC.(b)	32,038	136,780
4,575	BED BATH & BEYOND, INC.(b)	120,780	220,835
4,800	BEST BUY CO., INC.	84,882	137,856
1,400	BIG LOTS, INC.(b)	15,477	60,802
2,200	BORGWARNER, INC.(b)	51,799	175,318
5,450	BRINKER INTERNATIONAL, INC.	73,275	137,885
6,400	CABLEVISION SYSTEMS CORP. (NEW
	YORK GROUP), CLASS A	85,854	221,504
1,600	CAREER EDUCATION CORP.(b)	26,824	36,352
4,168	CARMAX, INC.(b)	50,984	133,793
7,800	CARNIVAL CORP.	234,585	299,208
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	151,317
2,700	CHICO’S FAS, INC.	25,286	40,230
11,800	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	98,115	171,690
5,000	COACH, INC.	19,161	260,200
40,400	COMCAST CORP., CLASS A	640,413	998,688
6,900	D.R. HORTON, INC.	46,030	80,385
2,300	DARDEN RESTAURANTS, INC.	47,909	112,999
678	DEVRY, INC.	31,924	37,337
1,500	DICK’S SPORTING GOODS, INC.(b)	24,802	59,970
14,821	DIRECTV, CLASS A(b)	174,284	693,623
3,350	DOLLAR TREE, INC.(b)	61,517	185,992
3,600	DREAMWORKS ANIMATION SKG, INC., CLASS A(b)	77,238	100,548
4,420	EXPEDIA, INC.	80,994	100,157
500	FAMILY DOLLAR STORES, INC.	12,652	25,660
3,000	FOOT LOCKER, INC.	40,394	59,160
59,163	FORD MOTOR CO.(b)	305,760	882,120
4,300	FORTUNE BRANDS, INC.	149,332	266,127
4,600	GAMESTOP CORP., CLASS A(b)	34,643	103,592
3,100	GANNETT CO., INC.	25,746	47,213
7,700	GAP (THE), INC.	112,586	174,482
4,500	GARMIN LTD.(c)	104,221	152,370
7,500	GENTEX CORP.	106,860	226,875
3,450	GENUINE PARTS CO.	102,424	185,058
800	GUESS?, INC.	27,580	31,480
13,400	H&R BLOCK, INC.	148,233	224,316
500	HANESBRANDS, INC.(b)	10,750	13,520
6,750	HARLEY-DAVIDSON, INC.	39,547	286,808
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	201,326
400	HASBRO, INC.	10,206	18,736
33,825	HOME DEPOT, INC.	22,060	1,253,554
2,500	INTERNATIONAL GAME TECHNOLOGY	29,762	40,575
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	196,092
1,300	ITT EDUCATIONAL SERVICES, INC.(b)	52,038	93,795
1,700	J.C. PENNEY CO., INC.	48,887	61,047
3,100	JARDEN CORP.	77,025	110,267
30,650	JOHNSON CONTROLS, INC.	856,667	1,274,120
7,750	KOHL’S CORP.	86,000	411,060
2,800	LAMAR ADVERTISING CO., CLASS A(b)	29,498	103,432
5,738	LAS VEGAS SANDS CORP.(b)	39,736	242,258
800	LEAR CORP.	31,536	39,096
2,500	LEGGETT & PLATT, INC.	48,888	61,250
4,700	LENNAR CORP., CLASS A	64,338	85,164
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	240,178
4,440	LIBERTY MEDIA CORP. - CAPITAL, CLASS A(b)	22,396	327,095
9,800	LIBERTY MEDIA CORP. - INTERACTIVE, CLASS A(b)	30,625	157,192
1,272	LIBERTY MEDIA CORP. - STARZ, CLASS A(b)	18,267	98,707
6,190	LIMITED BRANDS, INC.	70,745	203,527
47,400	LOWE’S COS., INC.	910,902	1,252,782
3,100	MACY’S, INC.	29,714	75,206
1,600	MADISON SQUARE GARDEN, INC., CLASS A(b)	18,242	43,184

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
62,715	MARKS & SPENCER GROUP PLC ADR(c)(d)	$731,006	676,068
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	63,668	176,797
4,200	MATTEL, INC.	75,213	104,706
16,400	MCDONALD’S CORP.	370,761	1,247,876
4,700	MCGRAW-HILL (THE) COS., INC.	121,958	185,180
2,200	MDC HOLDINGS, INC.	73,073	55,770
7,000	MGM RESORTS INTERNATIONAL(b)	61,970	92,050
1,400	MORNINGSTAR, INC.	57,577	81,732
34,000	NEWS CORP., CLASS A	354,723	597,040
4,400	NIKE, INC., CLASS B	126,358	333,080
4,300	NORDSTROM, INC.	45,233	192,984
100	NVR, INC.(b)	51,542	75,600
2,395	OMNICOM GROUP, INC.	60,312	117,499
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	132,158
1,500	PANERA BREAD CO., CLASS A(b)	69,668	190,500
2,600	PETSMART, INC.	55,966	106,470
700	PHILLIPS-VAN HEUSEN CORP.	26,254	45,521
1,500	POLO RALPH LAUREN CORP.	31,320	185,475
600	PRICELINE.COM, INC.(b)	55,053	303,864
6,200	RADIOSHACK CORP.	75,547	93,062
69,480	REGAL ENTERTAINMENT GROUP, CLASS A	931,584	937,980
2,300	ROSS STORES, INC.	36,395	163,576
2,900	ROYAL CARIBBEAN CRUISES LTD.(b)	48,744	119,654
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	30,054
1,227	SEARS HOLDINGS CORP.(b)	78,518	101,412
12,600	SERVICE CORP. INTERNATIONAL	90,438	139,356
2,600	SIGNET JEWELERS LTD.(b)(c)	52,469	119,652
2,557	STANLEY BLACK & DECKER, INC.	72,048	195,866
12,150	STAPLES, INC.	173,534	235,953
15,750	STARBUCKS CORP.	204,658	581,962
810	STARWOOD HOTELS & RESORTS
	WORLDWIDE, INC.	17,520	47,077
12,200	TARGET CORP.	353,659	610,122
6,600	THOMSON REUTERS CORP.	244,751	258,984
1,900	THOR INDUSTRIES, INC.	22,316	63,403
4,200	TIFFANY & CO.	122,192	258,048
6,279	TIME WARNER CABLE, INC.	208,890	447,944
21,833	TIME WARNER, INC.	498,014	779,438
5,047	TJX COS., INC.	86,033	250,987
600	TOLL BROTHERS, INC.(b)	10,347	11,862
800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	18,216	44,064
3,227	URBAN OUTFITTERS, INC.(b)	61,562	96,261
1,700	VF CORP.	87,065	167,501
8,457	VIACOM, INC., CLASS B	218,419	393,420
5,300	VIRGIN MEDIA, INC.	78,460	147,287
29,960	WALT DISNEY (THE) CO.	587,935	1,290,976
2,300	WHIRLPOOL CORP.	98,184	196,328
5,475	WYNDHAM WORLDWIDE CORP.	24,501	174,160
1,600	WYNN RESORTS LTD.	42,372	203,600
9,016	YUM! BRANDS, INC.	78,831	463,242
		13,671,082	28,820,824	7.95%
Consumer Staples:
1,600	ALBERTO-CULVER CO.	38,952	59,632
31,300	ALTRIA GROUP, INC.	154,111	814,739
10,900	ARCHER-DANIELS-MIDLAND CO.	201,692	392,509
5,062	AVON PRODUCTS, INC.	99,766	136,876
1,900	BJ’S WHOLESALE CLUB, INC.(b)	62,368	92,758
1,944	BROWN-FORMAN CORP., CLASS B	57,343	132,775
12,900	BUNGE LTD.	835,931	933,057
600	CAMPBELL SOUP CO.	16,020	19,866
1,500	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	21,352	17,025
2,000	CHURCH & DWIGHT CO., INC.	100,310	158,680
4,000	CLOROX CO.	216,975	280,280
32,261	COCA-COLA (THE) CO.	992,260	2,140,517
2,300	COCA-COLA ENTERPRISES, INC.	39,664	62,790
7,390	COLGATE-PALMOLIVE CO.	422,681	596,816
6,000	CONAGRA FOODS, INC.	123,690	142,500

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
6,000	CONSTELLATION BRANDS, INC., CLASS A(b)	$88,385	121,680
1,300	CORN PRODUCTS INTERNATIONAL, INC.	29,972	67,366
35,535	COSAN LTD., CLASS A(c)	490,821	458,402
7,800	COSTCO WHOLESALE CORP.	237,671	571,896
41,722	CVS CAREMARK CORP.	903,666	1,431,899
21,400	DEAN FOODS CO.(b)	217,424	214,000
14,590	DIAGEO PLC ADR(c)(d)	1,054,739	1,112,050
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	222,960
397	ENERGIZER HOLDINGS, INC.(b)	20,533	28,251
1,867	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	179,904
1,200	FLOWERS FOODS, INC.	25,434	32,676
12,400	GENERAL MILLS, INC.	277,056	453,220
2,400	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	44,948	155,064
3,000	H.J. HEINZ CO.	93,909	146,460
900	HANSEN NATURAL CORP.(b)	30,956	54,207
1,900	HERBALIFE LTD.(c)	52,204	154,584
1,700	HERSHEY (THE) CO.	62,742	92,395
2,400	HORMEL FOODS CORP.	43,206	66,816
1,600	JM SMUCKER (THE) CO.	64,617	114,224
2,300	KELLOGG CO.	99,285	124,154
4,050	KIMBERLY-CLARK CORP.	202,323	264,344
50,838	KRAFT FOODS, INC., CLASS A	1,178,532	1,594,280
14,600	KROGER (THE) CO.	250,327	349,962
1,374	LORILLARD, INC.	34,726	130,544
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	38,264
2,200	MEAD JOHNSON NUTRITION CO.	103,422	127,446
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	84,402
30,900	PEPSICO, INC.	1,209,987	1,990,269
34,432	PHILIP MORRIS INTERNATIONAL, INC.	359,253	2,259,772
51,160	PROCTER & GAMBLE (THE) CO.	926,550	3,151,456
3,000	REYNOLDS AMERICAN, INC.	29,474	106,590
89,519	SAFEWAY, INC.	1,889,006	2,107,277
13,350	SARA LEE CORP.	110,338	235,894
4,400	SMITHFIELD FOODS, INC.(b)	81,906	105,864
6,800	SUPERVALU, INC.	49,640	60,724
9,600	SYSCO CORP.	170,580	265,920
9,527	TYSON FOODS, INC., CLASS A	111,286	182,823
45,420	UNILEVER N.V. (REGISTERED)(c)	1,366,228	1,424,371
21,050	WALGREEN CO.	255,880	844,947
24,496	WAL-MART STORES, INC.	1,001,388	1,275,017
4,400	WHOLE FOODS MARKET, INC.	116,393	289,960
		16,943,177	28,673,154	7.91%
Energy:
1,400	ALPHA NATURAL RESOURCES, INC.(b)	35,679	83,118
10,646	ANADARKO PETROLEUM CORP.	387,404	872,120
13,091	APACHE CORP.	899,180	1,713,874
4,900	ARCH COAL, INC.	44,088	176,596
1,700	ATWOOD OCEANICS, INC.(b)	51,221	78,931
3,300	BAKER HUGHES, INC.	131,950	242,319
48,000	BP PLC ADR(c)(d)	2,162,235	2,118,720
1,504	CABOT OIL & GAS CORP.	38,739	79,667
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	274,080
4,500	CHESAPEAKE ENERGY CORP.	43,650	150,840
34,095	CHEVRON CORP.	1,499,394	3,662,826
46,800	CLOUD PEAK ENERGY, INC.(b)	1,063,535	1,010,412
1,700	CONCHO RESOURCES, INC.(b)	49,632	182,410
28,844	CONOCOPHILLIPS	756,461	2,303,482
5,431	CONSOL ENERGY, INC.	148,332	291,265
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	71,470
9,300	DENBURY RESOURCES, INC.(b)	88,950	226,920
40,500	DEVON ENERGY CORP.	2,712,620	3,716,685
400	DIAMOND OFFSHORE DRILLING, INC.	24,190	31,080
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	160,860
17,400	EL PASO CORP.	139,789	313,200
17,850	ENSCO PLC ADR(c)(d)	894,725	1,032,444
22,430	ENTERPRISE PRODUCTS PARTNERS L.P.	928,214	965,836
6,200	EOG RESOURCES, INC.	160,571	734,762
4,000	EQT CORP.	132,900	199,600

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
3,700	EXCO RESOURCES, INC.	$56,238	76,442
7,000	EXTERRAN HOLDINGS, INC.(b)	145,915	166,110
85,951	EXXON MOBIL CORP.	3,404,310	7,231,058
1,200	FMC TECHNOLOGIES, INC.(b)	33,690	113,376
15,158	HALLIBURTON CO.	274,762	755,475
3,100	HELMERICH & PAYNE, INC.	39,003	212,939
2,400	HESS CORP.	144,486	204,504
2,000	HOLLY CORP.	52,098	121,520
43,395	KINDER MORGAN, INC.(b)	1,344,193	1,286,228
21,250	MAGELLAN MIDSTREAM PARTNERS L.P.	1,186,722	1,272,025
31,386	MARATHON OIL CORP.	956,665	1,673,188
1,700	MASSEY ENERGY CO.	54,660	116,212
5,500	MCDERMOTT INTERNATIONAL, INC.(b)	36,783	139,645
4,800	MURPHY OIL CORP.	150,061	352,416
8,722	NATIONAL OILWELL VARCO, INC.	214,854	691,393
5,142	NEWFIELD EXPLORATION CO.(b)	222,527	390,843
4,200	NOBLE ENERGY, INC.	158,332	405,930
22,540	OCCIDENTAL PETROLEUM CORP.	603,103	2,355,205
1,700	OCEANEERING INTERNATIONAL, INC.(b)	87,014	152,065
41,375	OVERSEAS SHIPHOLDING GROUP, INC.	1,485,863	1,329,792
44,500	PATTERSON-UTI ENERGY, INC.	985,340	1,307,855
3,500	PEABODY ENERGY CORP.	69,937	251,860
3,200	PIONEER NATURAL RESOURCES CO.	48,507	326,144
3,300	PLAINS EXPLORATION & PRODUCTION CO.(b)	92,784	119,559
4,600	PRIDE INTERNATIONAL, INC.(b)	141,383	197,570
56,000	QEP RESOURCES, INC.	1,966,765	2,270,240
3,700	RANGE RESOURCES CORP.	128,866	216,302
700	ROWAN COS., INC.(b)	19,887	30,926
23,400	SANDRIDGE ENERGY, INC.(b)	153,248	299,520
20,600	SCHLUMBERGER LTD.	579,055	1,921,156
30,600	SOUTHERN UNION CO.	714,290	875,772
9,300	SOUTHWESTERN ENERGY CO.(b)	163,644	399,621
10,954	SPECTRA ENERGY CORP.	155,906	297,730
2,400	SUNOCO, INC.	50,440	109,416
1,100	TEEKAY CORP.(c)	31,416	40,623
2,839	ULTRA PETROLEUM CORP.(b)	128,436	139,821
14,210	VALERO ENERGY CORP.	172,650	423,742
19,400	WEATHERFORD INTERNATIONAL LTD.(b)(c)	279,488	438,440
2,600	WHITING PETROLEUM CORP.(b)	73,760	190,970
44,840	WILLIAMS (THE) COS., INC.	1,073,878	1,398,111
		30,318,766	50,995,261	14.06%
Financials:
6,000	ACE LTD.(c)	317,873	388,200
800	AFFILIATED MANAGERS GROUP, INC.(b)	48,196	87,496
9,850	AFLAC, INC.	262,100	519,883
700	ALEXANDRIA REAL ESTATE EQUITIES, INC.	24,924	54,579
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS LTD.(c)	86,630	169,263
26,900	ALLSTATE (THE) CORP.	883,595	854,882
19,433	AMERICAN EXPRESS CO.	587,716	878,372
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	63,036
2,300	AMERICAN INTERNATIONAL GROUP, INC.(b)	30,050	80,822
22,580	AMERICAN INTERNATIONAL GROUP, INC.,
	(FRACTIONAL SHARES)(b)	-	-
3,591	AMERIPRISE FINANCIAL, INC.	94,747	219,338
4,900	ANNALY CAPITAL MANAGEMENT, INC.	78,180	85,505
6,348	AON CORP.	173,358	336,190
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	92,405
1,600	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	158,704
1,600	ARTHUR J. GALLAGHER & CO.	34,040	48,656
2,000	ASPEN INSURANCE HOLDINGS LTD.(c)	45,330	55,120
2,500	ASSURANT, INC.	60,538	96,275
5,500	ASSURED GUARANTY LTD.(c)	75,350	81,950
734	AVALONBAY COMMUNITIES, INC.	31,138	88,139
2,400	AXIS CAPITAL HOLDINGS LTD.(c)	81,468	83,808
59,450	BANCORPSOUTH, INC.	882,284	918,502
308,218	BANK OF AMERICA CORP.	5,970,067	4,108,546
19,601	BANK OF NEW YORK MELLON (THE) CORP.	538,667	585,482
43,322	BB&T CORP.	1,079,772	1,189,189

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
24,300	BERKSHIRE HATHAWAY INC., CLASS B(b)	$1,986,234	2,032,209
1,142	BLACKROCK, INC.	202,635	229,553
3,388	BOSTON PROPERTIES, INC.	171,468	321,352
1,100	BRE PROPERTIES, INC.	25,470	51,898
2,600	BROWN & BROWN, INC.	50,447	67,080
900	CAMDEN PROPERTY TRUST	24,531	51,138
30,447	CAPITAL ONE FINANCIAL CORP.	1,292,835	1,582,026
6,900	CAPITALSOURCE, INC.	23,267	48,576
2,400	CB RICHARD ELLIS GROUP, INC., CLASS A(b)	45,504	64,080
21,400	CHARLES SCHWAB (THE) CORP.	186,608	385,842
27,800	CHIMERA INVESTMENT CORP.	106,597	110,088
2,700	CHUBB CORP.	86,607	165,537
4,900	CIT GROUP, INC.(b)	183,899	208,495
1,056,245	CITIGROUP, INC.(b)	4,958,993	4,668,603
1,300	CITY NATIONAL CORP.	47,574	74,165
873	CME GROUP, INC.	181,749	263,253
3,500	COMMONWEALTH REIT	93,105	90,895
900	CORPORATE OFFICE PROPERTIES TRUST	24,641	32,526
400	DIGITAL REALTY TRUST, INC.	15,650	23,256
16,287	DISCOVER FINANCIAL SERVICES	233,079	392,842
2,800	DOUGLAS EMMETT, INC.	22,554	52,500
3,300	EAST WEST BANCORP, INC.	53,889	72,468
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	43,938
5,416	EQUITY RESIDENTIAL	174,162	305,517
2,400	EVEREST RE GROUP LTD.(c)	184,908	211,632
900	FEDERAL REALTY INVESTMENT TRUST	48,473	73,404
800	FEDERATED INVESTORS, INC., CLASS B	17,620	21,400
17,400	FIFTH THIRD BANCORP	138,329	241,512
600	FIRST CITIZENS BANCSHARES, INC., CLASS A	86,506	120,348
14,251	FIRST HORIZON NATIONAL CORP.	180,263	159,754
50,000	FIRST INTERSTATE BANCSYSTEM, INC.	721,385	680,000
3,200	FIRST NIAGARA FINANCIAL GROUP, INC.	37,456	43,456
24,600	FIRST REPUBLIC BANK(b)	676,494	760,386
3,359	FRANKLIN RESOURCES, INC.	189,834	420,144
3,500	FULTON FINANCIAL CORP.	37,748	38,885
169,000	GENWORTH FINANCIAL, INC., CLASS A(b)	2,142,873	2,274,740
10,100	GOLDMAN SACHS GROUP (THE), INC.	895,682	1,600,547
400	GREENHILL & CO., INC.	27,762	26,316
1,200	HANOVER INSURANCE GROUP (THE), INC.	51,342	54,300
4,900	HARTFORD FINANCIAL SERVICES GROUP, INC.	93,008	131,957
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	31,310
7,100	HCP, INC.	113,708	269,374
400	HEALTH CARE REIT, INC.	14,103	20,976
1,800	HOSPITALITY PROPERTIES TRUST	23,967	41,670
10,122	HOST HOTELS & RESORTS, INC.	69,685	178,248
678	HOWARD HUGHES (THE) CORP.(b)	20,502	47,894
11,100	HUNTINGTON BANCSHARES, INC.	51,226	73,704
105,000	INLAND REAL ESTATE CORP.	908,142	1,001,700
4,000	INVESCO LTD.	61,778	102,240
3,500	JANUS CAPITAL GROUP, INC.	39,532	43,645
1,500	JEFFERIES GROUP, INC.	31,418	37,410
300	JONES LANG LASALLE, INC.	17,290	29,922
71,046	JPMORGAN CHASE & CO.	1,879,857	3,275,221
5,900	KEYCORP	30,060	52,392
6,601	KIMCO REALTY CORP.	77,824	121,062
3,852	LEGG MASON, INC.	55,351	139,019
1,100	LIBERTY PROPERTY TRUST	24,363	36,190
2,348	LINCOLN NATIONAL CORP.	62,383	70,534
6,000	LOEWS CORP.	131,444	258,540
700	M&T BANK CORP.	50,526	61,929
5,123	MACERICH (THE) CO.	127,297	253,742
5,200	MACK-CALI REALTY CORP.	154,599	176,280
600	MARKEL CORP.(b)	203,366	248,670
7,178	MARSH & MCLENNAN COS., INC.	174,543	213,976
3,499	MARSHALL & ILSLEY CORP.	22,831	27,957
7,800	MBIA, INC.(b)	38,883	78,312
1,300	MERCURY GENERAL CORP.	38,018	50,869
10,800	METLIFE, INC.	327,156	483,084

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
40,908	MORGAN STANLEY	$1,114,163	1,117,607
2,400	MSCI, INC., CLASS A(b)	68,930	88,368
8,949	NEW YORK COMMUNITY BANCORP, INC.	102,889	154,460
6,502	NORTHERN TRUST CORP.	301,334	329,976
3,800	NYSE EURONEXT	120,213	133,646
4,700	OLD REPUBLIC INTERNATIONAL CORP.	53,076	59,643
1,000	PARTNERRE LTD.(c)	66,204	79,240
4,031	PEOPLE’S UNITED FINANCIAL, INC.	50,719	50,710
5,085	PLUM CREEK TIMBER CO., INC.	128,128	221,757
25,300	PNC FINANCIAL SERVICES GROUP, INC.	1,260,382	1,593,647
32,200	POPULAR, INC.(b)(c)	71,645	93,702
2,500	PRINCIPAL FINANCIAL GROUP, INC.	55,992	80,275
6,048	PROGRESSIVE (THE) CORP.	80,691	127,794
7,100	PROLOGIS	73,876	113,458
2,200	PROTECTIVE LIFE CORP.	24,849	58,410
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	523,430
1,091	PUBLIC STORAGE	67,691	121,003
30,625	RAYMOND JAMES FINANCIAL, INC.	960,295	1,171,100
4,648	RAYONIER, INC.	104,763	289,617
2,700	REALTY INCOME CORP.	64,486	94,365
3,900	REGENCY CENTERS CORP.	97,960	169,572
28,699	REGIONS FINANCIAL CORP.	133,361	208,355
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,230	200,071
5,400	SEI INVESTMENTS CO.	74,937	128,952
46,025	SELECTIVE INSURANCE GROUP, INC.	807,528	796,232
1,500	SENIOR HOUSING PROPERTIES TRUST	24,126	34,560
3,595	SIMON PROPERTY GROUP, INC.	157,583	385,240
1,500	SL GREEN REALTY CORP.	32,888	112,800
6,500	SLM CORP.(b)	56,402	99,450
6,835	STATE STREET CORP.	273,996	307,165
14,334	SUNTRUST BANKS, INC.	249,943	413,393
52,395	SYMETRA FINANCIAL CORP.	647,597	712,572
28,000	SYNOVUS FINANCIAL CORP.	70,000	67,200
6,349	T. ROWE PRICE GROUP, INC.	125,884	421,701
2,100	TAUBMAN CENTERS, INC.	62,222	112,518
3,900	TCF FINANCIAL CORP.	33,574	61,854
5,566	TD AMERITRADE HOLDING CORP.	85,425	116,162
18,225	TORCHMARK CORP.	1,042,954	1,211,598
24,125	TRANSATLANTIC HOLDINGS, INC.	1,266,902	1,174,164
10,688	TRAVELERS (THE) COS., INC.	378,568	635,722
36,185	U.S. BANCORP	742,051	956,370
2,400	UDR, INC.	24,876	58,488
4,000	UNITRIN, INC.	101,606	123,520
35,200	UNUM GROUP	759,043	924,000
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	36,663
1,800	VENTAS, INC.	73,053	97,740
2,900	VORNADO REALTY TRUST	206,691	253,750
1,106	W.R. BERKLEY CORP.	29,276	35,624
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	117,769
5,200	WASHINGTON FEDERAL, INC.	71,016	90,168
1,900	WEINGARTEN REALTY INVESTORS	25,128	47,614
85,500	WELLS FARGO & CO.	1,150,231	2,710,350
96,000	XL GROUP PLC(c)	1,971,993	2,361,600
		48,117,105	58,551,975	16.15%
Health Care:
52,235	ABBOTT LABORATORIES	2,189,354	2,562,127
8,703	AETNA, INC.	122,419	325,753
34,175	AGILENT TECHNOLOGIES, INC.(b)	1,137,400	1,530,356
200	ALCON, INC.(c)	30,135	33,102
1,800	ALERE, INC.(b)	57,627	70,452
1,500	ALEXION PHARMACEUTICALS, INC.(b)	58,088	148,020
5,507	ALLERGAN, INC.	201,259	391,107
7,200	AMERISOURCEBERGEN CORP.	115,968	284,832
21,500	AMGEN, INC.(b)	94,426	1,149,175
1,275	BAXTER INTERNATIONAL, INC.	61,914	68,557
18,470	BAYER A.G. ADR(c)(d)	1,413,454	1,435,488
1,900	BECKMAN COULTER, INC.	99,748	157,833
3,900	BECTON, DICKINSON AND CO.	226,543	310,518

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
6,550	BIOGEN IDEC, INC.(b)	$82,841	480,704
147,200	BOSTON SCIENTIFIC CORP.(b)	1,052,638	1,058,368
17,100	BRISTOL-MYERS SQUIBB CO.	382,391	451,953
1,700	C.R. BARD, INC.	111,570	168,827
3,400	CARDINAL HEALTH, INC.	102,635	139,842
78,000	CAREFUSION CORP.(b)	1,937,401	2,199,600
6,436	CELGENE CORP.(b)	146,839	370,263
300	CEPHALON, INC.(b)	14,716	22,734
900	CERNER CORP.(b)	40,604	100,080
800	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	24,460	30,704
5,700	CIGNA CORP.	89,680	252,396
3,000	COMMUNITY HEALTH SYSTEMS, INC.(b)	97,596	119,970
700	COVANCE, INC.(b)	31,465	38,304
19,800	COVIDIEN PLC(c)	838,990	1,028,412
1,425	DAVITA, INC.(b)	21,812	121,852
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	136,863
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	330,600
17,800	ELI LILLY & CO.	611,206	626,026
26,300	ENDO PHARMACEUTICALS HOLDINGS, INC.(b)	865,360	1,003,608
9,100	EXPRESS SCRIPTS, INC.(b)	173,782	506,051
28,050	FOREST LABORATORIES, INC.(b)	862,179	906,015
19,760	GEN-PROBE, INC.(b)	1,048,654	1,311,076
700	GENZYME CORP.(b)	36,911	53,305
14,260	GILEAD SCIENCES, INC.(b)	231,726	605,194
9,200	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	59,662	100,280
57,235	HEALTHSOUTH CORP.(b)	1,027,752	1,429,730
1,900	HENRY SCHEIN, INC.(b)	86,166	133,323
1,300	HILL-ROM HOLDINGS, INC.	38,228	49,374
1,708	HOLOGIC, INC.(b)	12,625	37,918
6,405	HOSPIRA, INC.(b)	231,083	353,556
3,900	HUMANA, INC.(b)	39,107	272,766
1,400	IDEXX LABORATORIES, INC.(b)	60,410	108,108
700	INTUITIVE SURGICAL, INC.(b)	165,982	233,422
64,801	JOHNSON & JOHNSON	2,931,262	3,839,459
1,931	KINETIC CONCEPTS, INC.(b)	71,019	105,085
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	73,704
4,373	LIFE TECHNOLOGIES CORP.(b)	134,809	229,233
2,325	LINCARE HOLDINGS, INC.	46,233	68,960
5,700	MCKESSON CORP.	202,596	450,585
9,756	MEDCO HEALTH SOLUTIONS, INC.(b)	137,776	547,897
37,795	MEDTRONIC, INC.	1,402,750	1,487,233
50,878	MERCK & CO., INC.	1,207,337	1,679,483
1,300	METTLER-TOLEDO INTERNATIONAL, INC.(b)	87,484	223,600
95,000	MYLAN, INC.(b)	1,900,220	2,153,650
1,200	OMNICARE, INC.	29,082	35,988
2,800	PATTERSON COS., INC.	69,986	90,132
3,400	PERKINELMER, INC.	53,706	89,318
2,900	PERRIGO CO.	109,545	230,608
182,125	PFIZER, INC.	1,640,557	3,698,959
1,300	PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.	24,770	36,023
18,465	QUEST DIAGNOSTICS, INC.	968,528	1,065,800
4,000	RESMED, INC.(b)	81,990	120,000
8,639	ST. JUDE MEDICAL, INC.	254,799	442,835
7,200	STRYKER CORP.	119,192	437,760
16,775	TELEFLEX, INC.	856,456	972,614
12,900	TENET HEALTHCARE CORP.(b)	56,566	96,105
7,400	THERMO FISHER SCIENTIFIC, INC.(b)	156,536	411,070
17,202	UNITEDHEALTH GROUP, INC.	273,316	777,530
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	100,599
46,095	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(c)	1,296,247	2,295,992
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	338,200
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	143,790
2,600	WATERS CORP.(b)	60,997	225,940
3,175	WATSON PHARMACEUTICALS, INC.(b)	79,361	177,832
9,249	WELLPOINT, INC.	325,438	645,488
3,374	ZIMMER HOLDINGS, INC.(b)	140,047	204,228
		31,590,860	46,744,244	12.89%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
9,087	3M CO.	$561,634	849,634
35,000	ABB LTD. ADR(b)(c)(d)	715,485	846,650
610	AGCO CORP.(b)	23,281	33,532
3,450	AMETEK, INC.	73,220	151,352
5,600	AMR CORP.(b)	36,276	36,176
42,120	AVERY DENNISON CORP.	1,712,468	1,767,355
2,700	BABCOCK & WILCOX (THE) CO.(b)	35,478	90,126
1,700	BE AEROSPACE, INC.(b)	47,626	60,401
17,000	BOEING (THE) CO.	402,135	1,256,810
1,700	BUCYRUS INTERNATIONAL, INC.	47,502	155,465
3,400	C.H. ROBINSON WORLDWIDE, INC.	164,205	252,042
2,200	CARLISLE COS., INC.	45,116	98,010
11,604	CATERPILLAR, INC.	322,821	1,292,105
2,500	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	50,995	101,650
2,500	CINTAS CORP.	70,284	75,675
2,027	CON-WAY, INC.	44,529	79,641
1,400	COOPER INDUSTRIES PLC	60,725	90,860
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	42,240
1,600	CORRECTIONS CORP. OF AMERICA(b)	25,672	39,040
3,948	CRANE CO.	66,572	191,202
9,300	CSX CORP.	97,923	730,980
3,800	CUMMINS, INC.	53,831	416,556
11,163	DANAHER CORP.	255,642	579,360
7,300	DEERE & CO.	199,160	707,297
198,000	DELTA AIR LINES, INC.(b)	2,432,480	1,940,400
31,995	DIGITALGLOBE, INC.(b)	985,948	896,820
1,600	DONALDSON CO., INC.	63,714	98,064
3,325	DOVER CORP.	122,574	218,586
1,987	DUN & BRADSTREET CORP.	49,383	159,437
8,400	EATON CORP.	158,064	465,696
30,475	EMCOR GROUP, INC.(b)	866,089	943,811
15,500	EMERSON ELECTRIC CO.	422,332	905,665
3,200	EXPEDITORS INTERNATIONAL
	OF WASHINGTON, INC.	115,188	160,448
1,900	FASTENAL CO.	62,224	123,177
6,653	FEDEX CORP.	130,734	622,388
1,300	FLOWSERVE CORP.	119,620	167,440
2,550	FLUOR CORP.	52,518	187,833
300	GARDNER DENVER, INC.	16,684	23,409
1,400	GATX CORP.	24,276	54,124
1,300	GENERAL DYNAMICS CORP.	98,033	99,528
279,500	GENERAL ELECTRIC CO.	5,182,407	5,603,975
3,200	GOODRICH CORP.	95,088	273,696
1,600	HARSCO CORP.	28,236	56,464
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	103,158
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	548,615
2,200	HUBBELL, INC., CLASS B	91,526	156,266
610	HUNTINGTON INGALLS INDUSTRIES, INC.(b)	14,978	25,314
2,500	IDEX CORP.	58,238	109,125
700	IHS, INC., CLASS A(b)	30,838	62,125
6,024	ILLINOIS TOOL WORKS, INC.	206,410	323,609
3,700	INGERSOLL-RAND PLC(c)	140,926	178,747
5,400	IRON MOUNTAIN, INC.	121,527	168,642
1,600	ITT CORP.	52,360	96,080
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	95,382
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	106,357
2,038	JOY GLOBAL, INC.	92,539	201,375
2,900	KANSAS CITY SOUTHERN(b)	46,328	157,905
2,800	KBR, INC.	55,655	105,756
19,500	KIRBY CORP.(b)	883,558	1,117,155
1,200	L-3 COMMUNICATIONS HOLDINGS, INC.	56,882	93,972
1,200	LANDSTAR SYSTEM, INC.	38,351	54,816
700	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	53,144
2,600	LOCKHEED MARTIN CORP.	74,846	209,040
12,500	MANITOWOC CO. (THE), INC.	120,438	273,500
1,475	MANPOWER, INC.	46,518	92,748
58,400	MASTEC, INC.(b)	856,494	1,214,720
1,300	NAVISTAR INTERNATIONAL CORP.(b)	51,064	90,129

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
5,360	NORFOLK SOUTHERN CORP.	$121,639	371,287
3,660	NORTHROP GRUMMAN CORP.	139,878	229,519
2,300	OSHKOSH CORP.(b)	74,374	81,374
2,600	OWENS CORNING(b)	59,847	93,574
8,389	PACCAR, INC.	91,278	439,164
2,200	PALL CORP.	55,214	126,742
2,850	PARKER HANNIFIN CORP.	123,853	269,838
2,200	PENTAIR, INC.	72,761	83,138
2,100	PRECISION CASTPARTS CORP.	126,967	309,078
4,100	QUANTA SERVICES, INC.(b)	52,132	91,963
6,500	RAYTHEON CO.	191,236	330,655
48,118	REPUBLIC SERVICES, INC.	1,302,718	1,445,465
1,900	ROBERT HALF INTERNATIONAL, INC.	47,352	58,140
5,250	ROCKWELL AUTOMATION, INC.	73,987	496,912
5,214	ROCKWELL COLLINS, INC.	154,727	338,024
300	ROPER INDUSTRIES, INC.	19,526	25,938
700	SNAP-ON, INC.	17,991	42,042
14,100	SOUTHWEST AIRLINES CO.	100,966	178,083
42,320	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	999,975	1,086,354
1,000	SPX CORP.	51,053	79,390
2,000	STERICYCLE, INC.(b)	95,284	177,340
1,400	TEREX CORP.(b)	29,239	51,856
80,000	TEXTRON, INC.	1,946,739	2,191,200
10,500	TYCO INTERNATIONAL LTD.(c)	388,274	470,085
7,600	UNION PACIFIC CORP.	219,426	747,308
15	UNITED CONTINENTAL HOLDINGS, INC.(b)	314	345
7,240	UNITED PARCEL SERVICE, INC., CLASS B	374,766	538,077
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,426,352
27,025	UNIVERSAL FOREST PRODUCTS, INC.	982,084	990,466
2,500	URS CORP.(b)	94,338	115,125
2,000	USG CORP.(b)	12,350	33,320
4,100	UTI WORLDWIDE, INC.(c)	50,356	82,984
1,700	W.W. GRAINGER, INC.	74,317	234,056
1,966	WABCO HOLDINGS, INC.(b)	30,197	121,184
700	WABTEC CORP.	25,602	47,481
1,650	WASTE CONNECTIONS, INC.	29,914	47,504
9,450	WASTE MANAGEMENT, INC.	159,687	352,863
12,700	WATTS WATER TECHNOLOGIES, INC., CLASS A	505,399	485,013
		29,176,292	42,872,039	11.82%
Information Technology:
4,700	ACCENTURE PLC, CLASS A(c)	182,665	258,359
5,600	ACTIVISION BLIZZARD, INC.	9,966	61,432
6,224	ADOBE SYSTEMS, INC.(b)	79,363	206,388
14,300	ADVANCED MICRO DEVICES, INC.(b)	64,278	122,980
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	125,400
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	137,424
5,000	ALTERA CORP.	94,155	220,100
3,100	AMPHENOL CORP., CLASS A	130,340	168,609
8,600	ANALOG DEVICES, INC.	120,368	338,668
2,400	ANSYS, INC.(b)	81,726	130,056
1,093	AOL, INC.(b)	17,593	21,346
15,000	APPLE, INC.(b)	411,858	5,226,750
16,400	APPLIED MATERIALS, INC.	190,748	256,168
700	ARROW ELECTRONICS, INC.(b)	18,814	29,316
57,900	ATMI, INC.(b)	1,135,320	1,093,152
2,486	AUTODESK, INC.(b)	54,831	109,657
4,066	AUTOMATIC DATA PROCESSING, INC.	132,231	208,626
54,835	AVNET, INC.(b)	1,810,579	1,869,325
59,175	BENCHMARK ELECTRONICS, INC.(b)	1,023,603	1,122,550
4,550	BMC SOFTWARE, INC.(b)	89,322	226,317
9,791	BROADCOM CORP., CLASS A(b)	161,988	385,570
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	49,464
5,300	BROCADE COMMUNICATIONS SYSTEMS, INC.(b)	27,300	32,595
39,535	CA, INC.	901,786	955,956
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	40,950
105,450	CISCO SYSTEMS, INC.	160,814	1,808,468
4,234	CITRIX SYSTEMS, INC.(b)	47,866	311,030

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	$95,624	512,820
29,127	COMPUTER SCIENCES CORP.	1,479,019	1,419,359
125,140	COMPUWARE CORP.(b)	1,352,795	1,445,367
900	CORELOGIC, INC.(b)	16,993	16,650
25,400	CORNING, INC.	205,190	524,002
1,300	CREE, INC.(b)	33,513	60,008
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	8,499	52,326
3,150	DELL, INC.(b)	32,241	45,707
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	98,420
8,100	EBAY, INC.(b)	122,189	251,424
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	80,999
34,310	EMC CORP.(b)	233,560	910,930
1,000	EQUINIX, INC.(b)	77,505	91,100
1,300	F5 NETWORKS, INC.(b)	30,062	133,341
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	255,047
300	FIRST SOLAR, INC.(b)	23,488	48,252
3,950	FISERV, INC.(b)	108,063	247,744
2,400	FLIR SYSTEMS, INC.	58,222	83,064
1,000	GLOBAL PAYMENTS, INC.	33,115	48,920
4,167	GOOGLE, INC., CLASS A(b)	1,257,780	2,442,737
2,800	HARRIS CORP.	37,337	138,880
67,572	HEWLETT-PACKARD CO.	1,792,392	2,768,425
7,200	INGRAM MICRO, INC., CLASS A(b)	99,832	151,416
100,300	INTEL CORP.	208,477	2,023,051
19,041	INTERNATIONAL BUSINESS MACHINES CORP.	1,535,376	3,105,016
5,000	INTUIT, INC.(b)	103,285	265,500
1,300	ITRON, INC.(b)	73,205	73,372
3,000	JABIL CIRCUIT, INC.	49,755	61,290
10,967	JUNIPER NETWORKS, INC.(b)	215,572	461,491
2,600	KLA-TENCOR CORP.	86,094	123,162
3,000	LAM RESEARCH CORP.(b)	83,706	169,980
1,071	LENDER PROCESSING SERVICES, INC.	31,885	34,476
2,000	LEXMARK INTERNATIONAL, INC., CLASS A(b)	30,530	74,080
5,400	LINEAR TECHNOLOGY CORP.	119,475	181,602
28,600	LSI CORP.(b)	120,263	194,480
7,800	MARVELL TECHNOLOGY GROUP LTD.(b)(c)	55,397	121,290
1,700	MASTERCARD, INC., CLASS A	182,282	427,924
7,000	MAXIM INTEGRATED PRODUCTS, INC.	125,147	179,200
63,000	MICREL, INC.	861,287	849,240
4,200	MICROCHIP TECHNOLOGY, INC.	66,924	159,642
19,100	MICRON TECHNOLOGY, INC.(b)	94,334	218,886
1,000	MICROS SYSTEMS, INC.(b)	26,215	49,430
215,005	MICROSOFT CORP.	2,973,344	5,452,527
3,900	MONSTER WORLDWIDE, INC.(b)	48,446	62,010
3,700	MOTOROLA MOBILITY HOLDINGS, INC.(b)	57,454	90,280
7,428	MOTOROLA SOLUTIONS, INC.(b)	173,254	331,957
1,600	NATIONAL SEMICONDUCTOR CORP.	12,291	22,944
4,200	NETAPP, INC.(b)	94,994	202,356
4,800	NEUSTAR, INC., CLASS A(b)	79,848	122,784
1,600	NOVELLUS SYSTEMS, INC.(b)	40,000	59,408
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	93,888
8,900	NVIDIA CORP.(b)	60,716	164,294
4,000	ON SEMICONDUCTOR CORP.(b)	30,100	39,480
70,462	ORACLE CORP.	105,191	2,351,317
9,066	PAYCHEX, INC.	159,103	284,310
1,600	QLOGIC CORP.(b)	21,624	29,680
22,200	QUALCOMM, INC.	562,630	1,217,226
4,000	RAMBUS, INC.(b)	70,262	79,200
4,200	RED HAT, INC.(b)	61,669	190,638
2,300	ROVI CORP.(b)	55,714	123,395
1,900	SALESFORCE.COM, INC.(b)	86,710	253,802
5,300	SANDISK CORP.(b)	51,148	244,277
12,100	SEAGATE TECHNOLOGY PLC(b)(c)	118,420	174,240
6,200	SUNPOWER CORP., CLASS A(b)	83,390	106,268
17,619	SYMANTEC CORP.(b)	120,327	326,656
2,900	SYNOPSYS, INC.(b)	57,912	80,185
25,650	TE CONNECTIVITY LTD.(c)	847,394	893,133
178,550	TELLABS, INC.	1,083,024	935,602

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
4,500	TERADATA CORP.(b)	$73,317	228,150
4,400	TERADYNE, INC.(b)	40,150	78,364
17,400	TEXAS INSTRUMENTS, INC.	280,527	601,344
2,500	TRIMBLE NAVIGATION LTD.(b)	38,162	126,350
2,200	VISA, INC., CLASS A	129,093	161,964
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	138,372
557	VISHAY PRECISION GROUP, INC.(b)	5,692	8,728
1,500	VMWARE, INC., CLASS A(b)	47,284	122,310
2,666	WEBMD HEALTH CORP.(b)	58,227	142,418
49,525	WEBSENSE, INC.(b)	1,048,348	1,137,589
5,900	WESTERN DIGITAL CORP.(b)	91,433	220,011
100,000	WESTERN UNION (THE) CO.	1,757,308	2,077,000
21,507	XEROX CORP.	155,986	229,050
6,750	XILINX, INC.	47,180	221,400
123,940	YAHOO!, INC.(b)	1,949,270	2,063,601
		31,397,848	57,605,214	15.89%
Materials:
3,375	AIR PRODUCTS & CHEMICALS, INC.	165,820	304,358
400	AIRGAS, INC.	16,882	26,568
1,300	ALBEMARLE CORP.	29,152	77,701
9,700	ALCOA, INC.	109,718	171,205
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	108,352
47,000	ANGLOGOLD ASHANTI LTD. ADR(c)(d)	2,216,250	2,253,650
800	APTARGROUP, INC.	27,324	40,104
1,600	ASHLAND, INC.	47,358	92,416
3,064	BALL CORP.	11,968	109,844
3,000	BEMIS CO., INC.	66,889	98,430
189,280	CEMEX S.A.B. DE C.V. ADR (PARTICIPATION CERTIFICATES)(b)(c)(d)	1,793,583	1,690,270
1,100	CF INDUSTRIES HOLDINGS, INC.	97,135	150,469
1,700	CLIFFS NATURAL RESOURCES, INC.	42,764	167,076
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	46,765
40,505	CROWN HOLDINGS, INC.(b)	1,226,421	1,562,683
1,000	DOMTAR CORP.(c)	52,480	91,780
17,500	DOW CHEMICAL (THE) CO.	416,708	660,625
13,425	E.I. DU PONT DE NEMOURS & CO.	398,402	737,972
1,938	EAGLE MATERIALS, INC.	37,630	58,644
1,500	EASTMAN CHEMICAL CO.	58,012	148,980
3,371	ECOLAB, INC.	113,674	171,988
21,296	FREEPORT-MCMORAN COPPER & GOLD, INC.	546,820	1,182,993
124,725	GAMMON GOLD, INC.(b)(c)	966,685	1,298,039
900	GREIF, INC., CLASS A	27,104	58,869
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	229,451
9,431	INTERNATIONAL PAPER CO.	117,152	284,628
1,000	INTREPID POTASH, INC.(b)	30,875	34,820
1,500	LUBRIZOL CORP.	72,108	200,940
700	MARTIN MARIETTA MATERIALS, INC.	27,965	62,769
2,875	MEADWESTVACO CORP.	30,334	87,199
10,115	MONSANTO CO.	47,604	730,910
2,600	MOSAIC (THE) CO.	41,501	204,750
25,620	NALCO HOLDING CO.	754,436	699,682
42,900	NEWMONT MINING CORP.	2,116,682	2,341,482
10,344	NUCOR CORP.	287,672	476,031
3,950	OWENS-ILLINOIS, INC.(b)	57,616	119,251
2,100	PACKAGING CORP. OF AMERICA	30,902	60,669
3,986	PPG INDUSTRIES, INC.	180,558	379,507
6,450	PRAXAIR, INC.	258,706	655,320
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	127,116
700	ROYAL GOLD, INC.	30,622	36,680
6,500	RPM INTERNATIONAL, INC.	72,503	154,245
700	SCOTTS MIRACLE-GRO (THE) CO., CLASS A	25,182	40,495
6,500	SEALED AIR CORP.	160,306	173,290
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	133,124
3,600	SONOCO PRODUCTS CO.	74,519	130,428
3,200	SOUTHERN COPPER CORP.	38,448	128,864
2,000	TEMPLE-INLAND, INC.	22,890	46,800
1,000	UNITED STATES STEEL CORP.	27,345	53,940

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
3,200	VALSPAR CORP.	$68,240	125,120
557	VULCAN MATERIALS CO.	24,412	25,399
1,800	WALTER ENERGY, INC.	42,609	243,774
		13,389,854	19,296,465	5.32%
Telecommunication Services:
650	AMERICAN TOWER CORP., CLASS A(b)	6,123	33,683
122,915	AT&T, INC.	2,904,215	3,761,199
22,600	CLEARWIRE CORP., CLASS A(b)	119,780	126,334
2,800	CROWN CASTLE INTERNATIONAL CORP.(b)	118,104	119,140
36,300	FRONTIER COMMUNICATIONS CORP.	333,234	298,386
8,300	LEAP WIRELESS INTERNATIONAL, INC.(b)	116,117	128,567
1,200	NII HOLDINGS, INC.(b)	50,388	50,004
551,100	SPRINT NEXTEL CORP.(b)	2,484,959	2,557,104
1,600	TELEPHONE & DATA SYSTEMS, INC.	57,216	53,920
55,283	VERIZON COMMUNICATIONS, INC.	1,651,700	2,130,607
7,900	WINDSTREAM CORP.	101,278	101,673
		7,943,114	9,360,617	2.58%
Utilities:
1,500	AES (THE) CORP.(b)	14,670	19,500
4,500	AGL RESOURCES, INC.	135,198	179,280
1,000	ALLIANT ENERGY CORP.	24,835	38,930
1,600	AMEREN CORP.	40,872	44,912
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	323,288
36,935	AMERICAN WATER WORKS CO., INC.	905,525	1,036,027
1,888	AQUA AMERICA, INC.	32,248	43,216
8,600	CALPINE CORP.(b)	57,319	136,482
5,800	CENTERPOINT ENERGY, INC.	66,308	101,848
10,200	CMS ENERGY CORP.	144,342	200,328
4,589	CONSOLIDATED EDISON, INC.	184,849	232,754
2,715	CONSTELLATION ENERGY GROUP, INC.	79,463	84,518
8,862	DOMINION RESOURCES, INC.	284,452	396,131
1,100	DPL, INC.	24,480	30,151
2,800	DTE ENERGY CO.	105,289	137,088
22,213	DUKE ENERGY CORP.	248,268	403,166
8,525	EDISON INTERNATIONAL	182,117	311,930
3,664	ENTERGY CORP.	102,452	246,258
6,500	EXELON CORP.	245,607	268,060
3,500	FIRSTENERGY CORP.	135,258	129,815
8,700	GREAT PLAINS ENERGY, INC.	157,250	174,174
36,100	HAWAIIAN ELECTRIC INDUSTRIES, INC.	799,711	895,280
3,500	ITC HOLDINGS CORP.	154,844	244,650
97,000	KOREA ELECTRIC POWER CORP. ADR(b)(c)(d)	1,222,268	1,187,280
1,500	NATIONAL FUEL GAS CO.	38,322	111,000
4,000	NEXTERA ENERGY, INC.	157,876	220,480
6,900	NISOURCE, INC.	111,901	132,342
2,600	NORTHEAST UTILITIES	64,649	89,960
4,400	NRG ENERGY, INC.(b)	84,326	94,776
1,800	NSTAR	60,859	83,286
6,200	NV ENERGY, INC.	76,954	92,318
2,400	OGE ENERGY CORP.	43,344	121,344
1,000	ONEOK, INC.	31,518	66,880
4,028	PEPCO HOLDINGS, INC.	71,539	75,122
7,700	PG&E CORP.	145,781	340,186
2,400	PINNACLE WEST CAPITAL CORP.	71,637	102,696
71,225	PNM RESOURCES, INC.	872,915	1,062,677
1,600	PPL CORP.	35,717	40,480
4,600	PROGRESS ENERGY, INC.	166,393	212,244
8,384	PUBLIC SERVICE ENTERPRISE GROUP, INC.	245,903	264,180
67,975	QUESTAR CORP.	1,151,883	1,186,164
4,800	SCANA CORP.	166,536	188,976
3,200	SEMPRA ENERGY	149,225	171,200
11,300	SOUTHERN CO.	258,573	430,643
7,600	TECO ENERGY, INC.	90,842	142,576
3,100	UGI CORP.	51,202	101,990
1,400	WESTAR ENERGY, INC.	25,767	36,988

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
4,820	WISCONSIN ENERGY CORP.	$46,469	147,010
4,825	XCEL ENERGY, INC.	43,342	115,269
		9,901,046	12,495,853	3.45%
	Sub-total Common Stocks:	232,449,144	355,415,646	98.02%
Short-Term Investments:
6,032,427	NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	6,032,427	6,032,427
	Sub-total Short-Term Investments:	6,032,427	6,032,427	1.66%
	Grand total(f)	$238,481,571	361,448,073	99.68%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2011, the value of foreign stocks or depository receipts of companies based outside of the United States represented 7.24% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.41% of net assets.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(f)

At March 31, 2011, the cost for Federal income tax purposes was $238,663,670. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$127,849,114
Gross unrealized depreciation	(5,064,711)
Net unrealized appreciation	$122,784,403

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Growth Fund (unaudited)
March 31, 2011

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs,which may include the advisors own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Growth Fund as of March 31, 2011 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks	$355,415,646	$—	$—	$355,415,646
Short-term Investments	6,032,427	—	—	6,032,427
Total	$361,448,073	$—	$—	$361,448,073

For the Growth Fund, 100% of the investment value is comprised of equity securities and short term investments. See the Fund’s Schedule of Investments for industry classification.

There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Growth Fund (unaudited)
March 31, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
37,181	BLACK DIAMOND, INC.(b)	$241,421	256,549
19,889	CACHE, INC.(b)	89,588	91,290
8,069	CALIFORNIA PIZZA KITCHEN, INC.(b)	140,074	136,205
31,800	CENTURY CASINOS, INC.(b)	56,023	95,082
7,811	CHEROKEE, INC.	141,013	134,818
15,660	CHRISTOPHER & BANKS CORP.	101,380	101,477
71,114	COOPER TIRE & RUBBER CO.	1,547,123	1,831,185
17,908	COST PLUS, INC.(b)	70,022	175,857
145,000	DENNY’S CORP.(b)	560,535	588,700
25,245	DGSE COS., INC.(b)	53,898	128,749
230,412	ENTERCOM COMMUNICATIONS CORP., CLASS A(b)	1,779,034	2,539,140
143,425	EXIDE TECHNOLOGIES(b)	833,457	1,603,491
28,500	GAYLORD ENTERTAINMENT CO.(b)	666,790	988,380
21,499	GENESCO, INC.(b)	547,139	864,260
264,575	HANCOCK FABRICS, INC.(b)	357,610	293,678
28,500	HANESBRANDS, INC.(b)	652,515	770,640
38,205	HILLENBRAND, INC.	786,755	821,407
155,006	ICONIX BRAND GROUP, INC.(b)	1,790,893	3,329,529
9,972	INTERCLICK, INC.(b)	51,486	70,303
12,106	JOHNSON OUTDOORS, INC., CLASS A(b)	181,632	183,890
92,489	KNOLOGY, INC.(b)	723,049	1,194,033
31,000	MADISON SQUARE GARDEN, INC., CLASS A(b)	599,247	836,690
101,778	MAIDENFORM BRANDS, INC.(b)	2,544,828	2,907,797
15,688	MOTORCAR PARTS OF AMERICA, INC.(b)	149,185	219,318
14,795	O’CHARLEYS, INC.(b)	100,199	88,326
53,000	ORIENT-EXPRESS HOTELS LTD., CLASS A(b)(c)	788,949	655,610
63,423	OUTDOOR CHANNEL HOLDINGS, INC.(b)	379,737	473,136
74,415	OXFORD INDUSTRIES, INC.	1,788,158	2,544,249
12,309	PACIFIC SUNWEAR OF CALIFORNIA, INC.(b)	46,499	44,435
35,000	PENSKE AUTOMOTIVE GROUP, INC.(b)	690,937	700,700
19,939	PEP BOYS - MANNY, MOE & JACK	241,985	253,425
25,000	PETSMART, INC.	538,857	1,023,750
35,559	RC2 CORP.(b)	549,879	999,208
13,961	RED ROBIN GOURMET BURGERS, INC.(b)	312,926	375,551
38,659	ROCKY BRANDS, INC.(b)	324,736	590,710
65,000	SALLY BEAUTY HOLDINGS, INC.(b)	562,956	910,650
7,690	SHILOH INDUSTRIES, INC.	88,974	89,819
20,942	STANDARD MOTOR PRODUCTS, INC.	238,233	289,628
7,875	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	156,721	174,904
102,643	STONERIDGE, INC.(b)	1,103,412	1,500,641
17,793	TANDY LEATHER FACTORY, INC.	81,842	89,321
29,514	TUESDAY MORNING CORP.(b)	125,249	144,619
61,389	UNIVERSAL ELECTRONICS, INC.(b)	1,638,302	1,814,659
13,000	VAIL RESORTS, INC.(b)	472,042	633,880
52,642	VALASSIS COMMUNICATIONS, INC.(b)	1,010,187	1,533,988
29,151	WET SEAL (THE), INC., CLASS A(b)	110,945	124,766
69,911	WOLVERINE WORLD WIDE, INC.	1,942,761	2,606,282
28,000	WYNDHAM WORLDWIDE CORP.	695,522	890,680
		28,654,705	38,715,405	14.09%
Consumer Staples:
15,817	CENTRAL GARDEN AND PET CO.(b)	155,546	139,348
8,712	CHIQUITA BRANDS INTERNATIONAL, INC.(b)	120,865	133,642
203,886	COTT CORP.(b)(c)	1,682,314	1,712,643
21,000	DR PEPPER SNAPPLE GROUP, INC.	329,293	780,360
27,000	FLOWERS FOODS, INC.	511,723	735,210
32,943	MEDIFAST, INC.(b)	749,537	650,624
13,121	OMEGA PROTEIN CORP.(b)	62,209	177,002
3,100	PANTRY (THE), INC.(b)	45,688	45,973
5,407	SENECA FOODS CORP., CLASS A(b)	131,132	161,507
49,500	SPARTAN STORES, INC.	668,259	732,105
84,137	SPECTRUM BRANDS HOLDINGS, INC.(b)	2,439,110	2,335,643
42,092	TREEHOUSE FOODS, INC.(b)	1,849,917	2,393,772
		8,745,593	9,997,829	3.64%
Energy:
32,050	BILL BARRETT CORP.(b)	1,208,115	1,279,115

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
78,614	CARRIZO OIL & GAS, INC.(b)	$2,522,872	2,903,215
11,000	CONTANGO OIL & GAS CO.(b)	487,508	695,640
29,793	DHT HOLDINGS, INC.(c)	121,361	143,304
10,000	DRIL-QUIP, INC.(b)	474,728	790,300
8,356	GEORESOURCES, INC.(b)	186,425	261,292
245,139	GMX RESOURCES, INC.(b)	1,146,906	1,512,508
324,870	HERCULES OFFSHORE, INC.(b)	1,572,879	2,147,391
185,170	INTERNATIONAL COAL GROUP, INC.(b)	1,580,367	2,092,421
42,500	MCDERMOTT INTERNATIONAL, INC.(b)	509,483	1,079,075
32,000	OASIS PETROLEUM, INC.(b)	564,228	1,011,840
42,000	PETROHAWK ENERGY CORP.(b)	486,374	1,030,680
185,277	PIONEER DRILLING CO.(b)	1,424,875	2,556,823
20,000	QEP RESOURCES, INC.	740,019	810,800
46,272	SUPERIOR ENERGY SERVICES, INC.(b)	889,586	1,897,152
90,704	TESCO CORP.(b)(c)	915,410	1,990,953
		14,831,136	22,202,509	8.08%
Financials:
17,385	ABINGTON BANCORP, INC.	147,007	212,619
4,398	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)	89,930	94,249
96,112	AMTRUST FINANCIAL SERVICES, INC.	1,007,559	1,832,856
25,000	ARTHUR J. GALLAGHER & CO.	505,110	760,250
32,084	ASPEN INSURANCE HOLDINGS LTD.(c)	774,510	884,235
11,680	ASSOCIATED ESTATES REALTY CORP.	150,972	185,478
14,383	BANKUNITED, INC.	409,661	412,936
7,419	BERKSHIRE HILLS BANCORP, INC.	163,388	154,686
126,618	BRANDYWINE REALTY TRUST	1,490,008	1,537,143
21,848	BROOKLINE BANCORP, INC.	216,974	230,059
57,000	CAPITOL FEDERAL FINANCIAL, INC.	673,953	642,390
52,900	CAPLEASE, INC.	86,377	289,892
59,445	CHESAPEAKE LODGING TRUST	974,233	1,034,938
32,330	COMMUNITY TRUST BANCORP, INC.	898,239	894,571
38,394	CORPORATE OFFICE PROPERTIES TRUST	1,186,052	1,387,559
40,357	DELPHI FINANCIAL GROUP, INC., CLASS A	904,173	1,239,364
30,333	EDUCATION REALTY TRUST, INC.	212,252	243,574
13,814	EHEALTH, INC.(b)	172,580	183,726
8,752	EMC INSURANCE GROUP, INC.	196,630	217,312
50,000	EPOCH HOLDING CORP.	662,894	789,000
25,000	FEDERATED INVESTORS, INC., CLASS B	670,298	668,750
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	808,500
4,621	FIRST FINANCIAL HOLDINGS, INC.	47,066	52,264
72,503	FIRST MERCHANTS CORP.	416,892	599,600
77,000	FIRST NIAGARA FINANCIAL GROUP, INC.	1,110,190	1,045,660
8,197	FIRST PACTRUST BANCORP, INC.	113,009	130,414
11,359	FIRST POTOMAC REALTY TRUST	100,421	178,904
38,000	FORESTAR GROUP, INC.(b)	775,560	722,760
14,629	GLIMCHER REALTY TRUST	89,719	135,318
32,895	HALLMARK FINANCIAL SERVICES, INC.(b)	228,630	275,660
10,617	HERITAGE FINANCIAL CORP.(b)	132,888	150,443
7,117	HFF, INC., CLASS A(b)	53,778	107,040
40,080	HOME FEDERAL BANCORP, INC.	519,241	472,142
11,670	HOME PROPERTIES, INC.	618,847	687,946
26,373	HORACE MANN EDUCATORS CORP.	333,290	443,066
7,470	HORIZON BANCORP	100,149	204,230
39,730	IBERIABANK CORP.	2,064,141	2,388,965
16,950	KAISER FEDERAL FINANCIAL GROUP, INC.	169,500	208,485
24,000	LEGG MASON, INC.	598,797	866,160
60,453	MB FINANCIAL, INC.	840,868	1,267,095
124,640	MEDICAL PROPERTIES TRUST, INC.	1,184,590	1,442,085
6,600	MIDSOUTH BANCORP, INC.	97,614	95,436
57,622	MISSION WEST PROPERTIES, INC.	392,792	378,577
15,375	NATIONAL FINANCIAL PARTNERS CORP.(b)	176,331	226,781
49,495	NATIONAL RETAIL PROPERTIES, INC.	800,572	1,293,304
169,893	NGP CAPITAL RESOURCES CO.	1,727,068	1,637,769
169,831	NORTHWEST BANCSHARES, INC.	1,725,536	2,129,681
48,000	ORITANI FINANCIAL CORP.	605,168	608,640
10,928	PACIFIC CONTINENTAL CORP.	101,008	111,356
58,625	PACWEST BANCORP	1,224,218	1,275,094
13,111	PARK STERLING CORP.(b)	80,326	63,588

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
159,184	PHOENIX (THE) COS., INC.(b)	$425,105	432,981
23,956	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	757,042	912,484
42,757	PRESIDENTIAL LIFE CORP.	424,376	407,474
53,660	PRIVATEBANCORP, INC.	781,077	820,461
23,128	PROVIDENT NEW YORK BANCORP	229,691	238,681
41,187	REDWOOD TRUST, INC.	523,859	640,458
15,778	RENASANT CORP.	260,305	267,910
17,983	RETAIL OPPORTUNITY INVESTMENTS CORP.	177,842	196,734
38,500	ROCKVILLE FINANCIAL, INC.	407,624	401,555
6,727	SCBT FINANCIAL CORP.	213,328	223,875
1,412	SI FINANCIAL GROUP, INC.	13,301	14,007
9,169	SOUTHSIDE BANCSHARES, INC.	194,031	196,217
15,079	STELLARONE CORP.	221,336	214,122
33,000	TERRITORIAL BANCORP, INC.	510,807	657,360
44,990	TOWER BANCORP, INC.	1,006,639	1,002,827
13,331	UNITED FINANCIAL BANCORP, INC.	172,645	220,095
9,163	UNIVEST CORP. OF PENNSYLVANIA	151,528	162,368
9,969	URSTADT BIDDLE PROPERTIES, INC., CLASS A	162,823	189,610
46,000	VIEWPOINT FINANCIAL GROUP	583,839	598,000
35,000	WALTER INVESTMENT MANAGEMENT CORP.	465,880	564,550
17,869	WASHINGTON BANKING CO.	212,266	251,953
91,922	WESTFIELD FINANCIAL, INC.	928,902	832,813
18,600	WINTRUST FINANCIAL CORP.	648,416	683,550
		38,179,815	44,032,635	16.02%
Health Care:
279	ADVOCAT, INC.	1,766	2,023
15,609	AFFYMETRIX, INC.(b)	75,167	81,323
34,172	ALPHATEC HOLDINGS, INC.(b)	89,722	92,264
10,305	AMERICAN DENTAL PARTNERS, INC.(b)	129,621	135,202
79,702	AMERICAN MEDICAL SYSTEMS HOLDINGS, INC.(b)	1,215,141	1,724,751
21,000	AMERISOURCEBERGEN CORP.	346,010	830,760
21,285	BIOSCRIP, INC.(b)	94,580	100,252
37,889	CATALYST HEALTH SOLUTIONS, INC.(b)	1,106,714	2,119,132
9,295	DGT HOLDINGS CORP.(b)	73,158	89,232
113,941	EMDEON, INC., CLASS A(b)	1,424,144	1,835,589
37,000	HANGER ORTHOPEDIC GROUP, INC.(b)	718,063	963,110
106,789	HEALTHSOUTH CORP.(b)	1,752,169	2,667,589
116,503	HEALTHSPRING, INC.(b)	1,629,008	4,353,717
34,644	HEALTHSTREAM, INC.(b)	216,652	268,145
13,890	HEALTHWAYS, INC.(b)	152,179	213,489
25,000	HILL-ROM HOLDINGS, INC.	477,681	949,500
11,346	INTEGRAMED AMERICA, INC.(b)	87,872	116,864
15,310	MEDTOX SCIENTIFIC, INC.	178,719	251,237
10,798	OMNICELL, INC.(b)	153,899	164,561
109,449	ORTHOFIX INTERNATIONAL N.V.(b)(c)	2,578,327	3,552,715
20,000	PATTERSON COS., INC.	448,311	643,800
14,000	PERRIGO CO.	277,740	1,113,280
65,411	PHC, INC., CLASS A(b)	89,016	172,685
86,772	REHABCARE GROUP, INC.(b)	2,306,410	3,199,284
16,488	SKILLED HEALTHCARE GROUP, INC., CLASS A(b)	214,728	237,262
21,846	SPECTRANETICS CORP.(b)	108,529	102,895
2,187	U.S. PHYSICAL THERAPY, INC.	43,349	48,858
52,868	ZOLL MEDICAL CORP.(b)	1,025,845	2,369,015
		17,014,520	28,398,534	10.33%
Industrials:
15,500	A.O. SMITH CORP.	627,171	687,270
50,100	ACTUANT CORP., CLASS A	934,960	1,452,900
15,000	ACUITY BRANDS, INC.	533,328	877,350
27,000	AECOM TECHNOLOGY CORP.(b)	628,312	748,710
352,772	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,892,267	2,980,923
120,988	APAC CUSTOMER SERVICES, INC.(b)	702,861	727,138
13,429	ASTRONICS CORP.(b)	289,149	338,008
49,000	AVIS BUDGET GROUP, INC.(b)	667,732	877,590
23,278	AZZ, INC.	696,883	1,061,477
30,000	BABCOCK & WILCOX (THE) CO.(b)	683,537	1,001,400
47,189	BELDEN, INC.	1,611,412	1,771,947

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
16,296	BREEZE-EASTERN CORP.(b)	$116,687	139,820
6,455	CASCADE CORP.	167,661	287,764
19,982	CECO ENVIRONMENTAL CORP.(b)	111,512	118,293
28,000	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	512,430	1,138,480
47,500	COLFAX CORP.(b)	514,988	1,090,125
178,644	COMMERCIAL VEHICLE GROUP, INC.(b)	1,457,648	3,187,009
25,000	COVANTA HOLDING CORP.	461,490	427,000
136,999	DOLAN (THE) CO.(b)	1,456,974	1,663,168
27,337	DUCOMMUN, INC.	544,428	653,354
6,698	DXP ENTERPRISES, INC.(b)	103,879	154,590
5,400	ENNIS, INC.	69,365	91,962
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	726,400
30,248	ESCO TECHNOLOGIES, INC.	1,069,050	1,153,961
40,509	FEDERAL SIGNAL CORP.	251,334	263,714
6,500	FLOWSERVE CORP.	329,748	837,200
24,000	FOSTER WHEELER A.G.(b)(c)	513,529	902,880
12,579	GARDNER DENVER, INC.	279,412	981,539
143,432	GENCORP, INC.(b)	746,011	857,723
19,000	GENESEE & WYOMING, INC., CLASS A(b)	478,095	1,105,800
9,177	GP STRATEGIES CORP.(b)	62,336	124,807
73,700	GRAFTECH INTERNATIONAL LTD.(b)	1,016,891	1,520,431
37,000	GREENBRIER COS., INC.(b)	533,907	1,050,060
109,320	ICF INTERNATIONAL, INC.(b)	2,528,465	2,245,433
24,744	II-VI, INC.(b)	548,280	1,231,014
40,000	JOHN BEAN TECHNOLOGIES CORP.	516,680	769,200
11,000	JOY GLOBAL, INC.	420,752	1,086,910
19,500	KANSAS CITY SOUTHERN(b)	432,918	1,061,775
23,500	L.B. FOSTER CO., CLASS A	542,920	1,013,085
8,847	LABARGE, INC.(b)	101,481	156,592
15,383	LADISH CO., INC.(b)	387,834	840,681
21,548	LYDALL, INC.(b)	147,110	191,562
25,845	MAGNETEK, INC.(b)	30,683	56,859
55,000	MANITOWOC (THE) CO., INC.	530,868	1,203,400
376,513	METALICO, INC.(b)	2,286,894	2,341,911
19,336	MIDDLEBY CORP.(b)	871,714	1,802,502
6,000	NATIONAL PRESTO INDUSTRIES, INC.	669,236	676,080
35,000	R.R. DONNELLEY & SONS CO.	602,981	662,200
20,000	SHAW GROUP (THE), INC.(b)	806,578	708,200
53,172	SL INDUSTRIES, INC.(b)	636,887	973,579
13,000	SNAP-ON, INC.	589,134	780,780
77,973	SPARTON CORP.(b)	466,655	605,850
16,987	STANDEX INTERNATIONAL CORP.	406,921	643,638
35,902	TELEDYNE TECHNOLOGIES, INC.(b)	1,513,741	1,856,492
19,000	TENNANT CO.	696,347	798,760
25,000	TEREX CORP.(b)	667,798	926,000
17,294	TEXTAINER GROUP HOLDINGS LTD.	519,970	642,645
12,500	THOMAS & BETTS CORP.(b)	547,678	743,375
22,826	TRIUMPH GROUP, INC.	1,920,786	2,018,960
6,558	TWIN DISC, INC.	117,142	211,299
11,850	UNITEK GLOBAL SERVICES, INC.(b)	112,575	105,465
29,435	WABTEC CORP.	897,378	1,996,576
		41,152,626	59,351,616	21.59%
Information Technology:
23,952	ACTUATE CORP.(b)	121,505	124,550
192,144	ADPT CORP.(b)	599,854	564,903
133,995	ANAREN, INC.(b)	1,480,985	2,693,299
15,926	AUDIOCODES LTD.(b)(c)	111,170	94,760
28,997	BLUE COAT SYSTEMS, INC.(b)	675,230	816,555
126,517	BRIDGELINE DIGITAL, INC.(b)	177,249	139,169
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	726,080
7,620	CALIX, INC.(b)	111,995	154,762
31,600	COGNEX CORP.	855,924	892,700
36,631	COMTECH TELECOMMUNICATIONS CORP.	904,443	995,631
40,000	CORELOGIC, INC.(b)	809,814	740,000
135,780	DDI CORP.	1,154,889	1,435,195
50,572	DYNAMICS RESEARCH CORP.(b)	374,862	826,852
54,328	EASYLINK SERVICES INTERNATIONAL CORP., CLASS A(b)	179,179	224,918
27,714	EMS TECHNOLOGIES, INC.(b)	509,064	544,719

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
351,945	ENTROPIC COMMUNICATIONS, INC.(b)	$3,156,173	2,973,935
22,716	EPICOR SOFTWARE CORP.(b)	203,082	251,466
75,010	EVOLVING SYSTEMS, INC.	546,641	543,072
14,909	EXAR CORP.(b)	94,713	89,752
12,702	FRANKLIN WIRELESS CORP.(b)	37,136	36,201
13,146	FREQUENCY ELECTRONICS, INC.(b)	48,635	134,878
60,713	GILAT SATELLITE NETWORKS LTD.(b)(c)	283,657	322,386
49,813	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	145,245	162,888
5,371	GLOBECOMM SYSTEMS, INC.(b)	53,500	66,224
138,947	GSI GROUP, INC.(b)	1,663,831	1,431,154
2,875	IEC ELECTRONICS CORP.(b)	15,337	24,179
5,917	IMMERSION CORP.(b)	39,888	45,206
227,976	INSTACARE CORP.(b)	18,580	11,627
85,088	INTEGRAL SYSTEMS, INC.(b)	918,306	1,035,521
14,889	INTERNET MEDIA SERVICES, INC.(b)(d)	723	350
11,980	KEYNOTE SYSTEMS, INC.	218,871	222,229
23,975	KULICKE & SOFFA INDUSTRIES, INC.(b)	181,241	224,166
44,487	LANTRONIX, INC.(b)	148,858	169,051
278,768	LOOKSMART LTD.(b)	347,281	457,180
19,265	MAGMA DESIGN AUTOMATION, INC.(b)	57,907	131,387
29,135	MERCURY COMPUTER SYSTEMS, INC.(b)	276,163	616,497
27,855	MICRONETICS, INC.(b)	143,538	111,977
54,315	MKS INSTRUMENTS, INC.	1,130,526	1,808,690
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	97,812
5,138	NCI, INC., CLASS A(b)	116,324	125,213
11,829	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	54,237	115,924
128,812	ONLINE RESOURCES CORP.(b)	746,261	486,909
9,764	OSI SYSTEMS, INC.(b)	270,158	366,443
47,412	QUEST SOFTWARE, INC.(b)	821,056	1,203,791
27,101	REALNETWORKS, INC.(b)	92,006	100,816
221,335	RF MICRO DEVICES, INC.(b)	1,055,980	1,418,757
202,959	SANMINA-SCI CORP.(b)	2,010,022	2,275,170
33,870	SELECTICA, INC.(b)	195,859	191,704
4,670	SIGMATRON INTERNATIONAL, INC.(b)	29,950	25,311
96,275	SILICON MOTION TECHNOLOGY CORP. ADR(b)(c)(e)	522,410	777,902
28,527	SMART MODULAR TECHNOLOGIES WWH, INC.(b)	161,141	221,655
12,650	SPECTRUM CONTROL, INC.(b)	97,624	248,952
81,534	SYNNEX CORP.(b)	2,263,944	2,668,608
11,745	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	137,365	180,521
107,274	TIER TECHNOLOGIES, INC.(b)	702,933	590,007
80,101	TNS, INC.(b)	1,760,955	1,247,173
25,815	TOP IMAGE SYSTEMS LTD.(b)(c)	31,492	32,785
63,017	UNISYS CORP.(b)	1,623,993	1,967,391
25,562	WEB.COM GROUP, INC.(b)	103,916	372,949
17,000	WRIGHT EXPRESS CORP.(b)	463,372	881,280
47,015	ZORAN CORP.(b)	389,754	488,486
4,984	ZYGO CORP.(b)	64,030	72,866
		32,122,671	38,002,534	13.83%
Materials:
7,997	A. SCHULMAN, INC.	168,493	197,686
17,000	APTARGROUP, INC.	711,338	852,210
15,000	ASHLAND, INC.	551,175	866,400
20,500	BEMIS CO., INC.	601,989	672,605
4,384	BUCKEYE TECHNOLOGIES, INC.	43,621	119,376
38,900	CHEMTURA CORP.(b)	639,822	669,080
11,000	CLEARWATER PAPER CORP.(b)	248,245	895,400
11,500	DELTIC TIMBER CORP.	546,288	768,660
10,184	GREIF, INC., CLASS A	428,032	666,136
84,369	HANDY & HARMAN LTD.(b)	184,683	1,014,115
5,435	INNOPHOS HOLDINGS, INC.	123,237	250,608
18,143	INNOSPEC, INC.(b)	155,995	579,487
20,000	KAPSTONE PAPER AND PACKAGING CORP.(b)	145,550	343,400
35,118	KOPPERS HOLDINGS, INC.	937,863	1,499,539
12,415	LANDEC CORP.(b)	77,536	80,698
147,325	NEO MATERIAL TECHNOLOGIES, INC.(b)(c)	592,826	1,421,686
4,119	OLYMPIC STEEL, INC.	90,167	135,144
60,397	ROCK-TENN CO., CLASS A	2,254,325	4,188,532
21,313	STEPAN CO.	1,549,704	1,545,193

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
9,466	SYNALLOY CORP.	$114,118	121,827
14,000	TEXAS INDUSTRIES, INC.	775,328	633,220
46,492	US ANTIMONY CORP.(b)	20,564	24,641
19,000	W.R. GRACE & CO.(b)	465,151	727,510
40,000	ZEP, INC.	572,209	696,400
		11,998,259	18,969,553	6.90%
Utilities:
18,530	ALLETE, INC.	570,973	722,114
27,000	AMERICAN WATER WORKS CO., INC.	583,883	757,350
19,000	CLECO CORP.	470,134	651,510
14,000	ITC HOLDINGS CORP.	638,988	978,600
48,521	PORTLAND GENERAL ELECTRIC CO.	1,004,146	1,153,344
34,000	QUESTAR CORP.	574,232	593,300
21,475	SOUTHWEST GAS CORP.	526,735	836,881
30,817	UIL HOLDINGS CORP.	874,603	940,535
21,012	UNITIL CORP.	457,904	495,042
		5,701,598	7,128,676	2.59%
	Sub-total Common Stocks:	198,400,923	266,799,291	97.07%
Short-Term Investments:
6,854,554	NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	6,854,554	6,854,554
	Sub-total Short-Term Investments:	6,854,554	6,854,554	2.49%
	Grand total(g)	$205,255,477	273,653,845	99.56%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of March 31, 2011, the value of foreign stocks or depository receipts of companies based outside of the United States represented 5.33% of net assets.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.28% of net assets.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(g)

At March 31, 2011, the cost for Federal income tax purposes was $205,285,514. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$71,373,613
Gross unrealized depreciation	(3,005,282)
Net unrealized appreciation	$68,368,331

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Cap Fund (unaudited)
March 31, 2011

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the advisors own assumptions in determining fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Small Cap Fund as of March 31, 2011 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$38,715,405	$—	$—	$38,715,405
Consumer Staples	9,997,829	—	—	9,997,829
Energy	22,202,509	—	—	22,202,509
Financials	44,032,635	—	—	44,032,635
Health Care	28,398,534	—	—	28,398,534
Industrials	59,351,616	—	—	59,351,616
Information Technology	38,002,184	—	350	38,002,534
Materials	18,969,553	—	—	18,969,553
Utilities	7,128,676	—	—	7,128,676

Short-Term Investments	6,854,554	—	—	6,854,554

Total	$273,653,495	$—	$350	$273,653,845

For the Small Cap Fund, 100% of the investment value is comprised of equity and short term investments. Common stocks are generally considered Level 1 securities. One common stock has been classified as a Level 3 investment as of March 31, 2011 based on a fair valuation determined by procedures adopted by the Board of Trustees.

There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Cap Fund (unaudited)
March 31, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
	Information Technology	Total

Balance as of 12/31/10	$350	$350
Realized Gains	—	—
Realized Losses	—	—
Change in Unrealized Appreciation	—	—
Change in Unrealized Depreciation	—	—
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$350	$350

As of March 31, 2011, the amount of change in net unrealized gains or losses on investments in Level 3 securities still held at March 31, 2011, was $0.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments Clearwater Small Cap Fund (unaudited)
March 31, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	607,464
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,133,978
35,600	BLACKROCK MUN INC TRUST			373,567	477,040
18,200	BLACKROCK MUNI BOND TRUST			169,379	261,170
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	2,390,100
59,500	BLACKROCK MUNIHOLDINGS QU			749,861	725,900
71,200	BLACKROCK MUNIYIELD INVES			905,807	897,120
81,800	BLACKROCK MUNIYIELD MI QU			981,525	978,328
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	991,850
54,700	BLACKROCK MUNIYIELD PENNS			774,527	757,595
28,100	BLACKROCK MUNIYIELD QUAL			333,747	316,687
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	943,515
21,837	BLACKROCK MUNIYIELD QUALI			275,930	266,193
12,500	DREYFUS STRATEGIC MUNI BD			68,613	96,500
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,434,850
1,000	EATON VANCE CAL MUNI BOND			8,280	10,330
66,800	EATON VANCE CALI MUN BOND			744,489	694,052
1,100	EATON VANCE MICHI MUNI BN			15,510	15,785
26,905	EATON VANCE MUNICIPAL INC			286,929	316,134
10,800	FEDERATED PREMIER MUNI IN			128,672	143,424
68,200	INVESCO MUNICIPAL PREMIUM			515,130	503,316
101,881	INVESCO QUALITY MUNI INC			1,164,128	1,216,459
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,154,636
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,400,861
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,214,741
37,800	INVESCO VAN KAMPEN S S MN			398,849	429,030
74,277	INVESCO VAN KAMPEN TRUST			1,042,890	998,283
83,800	INVESCO VAN KAMPEN TRUST			954,508	1,140,518
56,248	MANAGED DURATION INVESTME			714,557	739,661
6,500	MFS HIGH INCOME MUNICIPAL			23,108	30,615
10,299	NEUBERGER BERMAN INTMD MU			126,917	143,774
31,103	NUVEEN CAL INV QUAL MUNI			373,215	381,945
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	169,058
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	561,792
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	528,339
13,500	NUVEEN INSD DVD ADV MUNI			181,771	180,630
4,800	NUVEEN MA PREMIUM INC MUN			65,734	62,400
30,600	NUVEEN MI PREMIUM INC MUN			404,605	388,620
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	586,044
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	194,990
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	129,381
48,500	NUVEEN PENN INV QUAL MUNI			673,352	634,380
27,100	NUVEEN PREMIER MUNI INC F			367,653	343,628
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,107,991
216,190	PUTNAM MUNI OPPORTUNITIES			2,450,699	2,343,500
12,700	WESTERN ASSET INTERMEDIAT			111,045	117,221
22,000	WESTERN ASSET MANAGED MUN			240,488	257,840
48,606	WESTERN ASSET MUNICIPAL P			620,291	642,571
	Sub-total Closed-End Funds:			34,584,212	35,060,239	6.81%

Municipal Bonds:
1,000,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	7/1/2037	5.75	954,432	927,310
750,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	9/1/2037	6.00	745,033	730,582
750,000	ABERDEEN S D ECONOMIC DEV REV	5/1/2029	5.63	723,210	702,682
1,500,000	AGUA CALIENTE BAND CAHUILLA INDIANS CALIF REV (b)	7/1/2018	6.00	1,469,738	1,414,425
1,320,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	10/1/2028	5.25	1,320,000	1,332,923
650,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	4/1/2038	4.50	485,518	578,344
500,000	ALAMEDA CORRIDOR TRANSN AUTH CALIF REV	10/1/2021	5.25	495,640	482,785

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ALAMEDA CORRIDOR TRANSN AUTH CALIF REV (c)	10/1/2024	1.60	$411,453	403,805
410,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2033	5.45	410,000	414,301
945,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2034	5.25	942,374	939,859
500,000	ALASKA HSG FIN CORP MTG REV	12/1/2040	4.63	495,038	461,700
350,000	ALASKA INDL DEV & EXPT AUTH CMNTY PROVIDER REV (d)(e)	12/1/2010	5.40	350,000	237,380
250,000	ALASKA INDL DEV & EXPT AUTH CMNTY PROVIDER REV	12/1/2011	5.45	250,000	200,000
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,285,860	1,502,025
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,006,219	2,011,760
240,000	ALBANY N Y INDL DEV AGY CIVIC FAC REV (d)	5/1/2016	6.50	240,000	71,979
485,000	ALEXANDRIA VA REDEV & HSG AUTH MULTI-FAMILY HSG REV	10/1/2029	6.13	500,584	486,605
1,025,000	ALISAL CALIF UN SCH DIST (c)	8/1/2025	10.55	452,875	419,563
1,000,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRTR SCH REV	8/15/2026	5.90	1,000,000	871,820
500,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRTR SCH REV	8/15/2026	5.90	418,822	435,910
1,018,884	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.25	988,222	818,755
1,500,000	ARLINGTON TEX HIGHER ED FIN CORP ED REV	8/15/2028	7.00	1,463,079	1,429,035
1,035,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.00	1,102,145	1,035,248
930,000	ASMS PUB EDL BLDG AUTH MOBILE ALA REV	9/1/2026	4.38	905,513	882,784
500,000	ATLANTA GA ARPT REV	1/1/2020	5.75	501,890	504,160
500,000	ATLANTA GA ARPT REV	1/1/2030	6.00	520,680	539,770
1,000,000	ATLANTA GA TAX ALLOCATION	1/1/2030	5.60	924,641	916,310
630,000	AUSTIN TEX CONVENTION ENTERPRISES INC CONVENTION CTR (b)	1/1/2012	6.00	612,174	628,973
400,000	AVE MARIA STEWARDSHIP CMNTY DEV DIST FLA	11/1/2012	4.80	399,851	372,928
1,500,000	BAY CNTY FLA EDL FACS REV	9/1/2030	5.25	1,374,351	1,153,845
500,000	BERKELEY CNTY S C SCH DIST INSTALLMENT LEASE	12/1/2024	5.25	509,322	504,950
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV CORP REV	7/1/2030	5.88	984,232	946,480
500,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	1/1/2021	5.70	446,351	454,560
445,000	BEXAR CNTY TEX HSG FIN
	CORP MULTI FAMILY HSG
	REV	9/15/2021	8.75	445,000	433,728
250,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2021	6.50	262,949	225,582
805,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (d)	4/1/2030	9.00	802,520	159,020
600,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	6.10	519,441	518,184
365,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	8.13	352,518	306,315
1,005,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (d)	6/1/2031	10.50	1,005,000	295,822

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
890,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2036	9.25	$868,629	605,850
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL PVT EDL BLDG AUTH TUITION	12/1/2019	5.35	503,015	390,185
650,000	BI-STATE DEV AGY MO ILL MET DIST MASS TRAN SALES TAX	10/1/2033	5.25	650,000	640,718
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.75	515,031	502,925
700,000	BOSTON MASS REV	10/1/2031	6.13	701,133	708,953
750,000	BOWLING GREEN OHIO STUDENT HSGREV	6/1/2031	5.75	718,252	681,735
965,000	BRAZOS CNTY TEX HEALTH FAC DEV CORP FRANCISCAN SVCS CORP REV	1/1/2032	5.38	953,569	870,585
500,000	BRAZOS CNTY TEX HEALTH FAC DEV CORP FRANCISCAN SVCS CORP REV	1/1/2033	5.50	504,749	455,130
184,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.13	184,000	118,546
890,000	BUCKEYE OHIO TOB SETTLEMENT FING AUTH	6/1/2024	5.13	856,638	676,729
750,000	BUNCOME CNTY N C PROJ DEV FING REV	8/1/2024	6.75	737,696	641,572
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.90	395,000	232,651
145,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV	8/1/2012	4.65	144,908	72,367
385,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV	11/1/2012	4.85	382,746	188,900
135,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2021	4.50	133,587	113,167
500,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2036	5.00	495,044	331,415
500,000	CALIFORNIA HEALTH FACS FING AUTH REV	3/1/2033	5.00	502,708	438,900
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.45	481,221	474,010
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.50	754,285	690,435
1,000,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK REV	2/1/2030	6.00	1,011,216	1,030,200
500,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK ST SCH FD	8/15/2029	5.75	505,143	487,245
570,000	CALIFORNIA MUN FIN AUTH CHARTER SCH LEASE REV	9/1/2022	5.50	575,189	515,559
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.25	744,423	612,682
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.88	498,865	515,820
750,000	CALIFORNIA MUN FIN AUTH SR LIVING REV	5/15/2029	5.88	750,000	748,282
1,500,000	CALIFORNIA SCH FACS FING AUTH REV (c)	8/1/2029	2.42	1,042,516	1,046,160
500,000	CALIFORNIA ST PUB WKS BRD LEASE REV	10/1/2030	5.75	503,309	487,990
500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH	5/15/2032	5.75	493,335	464,235
400,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH CTFS PARTN	8/15/2031	5.50	372,231	383,892
600,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH MULTIFAMILY REV	11/20/2036	6.15	629,525	672,864
1,500,000	CALIFORNIA STATEWIDE
	CMNTYS DEV AUTH REV	1/1/2016	5.25	1,492,131	1,480,065
750,000	CALIFORNIA STATEWIDE
	CMNTYS DEV AUTH REV	6/1/2017	5.40	748,027	722,535

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	1/1/2021	6.00	$1,500,000	1,469,865
500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	10/1/2025	5.75	487,968	470,715
1,000,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	8/15/2028	5.50	1,004,543	1,022,610
350,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH SPL TAX	9/1/2029	6.00	350,000	290,720
200,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTHR EV	4/20/2036	7.00	200,000	210,126
210,000	CAMERON TEX ED CORP REV	8/15/2021	5.00	166,345	182,461
255,000	CAPITAL TR AGY FLA MULTIFAMILYREV	6/1/2013	4.75	255,000	81,536
750,000	CAPITAL TR AGY FLA MULTIFAMILYREV	6/1/2038	5.88	762,627	239,812
1,156,681	CARLSBAD N M INDL DEV REV	4/15/2021	5.75	1,185,644	1,051,493
1,000,000	CENTER UNI SCH DIST CALIF (c)	8/1/2031	12.90	304,754	223,510
900,000	CENTINELA VALLEY CALIF UN HIGH SCH DIST	8/1/2033	5.50	911,719	840,762
595,000	CHANDLER PARK ACADEMY MICH PUB SCH ACADEMY REV	11/1/2022	5.00	443,362	525,326
400,000	CHARTIERS VALLEY PA INDL & COML DEV AUTH REV	8/15/2012	5.00	399,207	400,668
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.50	518,109	403,130
1,000,000	CHAUTAUQUA CNTY N Y CAP RESOURCE CORP REV	11/15/2016	6.75	977,086	979,380
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MULTI-FAMILY REV	7/1/2019	5.20	257,099	275,245
15,000	CHICAGO ILL MET HSG DEV CORP MTG REV	7/1/2022	6.85	15,180	15,024
1,000,000	CHICAGO-REF-A-AGM	1/1/2027	5.00	963,030	946,680
500,000	CITIZEN POTAWATOMI NATION OKLASR OBLIG TAX REV	9/1/2016	6.50	500,000	473,030
250,000	CLARK CNTY NEV ECONOMIC DEV REV	5/15/2033	5.38	253,661	236,240
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.00	456,364	386,313
1,000,000	CLARK CNTY NEV PASSENGER FAC CHARGE REV	7/1/2030	5.00	984,766	947,820
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.35	261,442	297,792
720,000	CLIFTON TEX HIGHER ED FIN CORPED REV	2/15/2018	7.75	710,546	806,580
1,000,000	CLIFTON TEX HIGHER ED FIN CORPED REV	12/1/2025	5.70	992,069	876,880
1,000,000	CLIFTON TEX HIGHER ED FIN CORPED REV	12/1/2030	6.00	982,919	864,340
330,000	COLLIER CNTY FLA HSG FIN AUTH MULTIFAMILY REV	8/15/2015	5.25	329,170	335,699
750,000	COLLIER CNTY FLA INDL DEV AUTH HEALTH CARE FACS REV	10/1/2039	6.25	735,322	740,168
625,000	COLO HSG FIN AUTH SINGLE FAMILY MTG REV	11/1/2034	5.00	625,048	627,569
1,500,000	COLORADO EDL & CULTURAL FACS AUTH INDPT SCH REV	5/1/2030	6.00	1,458,381	1,399,950
835,000	COLORADO EDL & CULTURAL FACS AUTH REV	11/15/2028	6.75	835,000	886,937
2,861,643	COLORADO EDL & CULTURAL FACS AUTH REV	11/15/2028	6.75	2,861,643	2,779,171
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	6/1/2033	5.50	974,929	951,980
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	7/1/2034	5.60	993,486	900,440
350,000	COLORADO EDL & CULTURAL FACS AUTH REV	12/1/2039	5.13	330,669	308,735
885,000	COLORADO HSG & FIN AUTH	10/1/2029	5.40	885,000	889,682

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
845,000	COLORADO HSG & FIN AUTH	11/1/2029	5.50	$845,000	860,692
1,000,000	COLTON CALIF JT UNI SCH DIST (c)	8/1/2035	3.46	544,127	431,600
1,000,000	COMMUNITY MEM HOSP DIST MO HOSP REV	12/1/2034	6.68	884,634	983,550
1,750,000	COMPARK BUSINESS CAMPUS MET DIST COLO	12/1/2027	5.75	1,572,966	1,422,540
1,250,000	CONNECTICUT ST DEV AUTH POLLUTN CTL REV	9/1/2028	5.85	1,293,330	1,243,725
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	935,220
375,000	CONNERTON WEST CMNTY DEV DIST FLA CAP IMPT REV (d)	5/1/2016	5.13	374,540	149,888
1,105,000	CORONA-NORCO CALIF UNI SCH DIST (c)	8/1/2039	2.24	678,591	726,029
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.50	633,052	398,106
880,000	CROW FIN AUTH MONT TRIBAL PURP REV	10/1/2017	5.65	848,552	881,743
1,125,000	CROWN POINT IND ECONOMIC DEV REV	11/15/2013	6.50	1,125,000	1,113,728
1,000,000	CULLMAN CNTY ALA HEALTH CARE AUTH	2/1/2023	6.25	979,475	919,470
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.70	513,704	510,575
3,354,000	DALLAS TEX HSG FIN CORP MULTI	10/20/2032	6.75	3,332,608	3,424,065
2,000,000	DAMON RUN CONSERVANCY DIST IND	7/1/2025	6.10	2,045,387	1,992,240
1,000,000	DAMON RUN CONSERVANCY DIST IND	1/1/2027	6.38	1,017,575	1,003,370
1,000,000	DE KALB CNTY GA HOSP AUTH REV ANTIC CTFS	9/1/2030	6.00	970,405	948,390
500,000	DELANO CALIF FING AUTH REV	12/1/2025	5.00	493,848	433,565
500,000	DELAWARE RIV PORT AUTH PA & N J	1/1/2022	5.70	500,000	500,535
465,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.20	465,000	463,117
167,310	DENHAM SPRINGS-LIVINGSTON HSG & MTG FIN AUTH LA SGLE F M REV	11/1/2040	5.00	173,372	169,074
500,000	DENVER COLO CITY & CNTY ARPT REV	11/15/2031	5.00	493,651	485,565
500,000	DENVER COLO CONVENTION CTR HOTEL AUTH REV	12/1/2030	5.00	511,495	407,330
500,000	DETROIT LAKES MINN HSG & HEALTH FACS REV	8/1/2034	2.39	500,000	488,960
500,000	DINUBA CALIF FING AUTH LEASE REV	9/1/2038	5.38	494,673	355,845
1,105,000	DIRECTOR ST NEV DEPT BUSINESS & INDUSTRY	11/15/2014	6.00	1,097,305	664,415
500,000	DISTRICT COLUMBIA HSG FIN AGY MULTI-FAMILY HSG REV	7/1/2033	5.45	500,000	491,730
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.00	507,877	397,075
3,000,000	DUBLIN CALIF UNI SCH DIST (c)	8/1/2034	15.06	692,904	570,720
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.50	505,046	470,585
250,000	EAST BATON ROUGE LA MTG FIN AUTH SINGLE FAMILY REV	10/1/2034	5.00	250,000	242,932
550,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	556,721
565,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	572,300
950,000	EAST POINT GA	2/1/2026	8.00	1,046,661	951,966
800,000	EDEN PRAIRIE MINN MULTIFAMILY HSG REV	2/20/2043	6.20	857,718	841,424
2,045,000	EDEN TWP CALIF HEALTHCARE DIST CTFS PARTN	6/1/2030	6.00	2,021,929	1,916,635

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
140,000	EL PASO CNTY TEX HSG FIN CORP MULTIFAMILY HSG REV	12/1/2015	7.00	$140,000	140,003
750,000	EL PASO DE ROBLES CALIF REDEV AGY TAX ALLOCATION REV	7/1/2033	6.38	741,599	761,182
745,554	EL PASO TEX HSG FIN CORP MTG REV	4/1/2033	6.18	771,276	780,252
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.25	500,000	500,120
2,000,000	EMERY CNTY UTAH POLLUTN CTL REV	11/1/2023	5.65	2,013,722	2,003,500
1,155,000	ENTERPRISE CALIF ELEM SCH DIST (c)	8/1/2035	3.73	606,203	520,974
1,000,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.63	1,009,538	869,510
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.00	1,000,000	971,560
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.30	503,136	505,295
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MULTIFAMILY REV	8/1/2039	5.60	500,000	509,830
750,000	FARGO N D HEALTH SYS REV	11/1/2028	6.00	741,891	763,478
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMT	3/1/2036	5.13	239,000	140,183
1,000,000	FESTIVAL RANCH CMNTY FACS DISTARIZ	7/15/2024	6.25	1,016,103	987,030
315,000	FIDDLERS CREEK CMNTY DEV DIST NO 2 FLA SPL ASSMT REV (d)	5/1/2013	5.75	314,118	100,422
875,000	FLAGSTAFF ARIZ INDL DEV AUTH REV	7/1/2022	5.50	805,890	770,752
1,400,000	FLINT MICH HOSP BLDG AUTH REV	7/1/2020	6.00	1,361,063	1,332,198
750,000	FLORIDA HIGHER EDL FACS FING AUTH REV	7/1/2032	5.38	759,493	721,905
500,000	FLORIDA HSG FIN CORP REV	7/1/2026	5.00	501,865	506,245
500,000	FLORIDA HSG FIN CORP REV	1/1/2027	5.05	500,000	499,100
400,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.45	400,000	402,316
1,845,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.30	1,866,149	1,818,174
630,000	FOREST CREEK CMNTY DEV DIST FLA CAP IMPT REV	11/1/2013	7.00	779,814	605,291
250,000	FOREST GROVE ORE REV	5/1/2030	6.00	245,793	250,750
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE FACS REV	7/1/2035	5.13	587,083	819,570
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.25	1,077,598	928,583
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.50	980,658	1,004,490
500,000	GAINESVILLE & HALL CNTY GA DEVAUTH RETIREMENT CMNTY REV	11/15/2029	6.38	515,823	503,410
1,000,000	GAINESVILLE & HALL CNTY GA HOSP AUTH REV ANTIC CTFS	2/15/2030	5.00	971,437	920,730
1,206,508	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT NO 52(d)	3/1/2011	6.16	1,206,508	964,241
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	0.97	400,000	256,280
500,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	2/15/2031	5.13	495,386	503,245
3,000,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	3/15/2031	5.13	3,000,000	2,972,100
500,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	2/15/2036	5.25	491,475	496,535
500,000	GILA CNTY ARIZ UNI SCH DIST NO 10 PAYSON	7/1/2028	5.75	476,952	522,220

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	GOLDEN ST TOB SECURITIZATION CORP CALIF TOB SETTLEMENT REV	6/1/2047	5.13	$849,532	597,340
2,015,000	GRAND FORKS N D HEALTH CARE SYS REV	8/15/2027	5.63	2,014,449	1,934,722
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.13	988,190	1,002,340
1,000,000	HAMMOND IND LOC PUB IMPT BD BKSPL REV	8/15/2025	6.50	1,022,732	1,010,480
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.00	500,000	490,915
1,500,000	HARBOR POINT INFRASTRUCTURE IMPT DIST CONN SPL OBLIG REV	4/1/2022	7.00	1,500,000	1,532,085
1,250,000	HARRIS CNTY TEX CULTURAL ED FACS FIN CORP REV (b)	8/15/2021	6.75	1,250,000	1,237,950
1,500,000	HARTNELL CALIF CMNTY COLLEGE DIST (c)	8/1/2034	5.71	653,340	708,885
500,000	HARVEY-REF-SER A	12/1/2027	5.50	450,496	390,575
500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2014	6.40	500,000	499,635
1,000,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2023	7.88	968,646	1,049,210
590,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2029	8.75	581,902	632,415
1,500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2033	8.00	1,580,157	1,565,355
2,000,000	HAWTHORNE CALIF SCH DIST CTFS PARTN (c)	12/1/2029	1.69	1,522,824	1,532,920
1,000,000	HAWTHORNE SD-CABS-C (c)	11/1/2026	11.90	360,429	330,120
1,000,000	HEALDSBURG REDEV-SOTO	8/1/2034	5.38	990,091	970,810
1,000,000	HELENDALE CONV CABS (c)	8/1/2034	3.31	568,116	557,950
255,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2027	5.00	257,459	244,966
500,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2032	5.13	501,579	466,255
500,000	HOPKINS CNTY TEX HOSP DIST HOSP REV	2/15/2023	5.50	488,890	455,175
245,000	HOUMA-TERREBONNE PUB TR FING AUTH LA SINGLE FAMILY MTG REV	12/1/2040	5.15	254,961	249,425
250,000	HOWARD CNTY MD RETIREMENT CMNTY REV	4/1/2027	5.25	254,629	187,092
1,000,000	IDAHO HSG & FIN ASSN ECONOMIC DEV REV	2/1/2026	6.50	1,000,000	999,880
245,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	8/1/2017	6.25	245,000	231,990
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	12/1/2018	5.50	247,673	241,938
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	6/1/2021	5.50	250,000	233,880
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2021	5.63	249,316	230,620
750,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2021	9.00	750,000	828,322
750,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2030	5.50	750,000	602,918
670,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2026	5.65	686,231	672,124
395,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2038	5.50	395,000	398,875
230,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	1/1/2040	5.50	230,000	232,121
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.50	252,235	245,048
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.00	567,799	448,614
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.10	499,457	493,985
1,000,000	ILLINOIS FIN AUTH REV	5/15/2017	6.00	1,000,000	970,580
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.25	1,247,759	1,217,375
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.00	362,612	342,506

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.75	$729,274	684,172
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.00	623,501	494,765
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.25	970,516	813,120
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.75	252,042	244,468
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.00	520,485	475,695
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.25	505,927	471,515
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.38	741,471	766,312
1,000,000	ILLINOIS FIN AUTH REV	10/1/2032	6.00	976,230	1,008,980
1,500,000	ILLINOIS FIN AUTH REV	8/15/2036	5.25	1,474,067	1,284,855
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.00	151,393	116,226
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.25	801,166	664,157
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.00	485,053	507,515
750,000	ILLINOIS FIN AUTH SPORTS FAC REV (b)(f)	10/1/2027	6.13	730,795	149,738
440,000	ILLINOIS FIN AUTH SPORTS FAC REV (d)	12/1/2035	7.00	436,698	39,455
500,000	ILLINOIS FIN AUTH SPORTS FAC REV (b)(f)	10/1/2037	6.25	484,210	99,540
1,500,000	ILLINOIS FIN AUTH STUDENT HSG REV	10/1/2024	6.00	1,482,874	1,467,480
630,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.25	630,290	621,464
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.38	737,540	704,408
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.00	511,869	501,715
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.10	2,129,865	1,956,738
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.15	501,011	456,695
1,000,000	IMPERIAL CALIF CMNTY COLLEGE DIST (c)	8/1/2040	1.12	761,627	754,290
250,000	INDEPENDENCE MO THIRTY-NINTH STR TRANSN DIST REV	9/1/2032	6.88	250,000	221,372
500,000	INDIANA BD BK REV	2/1/2029	5.50	490,508	504,710
1,000,000	INDIANA FIN AUTH HOSP REV	3/1/2030	5.13	951,327	918,730
1,750,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	3/1/2022	5.50	1,620,536	1,750,525
1,000,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2030	5.25	742,159	898,180
500,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2036	5.25	502,160	428,315
1,315,000	INDIANA HEALTH FAC FING AUTH REV	8/15/2018	5.00	1,194,062	1,305,335
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.00	1,000,000	960,910
6,857,179	INTERMEDIATE SCH DIST 287 MINNLEASE REV	11/1/2032	5.30	6,620,677	6,272,125
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.00	398,261	350,908
500,000	IOWA FIN AUTH SR LIVING FAC REV	11/15/2027	5.50	508,594	348,850
1,000,000	IOWA STUDENT LN LIQUIDITY CORP STUDENT LN REV	12/1/2027	5.50	977,593	950,720
450,000	JACKSONVILLE FLA ECONOMIC DEV COMMN HEALTH CARE FACS REV	9/1/2017	6.00	450,000	449,968
1,000,000	JACKSONVILLE FLA HEALTH FACS AUTH	11/1/2027	5.00	959,746	916,460
2,000,000	JEFFERSON CALIF UN HIGH SCH DIST SAN MATEO CNTY (c)	8/1/2031	26.18	326,832	334,300
1,209,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.13	1,209,000	1,211,321
140,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2033	5.00	147,095	141,887
1,095,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2038	5.00	1,143,218	1,075,761

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
250,000	JEFFERSON PARISH LA FIN AUTH REV	12/1/2048	5.70	$261,825	264,318
700,000	JOPLIN MO INDL DEV AUTH INDL REV	5/15/2017	5.50	707,204	700,672
1,690,000	KALISPEL TRIBE INDIANS PRIORITY DISTR WASH REV	1/1/2016	6.20	1,639,855	1,554,732
4,500,000	KANSAS CITY MO INDL DEV AUTH MULTIFAMILY HSG REV	1/1/2012	5.00	4,481,075	4,498,335
1,000,000	KANSAS CITY MO INDL DEV AUTH MULTIFAMILY HSG REV	11/20/2039	5.10	1,000,000	967,770
1,250,000	KANSAS CITY MO INDL DEV AUTH REV	9/1/2023	5.45	1,250,000	1,166,488
1,000,000	KANSAS ST DEV FIN AUTH HOSP REV	11/15/2029	5.50	977,156	1,033,200
200,000	KATY TEX DEV AUTH REV	6/1/2011	5.80	199,789	200,158
500,000	KENTUCKY ECONOMIC DEV FIN AUTHHEALTH SYS REV	10/1/2028	6.63	502,844	502,515
500,000	KENTUCKY ECONOMIC DEV FIN AUTHMULTIFAMILY HSG REV	11/20/2035	5.38	500,000	511,110
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.15	500,000	497,745
2,655,000	KERRVILLE TEX HEALTH FACS DEV CORP HOSP REV	8/15/2035	5.45	2,628,423	2,278,627
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.20	750,000	762,412
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	11/15/2015	7.00	500,000	497,420
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	5/15/2021	8.00	500,000	511,275
900,000	KLICKITAT CNTY WASH PUB HOSP DIST NO 2 HOSP REV	12/1/2020	6.00	834,838	816,282
1,390,000	KREMMLING COLO MEM HOSP DIST CTFS PARTN	12/1/2022	6.00	1,375,654	1,311,938
410,000	LA VERNIA TEX HIGHER ED FIN CORP ED REV	2/15/2018	6.00	410,000	397,204
1,136,000	LAFAYETTE LA PUB TR FING AUTH SINGLE FAMILY MTG REV	1/1/2041	5.35	1,161,546	1,167,922
335,000	LAKE CNTY ILL CMNTY CONS SCH DIST NO 050 WOODLAND	1/1/2026	5.63	338,132	345,107
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.00	750,000	670,125
750,000	LANCASTER CALIF REDEV AGY TAX ALLOCATION	8/1/2024	6.00	737,802	654,398
500,000	LANCASTER CNTY NEB HOSP AUTH NO 1 HEALTH FACS REV	1/1/2023	5.13	496,694	501,885
2,000,000	LAS VEGAS NEV REDEV AGY TAX INCREMENT REV	6/15/2023	7.50	1,980,059	2,206,900
500,000	LEE CNTY FLA INDL DEV AUTH HEALTH CARE FACS REV	11/15/2029	5.00	445,090	387,255
750,000	LEE CNTY FLA INDL DEV AUTH INDL DEV REV	6/15/2027	5.25	753,502	604,028
400,000	LEE CNTY S C SCH FACS INC INSTALLMENT PUR REV	12/1/2031	6.00	367,179	383,968
1,000,000	LEHIGH CNTY PA GEN PURP AUTH REVS	12/15/2023	6.00	907,688	878,350
250,000	LEHIGH CNTY PA GEN PURP AUTH REVS	8/15/2042	1.23	250,000	146,332
750,000	LEMON GROVE CALIF CMNTY DEV AGY TAX ALLOCATION	8/1/2025	5.15	750,000	662,182
200,000	LEWISVILLE TEX COMBINATION CONTRACT REV	9/1/2028	5.70	132,820	180,560
500,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2015	6.38	500,000	333,460

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
550,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2030	5.50	$576,614	364,480
1,750,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2036	5.25	1,775,426	1,184,908
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.00	252,290	208,130
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.00	1,000,384	982,760
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.00	1,092,348	1,059,938
1,000,000	LOS ANGELES CALIF UNI SCH DIST CTFS PARTN	10/1/2031	5.00	881,790	876,520
500,000	LOUDOUN CNTY VA INDL DEV AUTH RESIDENTIAL CARE FAC REV	8/1/2028	7.00	500,000	499,535
500,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2034	5.10	500,000	497,245
270,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2038	5.85	286,492	281,772
1,305,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2038	5.70	1,362,701	1,378,132
235,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2039	5.60	242,504	242,308
440,000	LOUISIANA LOC GOVT ENVIR FACS CMNTY DEV AUTH REV	6/20/2028	8.00	440,000	345,594
500,000	LOUISIANA PUB FACS AUTH HOSP REV	7/1/2024	6.75	514,618	515,915
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.91	500,000	342,735
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,595,168	1,626,440
490,945	LYONS COLO REV	11/30/2016	4.75	494,685	443,534
450,000	MADISON CNTY FLA REV	7/1/2025	6.00	443,639	381,780
250,000	MAGNOLIA CREEK FLA CMNTY DEV DIST (d)	5/1/2014	5.60	250,000	119,825
735,000	MAINE EDL LN AUTH STUDENT LN REV	12/1/2027	5.63	735,000	742,843
1,000,000	MAINE TECHNICAL COLLEGE SYS CTFS PARTN	1/1/2017	5.80	1,001,943	1,003,640
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.75	1,000,000	616,790
500,000	MANCHESTER N H HSG & REDEV AUTH REV	1/1/2015	6.75	494,531	475,215
500,000	MANCHESTER N H HSG & REDEV AUTH REV (c)	1/1/2020	7.87	309,950	222,705
452,000	MANHATTAN ILL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	452,000	180,619
500,000	MANSFIELD-VAR PURP IM	12/1/2024	6.00	525,805	536,270
825,000	MANTECA CALIF FING AUTH SWR REV	12/1/2033	5.00	763,209	800,588
300,000	MARICOPA CNTY ARIZ ELEM SCH DIST NO 21 MURPHY	7/1/2024	8.00	308,086	317,070
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIST NO 89 DYSART	7/1/2026	6.25	1,017,374	1,093,060
439,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.10	439,000	370,867
450,000	MARYLAND ST HEALTH & HIGHER EDL FACS AUTH REV	7/1/2029	6.75	440,736	495,630
2,000,000	MARYLAND ST HEALTH & HIGHER EDL FACS AUTH REV	7/1/2031	5.50	1,935,880	1,938,120
500,000	MASHANTUCKET WESTERN PEQUOT TRIBE CONN (b)(d)(f)	9/1/2036	5.50	509,035	189,735
455,000	MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV	6/1/2014	6.25	455,000	444,963
475,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2027	5.20	475,000	475,290

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,390,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2028	5.25	$2,396,765	2,355,775
1,000,000	MASSACHUSETTS ST DEV FIN AGY REV	7/1/2030	6.38	986,307	975,020
110,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	1/15/2012	5.13	109,851	108,994
1,925,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2013	7.30	1,925,000	1,931,930
500,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2022	6.00	506,338	506,855
500,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	10/15/2026	5.50	504,193	485,260
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	12/1/2033	5.35	1,000,000	1,004,050
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	6/1/2040	5.05	1,000,000	970,240
750,000	MASSACHUSETTS ST TPK AUTH WESTERN TPK REV	1/1/2017	5.55	750,000	753,248
1,750,000	MC ALESTER OKLA PUB WKS AUTH UTIL SYS REV (c)	2/1/2030	11.04	607,071	604,992
160,000	MEAD VLG NEB TAX INCREMENT REV(d)	7/1/2012	5.13	160,000	113,106
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	12/20/2020	8.00	1,070,000	544,919
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	6/20/2036	10.00	855,000	415,658
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	12/20/2040	7.50	1,830,000	1,051,225
500,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN INDL DEV BRD REV	2/15/2015	9.75	515,374	555,800
2,000,000	METROPOLITAN WASHINGTON D C ARPTS AUTH DULLES TOLL ROAD REV (c)	10/1/2041	1.80	1,296,782	1,404,340
500,000	MIAMI-DADE CNTY FLA HEALTH FACS AUTH HOSP REV	8/1/2030	6.00	485,496	495,440
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (c)	10/1/2026	10.87	581,513	501,870
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.75	1,029,209	1,091,240
750,000	MICHIGAN PUB EDL FACS AUTH REV (b)	9/1/2016	6.00	750,000	754,080
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.00	743,431	714,390
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.00	500,000	537,445
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.00	300,000	255,240
450,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.25	450,000	379,998
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.35	500,000	474,730
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.13	989,124	1,090,100
1,500,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2034	6.13	1,571,033	1,513,740
625,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2020	5.38	599,071	646,619
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2034	5.63	1,000,000	1,006,990
545,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2038	5.70	545,000	553,965

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MICHIGAN ST STRATEGIC FD LTD OBLIG REV	9/1/2029	5.45	$1,031,034	1,000,020
310,000	MICHIGAN TOB SETTLEMENT FIN AUTH TOB SETTLEMENT ASSET	6/1/2022	5.13	290,230	244,956
496,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.45	496,000	328,932
2,500,000	MINNEAPOLIS MINN MULTIFAMILY REV	11/1/2013	6.00	2,485,045	2,481,625
457,941	MINNESOTA ST HIGHER ED FACS AUTH REV	10/1/2016	4.49	460,673	460,775
210,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.00	202,065	210,458
485,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	485,000	473,932
965,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	965,000	935,211
1,000,000	MINNESOTA ST OFFICE OF HIGHER ED REV	11/1/2029	5.00	1,000,000	969,360
285,000	MISSISSIPPI HOME CORP SINGLE FAM MTG REV	6/1/2039	6.75	300,879	310,220
500,000	MISSOURI DEV FIN BRD INFRASTRUCTURE FACS LEASEHOLD	6/1/2029	5.63	486,923	502,185
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	11/1/2025	5.50	492,093	506,940
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	4/1/2027	6.00	504,180	505,805
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	10/1/2027	6.13	484,582	510,195
980,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2022	5.13	1,007,096	967,358
500,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2035	5.38	498,291	427,960
650,000	MISSOURI ST HSG DEV COMMN MULTIFAMILY HSG REV	7/1/2042	5.25	641,149	629,584
325,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.25	322,833	327,233
395,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.35	395,000	398,531
1,000,000	MOBERLY MO INDL DEV AUTH	9/1/2024	6.00	1,019,311	986,640
450,000	MODESTO CALIF IRR DIST CTFS PARTN	7/1/2022	5.30	427,160	451,170
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTHCORRECTIONAL FACS CONTRACT REV	5/1/2015	7.25	993,723	1,032,650
1,480,000	MONTANA ST BRD HSG	12/1/2039	5.50	1,480,233	1,492,950
500,000	MONTGOMERY CNTY MD HSG OPPTYS COMMN MULTIFAMILY REV	7/1/2037	5.13	500,000	477,745
1,500,000	MONTGOMERY CNTY OHIO HEALTH CARE FACS REV	9/20/2032	6.55	1,457,855	1,514,535
650,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2014	5.38	647,889	621,926
375,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2028	6.13	370,154	314,479
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.00	800,000	229,040
200,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	8.00	-	20,000
750,000	NAPLES FLA HOSP REV	10/1/2026	5.50	752,950	715,942
1,000,000	NATRONA CNTY WYO HOSP REV	9/15/2031	6.35	1,000,000	1,005,080
500,000	NEBRASKA INVT FIN AUTH SINGLE FAMILY HSG REV	9/1/2036	5.90	500,000	512,305
405,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2039	5.38	405,000	409,589
1,350,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2040	5.10	1,350,000	1,306,030

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH HOSP REV	10/1/2024	5.00	$985,835	960,150
1,250,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH REV	1/1/2034	6.00	1,210,712	1,210,712
500,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH REV	8/1/2038	6.00	490,112	518,180
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2034	5.38	745,000	747,980
815,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2038	6.63	855,386	877,103
2,500,000	NEW JERSEY HEALTH CARE FACS FING AUTH REV	7/1/2016	6.25	2,500,000	2,504,125
500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2024	5.38	497,418	506,490
2,500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2027	5.00	2,496,490	2,558,950
1,000,000	NEW JERSEY ST HSG & MTG FIN AGY MULT-FAMILY REV	5/1/2041	4.95	969,501	931,010
500,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2030	6.45	536,828	517,085
925,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2034	5.00	925,000	895,196
800,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2035	5.00	800,000	770,472
2,335,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2037	5.00	2,317,897	2,256,194
2,250,000	NEW JERSEY ST TRANSN TR FD AUTH (c)	12/15/2025	9.43	963,457	927,360
20,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.95	20,944	20,123
480,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.80	480,000	459,595
940,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.00	940,000	925,505
955,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.00	955,000	947,150
970,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.45	970,000	977,391
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.00	739,891	778,485
115,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (d)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (c)	5/1/2015	1.20	64,056	56,176
135,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (c)	5/1/2018	1.37	117,493	52,689
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (c)	5/1/2038	0.37	62,738	39,036
175,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (c)	5/1/2038	0.80	140,246	61,008
250,000	NEW YORK N Y CITY INDL DEV AGY REV	1/1/2029	6.13	246,659	262,460
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.45	998,421	1,021,670
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.88	354,401	357,672
815,000	NEW YORK ST MED CARE FACS FIN AGY REV	8/15/2023	6.30	815,000	817,698
1,820,000	NEW YORK ST MED CARE FACS FIN AGY REV	2/15/2035	6.38	1,802,510	1,825,132
500,000	NOBLESVILLE IND REDEV AUTH ECONOMIC DEV REV	2/1/2031	5.13	495,366	498,420
325,000	NORCO CALIF REDEV AGY TAX ALLOCATION	3/1/2021	6.25	323,783	345,059
500,000	NORCO CALIF REDEV AGY TAX ALLOCATION	3/1/2032	5.88	492,556	448,590
1,300,000	NORTH CAROLINA MED CARE COMMN HEALTH CARE FACS REV	10/1/2035	6.63	1,300,000	1,159,379

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NORTH CENT TEX HEALTH FAC DEV CORP REV	5/15/2017	5.00	$1,000,000	1,001,200
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2030	4.75	1,000,000	942,120
865,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	865,000	867,102
1,615,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	1,615,000	1,624,997
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	2,000,000	1,883,500
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.75	740,683	713,078
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.00	359,242	274,054
500,000	NORTH TEX TWY AUTH DALLAS NORTH TWY SYS REV	1/1/2025	6.00	500,000	524,875
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2028	10.85	377,552	360,780
1,250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.13	1,300,253	1,261,362
1,000,000	NORTH TEX TWY AUTH REV	1/1/2034	6.00	1,000,000	998,660
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2042	1.40	701,966	759,360
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.92	500,000	352,395
1,000,000	NORTHERN IL UNIV-RF-AUX	4/1/2026	5.50	1,017,290	1,014,170
400,000	NORTHERN MARIANA ISLANDS COMWLTH	10/1/2022	5.00	402,903	325,608
2,000,000	NORWALK-LA MIRADA CALIF UNI SCH DIST (c)	8/1/2029	4.51	1,105,938	1,014,440
300,000	OAK ISLAND N C ENTERPRISE SYS REV	6/1/2028	5.75	293,573	311,652
300,000	OAK ISLAND N C ENTERPRISE SYS REV	6/1/2029	5.88	295,855	312,702
680,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.40	680,000	684,923
305,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.45	305,000	307,958
455,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	3/1/2032	5.15	455,000	455,155
800,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	9/1/2038	6.50	842,507	865,240
500,000	ONEIDA TRIBE OF INDIANS WIS RETAIL SALES REV (b)	2/1/2021	5.50	500,000	508,045
500,000	OREGON HEALTH SCIENCES UNIV REV	7/1/2039	5.75	485,719	502,225
480,000	OREGON ST VETERANS WELFARE	10/1/2031	5.13	476,571	480,389
1,000,000	OVERLAND PK KANS TRANSN DEV DIST SALES TAX REV	4/1/2032	5.90	1,000,000	982,300
1,405,000	PACHECO CALIF UN SCH DIST CTFSPARTN (c)	2/1/2037	15.26	280,429	342,441
2,280,000	PACHECO CALIF UN SCH DIST CTFSPARTN (c)	2/1/2037	15.27	454,953	392,297
1,000,000	PALM BAY FLA UTIL REV (c)	10/1/2031	11.87	303,229	273,670
675,000	PALM BEACH CNTY FL HEALTH FACS AUTH RETIREMENT CMNTY REV	11/15/2029	5.13	680,451	585,387
1,000,000	PALM BEACH CNTY FLA HEALTH FACS AUTH REV	11/15/2022	5.38	916,540	906,860
600,000	PARKLANDS LEE CMNTY DEV DIST FLA SPL ASSMT(d)	5/1/2011	5.13	599,935	296,580
1,665,000	PATTERSON CALIF JT UNI SCH DIST(c)	8/1/2027	12.31	581,162	587,545
750,000	PELL CITY ALA SPL CARE FACS FING AUTH REV	12/1/2027	5.25	622,686	694,912
1,500,000	PENNSYLVANIA ECONOMIC DEV FINGAUTH HEALTH SYS REV	10/15/2023	6.25	1,468,009	1,554,090
500,000	PENNSYLVANIA HSG FIN AGY SINGLE FAMILY MTG REV	10/1/2025	5.00	501,867	502,255

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	PENNSYLVANIA HSG FIN AGY SINGLE FAMILY MTG REV	10/1/2029	4.63	$915,311	934,460
500,000	PENNSYLVANIA ST HIGHER EDL FACS AUTH REV	7/1/2039	0.85	500,000	256,220
1,000,000	PENNSYLVANIA ST TPK COMMN TPK REV(c)	6/1/2033	2.19	676,046	772,250
2,935,000	PENNSYLVANIA ST TPK COMMN TPK REV(c)	12/1/2035	1.17	2,278,185	1,972,702
750,000	PENNSYLVANIA ST TPK COMMN TPK REV(c)	12/1/2035	2.01	512,548	496,328
1,500,000	PENNSYLVANIA ST TPK COMMN TPK REV(c)	12/1/2038	1.44	1,073,756	1,002,945
2,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(c)	12/1/2021	8.01	1,109,313	1,121,940
500,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(c)	12/1/2022	9.39	246,615	258,240
5,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(c)	12/1/2026	11.11	1,906,283	1,868,900
1,000,000	PHILADELPHIA PA HOSPS & HIGHER ED FACS AUTH HOSP REV	11/15/2023	6.63	1,000,619	1,000,180
70,000	PHOENIX ARIZ STR & HWY USER REV	7/1/2011	6.25	70,120	70,312
500,000	PIEDMONT MUN PWR AGY S C ELEC REV	1/1/2034	5.75	506,521	505,350
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH CHARTER SCH REV	4/1/2022	5.88	1,000,000	931,360
70,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	8/1/2012	6.25	70,000	71,263
330,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2016	6.00	330,000	318,622
200,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/15/2016	5.25	198,533	197,370
1,045,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2017	5.35	937,267	990,994
460,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2018	6.38	460,000	449,218
250,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2022	5.00	253,295	213,760
455,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV(b)	7/1/2022	5.38	458,999	402,243
995,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2026	5.00	860,536	785,662
495,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2031	6.75	361,473	455,846
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.25	475,958	504,270
1,000,000	PITTSBURG CALIF REDEV AGY TAX ALLOC	9/1/2028	6.50	977,488	947,160
500,000	PLEASANT VALLEY CALIF SCH DIST VENTURA CNTY	2/1/2022	5.85	498,261	536,000
750,000	PLEASANTS CNTY W VA POLLUTN CTL REV	5/1/2015	6.15	755,339	751,042
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.00	1,750,069	1,777,895
1,000,000	PORT MORROW ORE REV	12/1/2025	6.00	985,586	979,870
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.70	250,000	244,828
250,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2026	5.00	255,188	244,212
500,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2027	5.00	508,193	482,075
245,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.50	245,000	172,522
1,000,000	PUERTO RICO COMWLTH	7/1/2028	6.00	989,332	1,009,030
1,000,000	PUERTO RICO COMWLTH	7/1/2036	5.75	936,803	924,890
3,000,000	PUERTO RICO COMWLTH	7/1/2040	6.50	3,055,759	3,044,430
450,000	PUERTO RICO COMWLTH HWY & TRANSN AUTH TRANSN REV	7/1/2045	0.73	450,000	243,274

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	PUERTO RICO ELEC PWR AUTH PWR REV	7/1/2025	0.88	$500,000	358,955
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV(c)	8/1/2033	3.37	574,066	680,040
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV	8/1/2057	1.13	500,000	275,105
750,000	QUAIL CREEK CMNTY FACS DIST ARIZ	7/15/2016	5.15	750,000	720,615
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.80	745,807	633,172
2,000,000	RAILSPLITTER TOBACCO SETTLEMENT AUTH ILL	6/1/2024	6.25	2,044,119	1,998,000
975,000	RAMONA CALIF UNI SCH DIST CTFS PARTN(c)	5/1/2032	1.11	791,385	792,314
1,000,000	REDONDO BEACH CALIF UNI SCH DIST(c)	8/1/2034	2.10	673,293	712,740
1,500,000	REGIONAL TRANSN DIST COLO PRIVATE ACTIVITY REV	1/15/2034	6.00	1,485,204	1,379,640
500,000	RENO NEV HOSP REV	6/1/2020	5.50	507,374	497,120
400,000	RENO NEV HOSP REV	6/1/2032	5.25	410,785	336,040
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.00	765,014	737,055
495,000	RHODE ISLAND HSG & MTG FIN CORP	10/1/2038	5.63	495,000	502,861
500,000	RHODE ISLAND ST HEALTH & EDL BLDG CORP REV	5/15/2030	6.25	493,373	525,930
500,000	RHODE ISLAND ST STUDENT LN AUTH STUDENT LN REV	12/1/2027	5.75	500,000	491,545
1,000,000	RICHMOND CALIF CMNTY REDEV AGYTAX ALLOC	9/1/2030	6.00	972,015	972,040
500,000	RICHMOND CALIF JT PWRS FING AUTH REV	7/1/2024	6.25	500,000	525,160
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.50	314,993	342,108
925,000	RIO GRANDE VY HEALTH FACS DEV CORP TEX HOSP REV	8/1/2012	6.40	925,000	926,045
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2025	6.00	995,102	951,700
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2030	6.00	1,014,344	927,490
550,000	RIVERSIDE MO INDL DEV AUTH INDL DEV REV	5/1/2027	4.50	522,153	519,832
250,000	RIVERWOOD ESTATES CMNTY DEV DIST FLA SPL ASSMT(d)	5/1/2013	5.00	250,000	42,875
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.75	502,418	498,855
2,200,000	ROWLAND CALIF UNI SCH DIST(c)	8/1/2027	11.00	811,483	733,392
1,000,000	SACRAMENTO CALIF CITY FING AUTH REV(c)	12/1/2021	7.46	580,053	492,470
500,000	SACRAMENTO CALIF PWR AUTH COGENERATION PROJ REV	7/1/2022	4.50	433,801	446,270
500,000	SACRAMENTO CNTY CALIF CTFS PARTN	10/1/2027	4.75	500,174	390,110
250,000	SACRAMENTO CNTY CALIF SANTN DIST FING AUTH REV	12/1/2035	0.74	250,000	165,062
350,000	SACRAMENTO CNTY CALIF WTR FINGAUTH REV	6/1/2039	0.78	350,000	211,512
1,200,000	SADDLEBACK VY UNI SCH DIST CALIF PUB FING AUTH SPL TAX REV	9/1/2017	5.65	1,200,000	1,203,936
2,000,000	SALINE CNTY MO INDL DEV AUTH HEALTH FACS REV	12/1/2020	5.00	1,981,104	1,902,600
500,000	SALINE CNTY MO INDL DEV AUTH HEALTH FACS REV	12/1/2028	5.60	489,029	452,110
1,750,000	SAN BERNARDINO CNTY CALIF CTFS PARTN	8/1/2028	5.00	1,772,682	1,583,872

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.00	$451,549	480,175
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	6.00	1,032,247	1,036,150
750,000	SAN GORGONIO CALIF MEM HEALTHCARE	8/1/2027	7.00	764,336	795,428
250,000	SAN JOAQUIN HILLS CALIF TRANSN CORRIDOR AGY TOLL RD REV	1/15/2030	5.25	250,000	178,962
1,000,000	SAN JOSE CALIF FING AUTH LEASE REV	5/1/2031	5.50	986,820	986,820
750,000	SAN JOSE CALIF SPL HOTEL TAX REV	5/1/2026	5.50	722,482	722,482
500,000	SANTA ANA CALIF CMNTY REDEV AGY TAX ALLOCATION	9/1/2022	6.00	494,887	496,590
1,000,000	SANTA PAULA CALIF UTIL AUTH WASTEWTR ENTERPRISE REV	2/1/2030	5.00	987,951	947,350
1,450,000	SARASOTA CNTY FLA HEALTH FACS AUTH RETIREMENT FAC REV	1/1/2027	5.50	1,198,330	1,252,945
500,000	SEMINOLE TRIBE FLA SPL OBLIG REV(b)	10/1/2024	5.50	504,889	439,830
500,000	SHAFTER WASCO IRR DIST REV CALIF CTFS PARTN	11/1/2030	4.75	411,011	413,960
150,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV(d)	1/1/2019	5.35	134,966	16,353
625,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV(d)	1/1/2029	5.55	556,862	61,956
500,000	SKAGIT CNTY WASH PUB HOSP DIST NO 001 REV	12/1/2030	6.00	512,886	485,360
1,250,000	SMYRNA TENN HSG ASSN INC MULTIFAMILY HSG REV	10/20/2035	6.45	1,253,425	1,285,112
550,000	SNOHOMISH CNTY WASH HSG AUTH HSG REV	4/1/2026	6.40	550,000	553,487
500,000	SOUTH BAYSIDE WASTE MGMT AUTH CALIF SOLID WASTE ENTERPRISE	9/1/2029	6.25	516,830	517,480
240,000	SOUTH CAROLINA HSG FIN & DEV AUTH MTG REV	7/1/2032	5.50	240,000	243,079
1,000,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH ECONOMIC DEV REV	11/15/2030	5.63	935,135	938,400
500,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2027	6.00	503,376	273,465
750,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2042	5.15	750,000	367,575
560,000	SOUTH CAROLINA ST ED ASSISTANCE AUTH REV	10/1/2029	5.10	553,369	551,438
1,000,000	SOUTH COAST CONSERVANCY DIST IND	1/1/2028	5.25	994,423	1,024,820
300,000	SOUTHERN MINN MUN PWR AGY PWR SUPPLY SYS REV	1/1/2013	2.79	300,000	297,585
213,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.38	215,554	213,910
660,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.00	660,000	606,335
225,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.63	223,540	151,124
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.63	1,520,388	1,373,805
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	6/1/2020	7.25	990,124	992,290
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	1/15/2022	5.00	977,925	914,550

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
490,000	SPARKS NEV TOURISM IMPT DIST NO 1 REV (b)	6/15/2020	6.50	$475,164	441,495
204,000	ST BERNARD PARISH LA HOME MTG AUTH SINGLE FAMILY MTG REV	3/1/2039	5.80	200,047	204,665
500,000	ST JOHNS CNTY FLA INDL DEV AUTH REV	8/1/2040	5.88	492,774	439,215
460,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2026	6.00	336,486	416,268
500,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2038	6.00	368,293	416,020
500,000	ST JOSEPH CNTY IND HOSP AUTH HEALTH FACS REV(d)	2/15/2028	5.25	507,503	130,050
1,000,000	ST JOSEPH MO INDL DEV AUTH TAXINCREMENT REV	11/1/2019	5.10	989,690	922,190
500,000	ST JOSEPH MO INDL DEV AUTH TAXINCREMENT REV	11/1/2023	5.38	496,578	426,750
1,000,000	ST PAUL MINN PORT AUTH REV	12/1/2036	5.00	974,598	872,160
159,244	ST TAMMANY PARISH LA FIN AUTH SINGLE FAMILY MTG REV	12/1/2039	5.25	162,672	163,036
500,000	SULLIVAN CNTY TENN HEALTH EDL & HSG FACS BRD HOSP REV	9/1/2036	5.25	515,120	411,505
2,500,000	SULPHUR SPRINGS CALIF UN SCH DIST CTFS PARTN(c)	12/1/2037	1.37	1,831,111	1,813,500
175,000	SUMMIT ACADEMY NORTH MICH PUB SCH ACADEMY REV	11/1/2011	4.75	175,009	175,284
500,000	TALLAHASSEE FLA HEALTH FACS REV	12/1/2030	6.38	491,052	493,605
170,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2013	5.00	169,908	163,171
500,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2014	6.50	500,000	480,415
250,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.25	250,000	243,795
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.50	1,000,000	982,890
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2016	7.25	1,000,000	968,140
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2019	7.75	750,000	746,182
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2026	6.00	1,032,592	940,110
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	5/15/2027	5.13	716,939	869,220
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2036	6.00	771,087	655,560
905,000	TENNESSEE HSG DEV AGY	7/1/2038	5.45	905,000	910,294
195,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.20	196,071	197,044
795,000	TERREBONNE PARISH LA	3/1/2024	5.88	801,181	876,162
250,000	TEXAS MUN GAS ACQUISITION & SUPPLY CORP I GAS SUPPLY REV	12/15/2026	1.66	250,000	178,285
2,000,000	TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORP	6/30/2033	7.50	2,060,340	2,112,920

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
735,000	TEXAS ST DEPT HSG & CMNTY AFFAIRS RESIDENTIAL MTG REV	7/1/2039	5.45	$735,000	739,550
500,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	2/15/2030	6.00	500,000	459,770
1,000,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	8/15/2030	5.00	877,937	842,790
800,000	TEXAS ST STUDENT HSG AUTH(d)	1/1/2033	11.00	800,000	8
425,000	TODD CREEK FARMS MET DIST NO 1 COLO WTR REV(d)	6/1/2011	4.75	425,000	211,182
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.38	750,000	562,605
2,000,000	TORRANCE CALIF UNI SCH DIST(c)	8/1/2023	9.54	941,795	951,480
1,000,000	TRAVIS CNTY TEX HEALTH FACS DEV CORP REV	11/1/2016	6.25	1,000,000	977,890
840,000	TRAVIS CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV(d)	6/1/2035	9.25	840,000	83,899
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.00	1,026,708	1,057,920
1,250,000	TUSTIN CALIF UNI SCH DIST(c)	8/1/2028	4.10	735,174	729,188
375,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2013	5.10	373,710	364,320
500,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2016	5.25	495,314	461,500
1,250,000	UPLAND CALIF CTFS PARTN	1/1/2032	6.38	1,214,940	1,243,438
671,000	UTAH ASSOC MUNI POWER(e)	5/1/2022	4.75	671,000	619,400
495,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2032	4.95	495,000	474,156
750,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2033	5.75	750,000	759,412
1,000,000	UTAH HSG CORP SINGLE FAMILY MTG REV	7/1/2034	4.60	1,000,000	928,430
490,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2040	5.55	490,000	493,308
600,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2018	6.38	600,000	591,534
500,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2020	5.75	464,380	473,430
500,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2025	6.50	500,000	467,320
750,000	VALLEJO CITY CALIF UNI SCH DIST SPL TAX	9/1/2031	4.15	546,127	488,888
500,000	VANCOUVER WASH HSG AUTH REV	3/1/2025	5.00	492,590	484,385
880,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.00	880,000	684,006
1,500,000	VERMONT EDL & HEALTH BLDGS FING AGY REV	12/1/2027	6.13	1,496,223	1,500,375
300,000	VIGO CNTY IND HOSP AUTH REV(b)	9/1/2027	5.50	297,101	240,489
440,000	VIRGINIA SMALL BUSINESS FING AUTH EDL FACS REV	4/1/2033	5.50	426,342	425,832
1,000,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.00	1,000,000	969,140
735,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2025	6.00	735,000	773,698
330,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2031	5.35	330,324	330,257
1,000,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2031	6.25	1,023,240	1,029,790
2,000,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2036	5.38	2,039,119	2,000,820
750,000	WASHINGTON ST HEALTH CARE FACS AUTH	11/15/2031	6.13	743,413	745,162

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2024	6.50	$478,934	526,470
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	8/1/2028	6.25	514,772	546,920
1,000,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2029	7.12	975,274	1,066,760
650,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2013	5.10	650,000	608,900
1,150,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2017	5.25	1,147,118	996,992
420,000	WATERS EDGE CMNTY DEV DIST FLACAP IMPT REV(d)	11/1/2012	5.00	420,018	184,506
500,000	WATERSET NORTH CMNTY DEV DIST FLA SPL ASSMT REV	11/1/2015	6.55	498,942	305,340
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDENT HSG REV	7/1/2025	5.00	878,873	906,800
235,000	WEST VLGS IMPT DIST FLA REV	5/1/2037	5.50	235,000	103,658
405,000	WESTERN GENERATION AGY ORE COGENERATION PROJ REV	1/1/2021	5.00	407,115	357,279
130,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.90	130,000	123,781
255,000	WILL CNTY ILL SPL ED JT AGREEMENT DIST 843 LINCOLN-WAY	1/1/2021	5.50	263,339	263,795
750,000	WINNEBAGO & STEPHENSON CNTYS ILL CMNTY UNIT SCH DIST NO 321(c)	1/1/2019	6.88	501,184	508,792
1,000,000	WISCONSIN HEALTH & EDL FACS AUTH REV	12/1/2034	9.00	1,000,000	995,100
500,000	WISCONSIN PUB FIN AUTH	12/1/2030	5.25	493,946	479,255
1,000,000	WISCONSIN ST GEN REV APPROPRIATION REV	5/1/2027	6.00	1,022,424	1,100,660
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	9/15/2014	5.40	1,000,000	970,600
525,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2018	6.25	508,781	525,452
400,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2023	5.60	401,192	396,104
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2024	6.50	353,722	480,140
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	1/15/2025	5.65	503,998	506,655
605,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2025	5.75	599,357	605,363
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	10/1/2027	5.38	977,987	956,270
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	6/1/2028	5.70	506,278	465,775
960,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2029	5.60	952,753	926,323
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2032	5.25	488,806	453,450
250,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2032	6.00	265,707	251,052
195,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	11/15/2023	6.00	205,313	199,618
500,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	7/1/2026	5.00	504,540	454,405
750,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	5/15/2029	5.13	601,745	654,788
1,000,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	7/1/2030	5.75	1,027,364	976,040
750,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	4/15/2033	6.40	762,671	756,225

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	8/15/2034	6.75	$506,638	474,675
700,000	WOODHILL PUB FAC CORP TEX MULTIFAMILY REV	12/1/2015	7.25	694,517	704,214
1,500,000	WYANDOTTE CNTY/KANS CITY KANS UNI GOVT SPL OBLIG REV(c)	6/1/2021	8.45	816,663	807,015
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.25	758,880	772,965
500,000	YORBA LINDA CALIF REDEV AGY TAX ALLOCATION REV(c)	9/1/2027	12.29	168,774	147,180
355,000	ZEPHYR RIDGE CMNTY DEV DIST FLA CAP IMPT REV(d)	5/1/2013	5.25	355,352	140,686
	Sub-total Municipal Bonds:			492,393,282	464,358,051	90.23%
Short-Term Investments:
13,176,369	NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO, 0.03% (g)			13,176,369	13,176,369
	Sub-total Short-Term Investments:			13,176,369	13,176,369	2.56%
	Grand total(h)			$540,153,863	512,594,659	99.60%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or pricinpal.
(e)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(f)

Restricted security that has been deemed illiquid. At Mach 31, 2011, the value of these restricted illquid securities amounted to approximately $439,013 or 0.09% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST

ILLINOIS FIN AUTH SPORTS FAC REV	9/28/07	$728,963

ILLINOIS FIN AUTH SPORTS FAC REV	9/28/07	483,580

MASHANTUCKET WESTERN PEQUOT TRIBE CONN	7/19/06	509,675

(g)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(h)

At March 31, 2011, the cost for Federal income tax purposes was $540,153,863. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$7,588,797
Gross unrealized depreciation	(35,148,001)
Net unrealized depreciation	$(27,559,204)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	12.56%
Illinois	9.04
Texas	7.61
Florida	4.28
Missouri	4.15
Indiana	3.32
Colorado	3.16
Pennsylvania	3.06
Minnesota	2.92
Wisconsin	2.55
Other	47.35
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Tax-Exempt Bond Fund as of March 31, 2011 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$35,060,239	$—	$—	$35,060,239
Municipal Bonds
Airport	—	3,513,465	—	3,513,465
Bond Bank	—	1,515,190	—	1,515,190
Development	—	18,985,626	—	18,985,626
Education	—	46,470,243	2,779,171	49,249,414
Facilities	—	6,289,478	—	6,289,478
General	—	51,144,330	—	51,144,330
General Obligation	—	15,866,464	—	15,866,464
Higher Education	—	11,086,613	1,051,493	12,138,106
Housing	—	16,107,781	—	16,107,781
Medical	—	89,134,076	237,380	89,371,456
Mello-Roos	—	4,197,153	—	4,197,153
Multifamily Housing	—	35,850,655	—	35,850,655
Nursing Home	—	42,729,329	818,755	43,548,084
Pollution	—	4,272,043	—	4,272,043
Power	—	6,211,414	619,400	6,830,814
School District	—	13,006,563	—	13,006,563
Single Family Housing	—	45,660,746	—	45,660,746
Student Loan	—	8,859,568	—	8,859,568
Tobacco Settlement	—	3,961,606	—	3,961,606
Transportation	—	22,635,016	—	22,635,016
Utilities	—	2,811,425	964,241	3,775,666
Water	—	7,578,827	—	7,578,827
Short-Term Investments	13,176,369	—	—	13,176,369
Total Assets	$48,236,608	$457,887,611	$6,470,440	$512,594,659

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds securities, and short term investments. The municipal bond securities are generally considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider. Two municipal bond securities are classified as Level 3 investments as of March 31, 2011 based on fair valuations determined by procedures adopted by the Board of Trustees. One municipal bond security was classified as a Level 3 investment as of March 31, 2011 based on a fair valuation determined by unobservable inputs using the last traded price from a primary pricing service. Since the time of fair valuation, there has also been a lack of market activity and data observed for the security. Three municipal bond securities were classified as Level 3 investments as of March 31, 2011 based on adjusted evaluated prices using unobservable inputs from a primary pricing provider.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Education	Higher Education	Medical		Nursing Home	Power	Utilities		Total
Balance as of 12/31/10	$—	$96,381	$—		$—	$671,000	$—		$767,381
Realized Gains	—	1,775	—		—	—	—		1,775
Realized Losses	—	(686)	—		(189)	—	—		(875)
Change in Unrealized Appreciation	—	—	—		—	—	—		—
Change in Unrealized Depreciation	(130,524)	(143,656)	—		(167,974)	(51,600)	—		(493,754)
Purchases	2,909,695	1,216,445	—		996,717	—	—		5,122,857
Issuances	—	—	—		—	—	—		—
Sales	—	(118,766)	—		(9,799)	—	—		(128,565)
Settlements	—	—	—		—	—	—		—
Transfers into Level 3(1)	—	—	237,380	(2)	—	—	964,241	(3)	1,201,621
Transfers out of Level 3(1)	—	—	—		—	—	—		—
Balance as of 3/31/11	$2,779,171	$1,051,493	$237,380		$818,755	$619,400	$964,241		$6,470,440

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period March 31, 2011.
(2)

Transferred from Level 2 to Level 3 due to security being valued according to procedures adopted by the Board of Trustees and because there is a lack of market activity and data observed for this security.

(3)

Transferred from Level 2 to Level 3 due to security being valued based on unobservable inputs using the last traded price from a primary pricing service and because there is a lack of market activity and data observed for this security.

The amount of change in net unrealized gain on investments in Level 3 securities still held at March 31, 2011, was approximately $213,621.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
March 31, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
3,500	ADITYA BIRLA MINERALS LTD.(b)	$5,162	5,358
17,844	AGL ENERGY LTD.	215,924	264,119
51,722	ALUMINA LTD.	50,177	131,607
25,115	AMCOR LTD.	89,845	183,403
46,294	AMP LTD.	141,805	260,011
16,005	ARISTOCRAT LEISURE LTD.	56,089	53,803
33,298	ASCIANO LTD.	49,426	59,929
4,112	ASX LTD.	84,309	146,397
3,500	AUSDRILL LTD.	11,115	13,757
42,961	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	561,645	1,058,038
16,781	BENDIGO AND ADELAIDE BANK LTD.	144,711	165,416
179,910	BGP HOLDINGS PLC(b)	-	-
58,575	BHP BILLITON LTD.	1,409,751	2,820,933
1,182	BILLABONG INTERNATIONAL LTD.	7,263	9,231
55,100	BLUESCOPE STEEL LTD.	106,835	112,561
13,040	BORAL LTD.	38,661	67,440
24,400	BRAMBLES LTD.	108,866	178,686
7,700	CALTEX AUSTRALIA LTD.	114,454	124,246
2,600	CAMPBELL BROTHERS LTD.	113,692	124,650
81,933	CFS RETAIL PROPERTY TRUST	114,594	155,935
6,998	COCA-COLA AMATIL LTD.	41,918	84,979
971	COCHLEAR LTD.	35,894	83,351
26,215	COMMONWEALTH BANK OF AUSTRALIA	711,623	1,420,852
8,520	COMPUTERSHARE LTD.	47,796	81,605
11,853	CROWN LTD.	47,994	99,920
9,576	CSL LTD.	226,091	353,903
13,946	CSR LTD.	34,433	47,314
8,070	DART ENERGY LTD.(b)	5,627	7,262
85,105	DEXUS PROPERTY GROUP	62,970	74,824
5,726	DULUXGROUP LTD.	5,840	16,051
10,300	EMECO HOLDINGS LTD.	12,412	12,944
180,435	FAIRFAX MEDIA LTD.	251,231	240,757
1,900	FLEETWOOD CORP. LTD.	23,315	23,799
1,000	FLIGHT CENTRE LTD.	22,980	23,045
21,110	FORTESCUE METALS GROUP LTD.	37,574	139,963
30,938	FOSTER’S GROUP LTD.	112,182	183,044
93,686	GOODMAN GROUP	48,414	66,379
88,382	GPT GROUP	211,013	287,052
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	107,412
21,900	ILUKA RESOURCES LTD.	152,553	301,275
19,665	INCITEC PIVOT LTD.	31,737	88,074
50,825	INSURANCE AUSTRALIA GROUP LTD.	129,690	188,729
2,244	LEIGHTON HOLDINGS LTD.	29,819	68,449
10,015	LEND LEASE GROUP	61,130	93,956
4,498	MACARTHUR COAL LTD.	51,823	53,969
6,268	MACQUARIE ATLAS ROADS GROUP(b)	2,373	12,416
7,065	MACQUARIE GROUP LTD.	164,941	267,461
2,700	MATRIX COMPOSITES & ENGINEERING LTD.	25,573	25,582
24,748	METCASH LTD.	69,246	106,488
37,974	MIRVAC GROUP	50,570	48,902
34,500	MOUNT GIBSON IRON LTD.(b)	52,969	71,013
35,937	NATIONAL AUSTRALIA BANK LTD.	582,953	960,882
13,000	NEW HOPE CORP. LTD.	65,879	66,964
10,156	NEWCREST MINING LTD.	261,128	418,303
116,487	ONESTEEL LTD.	277,273	293,992
7,126	ORICA LTD.	66,068	194,367
15,652	ORIGIN ENERGY LTD.	164,158	262,596
68,197	OZ MINERALS LTD.	31,654	112,511
14,231	PALADIN ENERGY LTD.(b)	54,196	53,139
44,000	PANAUST LTD.(b)	33,427	35,726
416	PERPETUAL LTD.	7,027	12,517
116,632	QANTAS AIRWAYS LTD.(b)	222,335	262,992
19,365	QBE INSURANCE GROUP LTD.	267,517	353,933
8,245	RIO TINTO LTD.	321,508	722,766
16,799	SANTOS LTD.	180,505	270,198
1,300	SIMS METAL MANAGEMENT LTD.	14,504	23,545
9,824	SONIC HEALTHCARE LTD.	79,849	121,734

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
10,100	SPOTLESS GROUP LTD.	$18,131	20,267
129,829	STOCKLAND	382,480	498,211
67,773	SUNCORP GROUP LTD.	426,885	594,457
42,177	TABCORP HOLDINGS LTD.	208,429	326,757
81,746	TATTS GROUP LTD.	169,821	197,856
69,046	TELSTRA CORP. LTD.	158,437	201,398
46,389	TOLL HOLDINGS LTD.	247,338	284,536
13,099	TRANSURBAN GROUP	36,728	72,758
16,997	WESFARMERS LTD.	225,362	558,719
2,560	WESFARMERS LTD. - PPS	32,507	85,237
35,413	WESTFIELD GROUP	200,586	342,119
35,413	WESTFIELD RETAIL TRUST	53,180	95,969
52,832	WESTPAC BANKING CORP.	701,839	1,329,556
10,473	WOODSIDE PETROLEUM LTD.	328,861	506,973
19,482	WOOLWORTHS LTD.	346,571	541,664
2,623	WORLEYPARSONS LTD.	30,535	84,052
		12,462,987	20,522,984	5.73%
Austria:
3,566	ERSTE GROUP BANK A.G.	63,769	179,933
15,879	IMMOFINANZ A.G.(b)	51,791	71,695
7,130	OMV A.G.	254,242	322,229
1,965	RAIFFEISEN BANK INTERNATIONAL A.G.	63,526	109,050
1,905	STRABAG S.E. (BEARER)	52,969	60,554
6,287	TELEKOM AUSTRIA A.G.	88,325	91,948
915	VERBUND A.G.	30,953	40,652
1,003	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	49,972	57,283
11,446	VOESTALPINE A.G.	448,554	537,397
		1,104,101	1,470,741	0.41%
Belgium:
48,619	AGEAS	87,769	138,147
11,120	ANHEUSER-BUSCH INBEV N.V.	334,780	633,427
5,100	ANHEUSER-BUSCH INBEV N.V. ADR(c)	318,185	291,567
1,320	CIE NATIONALE A PORTEFEUILLE	65,973	90,867
1,645	COLRUYT S.A.	74,892	86,629
8,404	DELHAIZE GROUP S.A.	582,741	684,220
8,314	GROUPE BRUXELLES LAMBERT S.A.	698,236	776,335
7,945	KBC GROEP N.V.(b)	246,574	298,767
400	MOBISTAR S.A.	25,537	27,731
625	SOLVAY S.A., CLASS A	36,847	74,038
1,665	UCB S.A.	45,827	63,225
2,966	UMICORE S.A.	53,114	147,095
		2,570,475	3,312,048	0.92%
Brazil:
36,600	BRASIL BROKERS PARTICIPACOES S.A.	201,667	190,549
600	HRT PARTICIPACOES EM PETROLEO S.A.(b)	577,239	625,119
		778,906	815,668	0.23%
Canada:
2,800	ADVANTAGE OIL & GAS LTD.(b)	18,682	25,126
3,442	AGNICO-EAGLE MINES LTD.	198,299	228,377
1,800	AGRIUM, INC.	98,846	166,220
11,232	AGRIUM, INC. (NEW YORK EXCHANGE)	537,372	1,036,264
8,200	ALIMENTATION COUCHE TARD, INC., CLASS B	206,654	215,589
3,400	ATCO LTD., CLASS I	126,445	205,854
11,468	BANK OF MONTREAL	388,026	745,191
19,897	BANK OF NOVA SCOTIA	575,222	1,221,477
17,426	BARRICK GOLD CORP.	574,317	904,584
7,800	BCE, INC.	164,418	283,452
18,800	BOMBARDIER, INC., CLASS B	101,014	138,258
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	377,412
16,600	CAE, INC.	165,334	220,530
11,740	CAE, INC. (NEW YORK EXCHANGE)	85,345	156,142
1,900	CALFRAC WELL SERVICES LTD.	48,203	61,242
3,300	CAMECO CORP.	97,351	99,253
8,679	CAMECO CORP. (NEW YORK EXCHANGE)	149,232	260,717

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
7,499	CANADIAN IMPERIAL BANK OF COMMERCE	$334,499	647,689
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	723,646
22,671	CANADIAN NATURAL RESOURCES LTD.	540,039	1,120,628
700	CANADIAN PACIFIC RAILWAY LTD.	21,176	44,995
3,842	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	120,622	247,194
3,900	CANADIAN TIRE CORP. LTD., CLASS A	204,500	258,855
4,000	CANADIAN UTILITIES LTD., CLASS A	204,460	218,459
5,200	CANFOR CORP.(b)	67,184	79,379
15,213	CENOVUS ENERGY, INC.	314,780	599,088
9,500	CGI GROUP, INC., CLASS A(b)	171,839	199,207
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,696	228,535
1,700	CRESCENT POINT ENERGY CORP.	66,375	82,500
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	90,314
1,800	DAVIS & HENDERSON INCOME FUND	40,741	38,023
3,200	DUNDEE CORP., CLASS A(b)	65,827	83,010
8,666	ELDORADO GOLD CORP.	96,394	140,909
7,936	ENBRIDGE, INC.	263,158	487,667
16,793	ENCANA CORP.	404,507	579,862
6,047	ENERPLUS CORP.	113,667	191,448
6,200	ENSIGN ENERGY SERVICES, INC.	102,528	116,771
800	FAIRFAX FINANCIAL HOLDINGS LTD.	293,792	302,418
349	FAIRFAX FINANCIAL HOLDINGS LTD. (OTC EXCHANGE)	107,219	131,856
1,400	FINNING INTERNATIONAL, INC.	34,413	41,357
2,800	FIRST QUANTUM MINERALS LTD.	294,207	362,216
1,700	FREEHOLD ROYALTIES LTD.	36,756	39,891
900	GAMMON GOLD, INC.(b)	6,972	9,366
600	GEORGE WESTON LTD.	43,434	40,882
3,052	GILDAN ACTIVEWEAR, INC.	33,435	100,014
14,001	GOLDCORP, INC.	447,524	697,250
1,600	HOME CAPITAL GROUP, INC.	72,521	93,919
600	IAMGOLD CORP.	12,718	13,225
8,203	IAMGOLD CORP. (NEW YORK EXCHANGE)	91,103	180,630
7,165	IMPERIAL OIL LTD.	255,881	365,916
3,100	INMET MINING CORP.	211,301	217,907
400	IVANHOE MINES LTD.(b)	11,309	10,970
3,879	IVANHOE MINES LTD. (NEW YORK EXCHANGE)(b)	22,068	106,517
300	KEYERA CORP.	11,407	12,167
17,580	KINROSS GOLD CORP.	291,541	276,885
1,700	LUNDIN MINING CORP.(b)	8,489	14,115
6,400	MAGNA INTERNATIONAL, INC.	194,579	306,824
6,538	MAGNA INTERNATIONAL, INC. (NEW YORK EXCHANGE)	86,809	313,236
34,136	MANULIFE FINANCIAL CORP.	456,763	603,866
3,469	METHANEX CORP.	31,828	108,337
2,100	MI DEVELOPMENTS, INC., CLASS A	58,603	60,973
2,610	NATIONAL BANK OF CANADA	88,730	212,107
15,200	NEXEN, INC.	338,134	378,934
11,014	NEXEN, INC. (NEW YORK EXCHANGE)	198,615	274,469
5,800	NORTHGATE MINERALS CORP.(b)	19,353	15,793
1,560	OPEN TEXT CORP.(b)	48,602	97,219
1,300	PACE OIL AND GAS LTD.(b)	5,385	12,610
2,253	PAN AMERICAN SILVER CORP.	41,183	83,654
12,200	PENN WEST PETROLEUM LTD.	326,217	338,749
10,621	PENN WEST PETROLEUM LTD. (NEW YORK EXCHANGE)	114,717	294,202
15,786	POTASH CORP. OF SASKATCHEWAN, INC.	456,856	930,269
35,000	PRECISION DRILLING CORP.(b)	364,801	473,900
3,500	PROVIDENT ENERGY LTD.	32,653	32,599
10,641	PROVIDENT ENERGY LTD. (NEW YORK EXCHANGE)	33,300	98,642
300	QUEBECOR, INC., CLASS B	10,904	10,731
8,496	RESEARCH IN MOTION LTD.(b)	390,098	480,619
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	59,143
10,965	ROGERS COMMUNICATIONS, INC., CLASS B	267,397	399,126
26,310	ROYAL BANK OF CANADA	887,281	1,630,431
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	203,557
3,200	SHAWCOR LTD., CLASS A	118,498	120,340
500	SHOPPERS DRUG MART CORP.	18,760	20,557
3,700	SILVER WHEATON CORP.	118,554	160,743

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
6,863	SILVER WHEATON CORP. (NEW YORK EXCHANGE)	$71,004	297,580
300	SNC-LAVALIN GROUP, INC.	9,399	17,093
11,589	SUN LIFE FINANCIAL, INC.	229,193	364,242
27,764	SUNCOR ENERGY, INC.	661,747	1,244,938
22,619	TALISMAN ENERGY, INC.	278,651	558,689
10,975	TECK RESOURCES LTD., CLASS B	52,057	581,894
900	TELUS CORP. (NON VOTING)	42,248	43,723
4,274	TELUS CORP. (NON VOTING) (NEW YORK EXCHANGE)	113,885	207,246
33,400	THOMPSON CREEK METALS CO., INC.(b)	404,611	418,836
100	TIM HORTONS, INC.	4,237	4,535
4,489	TIM HORTONS, INC. (NEW YORK EXCHANGE)	137,057	203,397
3,400	TOROMONT INDUSTRIES LTD.	105,734	110,292
16,563	TORONTO-DOMINION BANK (THE)	671,143	1,467,316
5,081	TRANSALTA CORP.	79,391	106,955
14,285	TRANSCANADA CORP.	389,230	578,971
4,000	TRANSFORCE, INC.	53,743	58,792
8,100	TRICAN WELL SERVICE LTD.	132,158	182,883
3,500	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.	113,598	174,726
7,569	VALEANT PHARMACEUTICALS INTERNATIONAL, INC. (NEW YORK EXCHANGE)	162,405	377,012
2,256	VERMILION ENERGY, INC.	83,841	117,579
25,000	YAMANA GOLD, INC.	264,454	308,916
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	189,956
		18,740,826	30,878,569	8.61%
China:
77,000	AAC ACOUSTIC TECHNOLOGY HOLDINGS, INC.	203,584	207,880
20,400	FOCUS MEDIA HOLDING LTD. ADR(b)(c)	359,449	625,668
369,930	INDUSTRIAL & COMMERCIAL BANK OF CHINA, CLASS H	292,088	307,224
20,000	XINGDA INTERNATIONAL HOLDINGS LTD.	10,194	18,693
		865,315	1,159,465	0.32%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	91,895
20	A.P. MOLLER - MAERSK A/S, CLASS B	112,870	188,124
11,558	CARLSBERG A/S, CLASS B	847,586	1,244,456
300	COLOPLAST A/S, CLASS B	27,666	43,449
9,800	DANSKE BANK A/S(b)	116,495	216,995
4,000	DSV A/S	31,768	98,757
200	FLSMIDTH & CO. A/S	6,013	17,037
7,951	H. LUNDBECK A/S	147,209	184,365
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	8,906
9,900	NOVO-NORDISK A/S, CLASS B	554,060	1,243,752
500	NOVOZYMES A/S, CLASS B	39,158	76,548
325	TOPDANMARK A/S(b)	33,362	53,987
900	TRYG A/S	49,560	52,925
		2,016,578	3,521,196	0.98%
Finland:
1,805	ELISA OYJ	21,851	39,725
7,306	FORTUM OYJ	150,746	248,077
9,600	KEMIRA OYJ	139,812	154,958
1,396	KESKO OYJ, CLASS B(b)	30,705	65,286
8,045	KONE OYJ, CLASS B	326,638	462,884
4,500	KONECRANES OYJ	194,292	208,344
11,779	METSO OYJ	264,384	633,324
1,251	NESTE OIL OYJ	14,206	25,795
45,358	NOKIA OYJ	466,406	387,928
2,240	NOKIAN RENKAAT OYJ	31,307	95,329
2,272	OUTOKUMPU OYJ	32,298	39,346
10,565	POHJOLA BANK PLC, CLASS A	85,425	144,034
1,988	RAUTARUUKKI OYJ	39,419	47,669
5,573	SAMPO OYJ, CLASS A	77,600	177,781
559	SANOMA OYJ	6,931	12,651
19,829	STORA ENSO OYJ, CLASS R(b)	105,318	236,188
38,934	UPM-KYMMENE OYJ(b)	401,499	823,224
10,534	WARTSILA OYJ	297,298	411,277
		2,686,135	4,213,820	1.18%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
France:
1,275	ACCOR S.A.	$29,826	57,287
551	AEROPORTS DE PARIS	28,858	50,756
4,557	AIR FRANCE-KLM(b)	56,714	75,882
4,204	AIR LIQUIDE S.A.	332,322	558,599
38,015	ALCATEL-LUCENT(b)	63,037	218,241
2,325	ALSTOM S.A.	125,921	137,480
15,315	ARCELORMITTAL	319,477	553,991
4,400	ARKEMA S.A.	124,681	399,634
608	ATOS ORIGIN S.A.(b)	15,429	35,650
30,926	AXA S.A.	438,278	646,232
819	BIOMERIEUX	79,842	85,900
22,110	BNP PARIBAS	1,172,670	1,617,121
3,237	BOUYGUES S.A.	115,573	155,443
735	BUREAU VERITAS S.A.	29,322	57,726
1,862	CAP GEMINI S.A.	62,328	108,150
9,700	CARREFOUR S.A.	357,241	429,440
5,338	CASINO GUICHARD PERRACHON S.A.	464,203	505,254
648	CHRISTIAN DIOR S.A.	36,000	91,217
6,264	CIE DE SAINT-GOBAIN	203,267	383,536
2,031	CIE GENERALE DES ESTABLISSEMENTS MICHELIN, CLASS B	78,557	171,544
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	257,086
7,247	CNP ASSURANCES	119,414	153,847
19,360	CREDIT AGRICOLE S.A.	241,398	317,712
9,764	DANONE	490,226	637,825
812	DASSAULT SYSTEMES S.A.	31,121	62,404
3,633	EDENRED(b)	65,572	109,638
4,099	EDF S.A.	160,627	169,738
614	EIFFAGE S.A.	30,643	36,885
193	ERAMET	51,818	71,332
510	EURAZEO	9,917	39,882
3,941	EUTELSAT COMMUNICATIONS S.A.	92,604	157,414
1,600	FAURECIA(b)	53,375	58,501
27,509	FRANCE TELECOM S.A.	631,802	616,349
20,995	GDF SUEZ	732,731	855,409
564	GECINA S.A.	51,331	77,786
6,331	GROUPE EUROTUNNEL S.A. (REGISTERED)	49,553	67,353
648	HERMES INTERNATIONAL	64,251	142,064
304	ILIAD S.A.	29,549	36,447
2,335	KLEPIERRE	57,367	94,772
3,031	LAFARGE S.A.	151,025	189,063
1,212	LAGARDERE S.C.A.	30,640	51,743
3,772	LEGRAND S.A.	68,920	156,918
3,974	L’OREAL S.A.	310,044	462,935
5,292	LVMH MOET HENNESSY LOUIS VUITTON S.A.	523,661	837,709
24,670	NATIXIS(b)	41,439	139,531
991	NEOPOST S.A.	83,847	86,807
2,898	PERNOD-RICARD S.A.	177,566	270,647
15,444	PEUGEOT S.A.(b)	469,227	610,200
1,531	PPR	112,344	234,651
41,153	PUBLICIS GROUPE S.A.	1,466,699	2,308,035
3,682	RENAULT S.A.(b)	98,990	203,554
4,202	SAFRAN S.A.	40,399	148,516
22,527	SANOFI-AVENTIS S.A.	1,307,314	1,579,462
3,804	SCHNEIDER ELECTRIC S.A.	303,908	650,141
1,813	SCOR S.E.	36,441	49,369
2,200	SEB S.A.	209,312	216,747
3,311	SES	62,443	85,281
18,085	SOCIETE GENERALE	998,189	1,175,108
41,915	SOCIETE TELEVISION FRANCAISE 1	455,860	769,532
21,253	SODEXO	1,125,358	1,552,031
3,762	SUEZ ENVIRONNEMENT CO.	55,709	77,838
2,589	TECHNIP S.A.	116,011	276,095
2,172	THALES S.A.	86,735	86,633
74,430	TOTAL S.A.	3,959,438	4,530,871
1,568	UNIBAIL-RODAMCO S.E.	183,033	339,650

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
4,358	VALEO S.A.(b)	$109,800	254,173
2,024	VALLOUREC S.A.	112,949	227,058
5,373	VEOLIA ENVIRONNEMENT S.A.	121,010	167,060
8,329	VINCI S.A.	346,780	520,478
19,603	VIVENDI S.A.	505,588	559,780
4,000	ZODIAC AEROSPACE	224,397	290,859
		21,126,368	29,410,002	8.21%
Germany:
462	AAREAL BANK A.G.(b)	11,027	14,817
2,785	ADIDAS A.G.	94,549	175,455
10,635	ALLIANZ S.E. (REGISTERED)	1,084,252	1,492,534
24,241	BASF S.E.	1,164,996	2,096,592
14,206	BAYER A.G. (REGISTERED)	752,479	1,100,025
14,464	BAYERISCHE MOTOREN WERKE A.G.	786,641	1,204,249
1,012	BEIERSDORF A.G.	47,436	61,763
4,000	BILFINGER BERGER S.E.	273,213	347,205
6,246	CELESIO A.G.	195,305	153,398
62,290	COMMERZBANK A.G.(b)	453,285	485,425
916	CONTINENTAL A.G.(b)	47,943	82,651
15,532	DAIMLER A.G. (REGISTERED)(b)	498,387	1,097,267
15,255	DEUTSCHE BANK A.G. (REGISTERED)	692,276	896,857
4,009	DEUTSCHE BOERSE A.G.	243,499	304,239
22,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	350,690	471,792
13,453	DEUTSCHE POST A.G. (REGISTERED)	152,569	242,508
41,318	DEUTSCHE TELEKOM A.G. (REGISTERED)	511,289	636,486
28,508	E.ON A.G.	799,004	870,631
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	229,551
1,848	FRESENIUS S.E. & CO. KGAA	99,810	170,937
2,738	GEA GROUP A.G.	27,680	90,176
6,011	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	317,152	328,178
22,009	HEIDELBERGCEMENT A.G.	1,139,684	1,537,216
10,464	HENKEL A.G. & CO. KGAA	419,473	546,678
1,550	HOCHTIEF A.G.	59,506	166,722
70,437	INFINEON TECHNOLOGIES A.G.	622,778	722,203
2,921	K+S A.G.	149,718	220,513
2,642	LINDE A.G.	210,857	417,285
1,438	MAN S.E.	62,202	179,334
1,310	MERCK KGAA	110,683	118,221
2,503	METRO A.G.	81,367	171,026
3,476	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	451,147	546,793
8,093	RWE A.G.	564,143	515,479
701	SALZGITTER A.G.	44,342	55,334
17,103	SAP A.G.	683,559	1,047,071
14,083	SIEMENS A.G. (REGISTERED)	898,057	1,930,130
4,500	SIEMENS A.G. ADR(c)	475,798	618,030
2,068	SUEDZUCKER A.G.	43,410	57,676
6,245	THYSSENKRUPP A.G.	125,145	255,151
22,071	TUI A.G.(b)	245,701	263,769
493	VOLKSWAGEN A.G.	49,099	75,665
517	WACKER CHEMIE A.G.	55,413	116,275
		15,229,357	22,113,307	6.17%
Greece:
11,140	ALPHA BANK A.E.(b)	55,130	71,832
9,794	BANK OF CYPRUS PUBLIC CO. LTD.	42,468	35,532
3,147	COCA COLA HELLENIC BOTTLING CO. S.A.	40,208	84,513
12,167	EFG EUROBANK ERGASIAS S.A.(b)	60,018	75,868
16,096	NATIONAL BANK OF GREECE S.A.(b)	208,323	143,023
4,045	OPAP S.A.	65,259	86,617
8,795	PIRAEUS BANK S.A.(b)	23,737	17,449
11,492	PUBLIC POWER CORP. S.A.	189,989	199,667
		685,132	714,501	0.20%
Hong Kong:
71,400	AIA GROUP LTD.(b)	206,993	219,840
6,000	ASM PACIFIC TECHNOLOGY LTD.	68,642	75,323
59,100	BANK OF EAST ASIA LTD.	184,595	251,109

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
20,000	BELLE INTERNATIONAL HOLDINGS LTD.	$9,604	36,665
187,100	BOC HONG KONG HOLDINGS LTD.	327,389	609,755
79,000	CATHAY PACIFIC AIRWAYS LTD.	109,158	189,311
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	326,027
34,500	CLP HOLDINGS LTD.	236,618	278,980
174,000	CNOOC LTD.	349,790	438,439
29,000	DAH CHONG HONG HOLDINGS LTD.	33,648	32,547
10,947	ESPRIT HOLDINGS LTD.	55,998	50,242
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	22,488	19,812
17,000	GREAT EAGLE HOLDINGS LTD.	44,170	56,714
94,400	GUOCO GROUP LTD.	794,447	1,165,056
17,000	HANG LUNG GROUP LTD.	50,690	105,232
30,000	HANG LUNG PROPERTIES LTD.	64,007	131,323
11,500	HANG SENG BANK LTD.	124,740	185,691
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	90,082
100,100	HONG KONG & CHINA GAS CO. LTD.	149,918	240,132
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	136,476	325,898
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	274
4,000	HOPEWELL HOLDINGS LTD.	10,853	12,008
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.(b)	75,765	54,427
36,000	HUTCHISON WHAMPOA LTD.	189,637	426,251
74,000	JOHNSON ELECTRIC HOLDINGS LTD.	40,277	43,381
27,000	KERRY PROPERTIES LTD.	90,767	135,026
18,000	KINGBOARD CHEMICAL HOLDINGS LTD.	80,315	94,645
54,000	LI & FUNG LTD.	132,174	276,647
127,500	LINK REIT (THE)	285,741	399,129
16,500	MTR CORP.	38,268	61,091
143,000	NEW WORLD DEVELOPMENT LTD.	234,526	252,596
172,000	NOBLE GROUP LTD.	272,434	292,011
85,500	NWS HOLDINGS LTD.	116,918	130,803
16,000	ORIENT OVERSEAS INTERNATIONAL LTD.	118,890	167,950
56,500	POWER ASSETS HOLDINGS LTD.	333,731	377,707
18,400	SANDS CHINA LTD.(b)	30,745	41,065
22,000	SHANGRI-LA ASIA LTD.	29,501	56,849
24,000	SINO LAND CO. LTD.	28,396	42,641
2,700	SINO-FOREST CORP.(b)	47,375	70,458
67,000	SJM HOLDINGS LTD.	108,257	117,316
5,000	SMARTONE TELECOMMUNICATIONS HOLDING LTD.	8,430	8,292
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	364,286
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	278,460
207,000	TECHTRONIC INDUSTRIES CO.	281,002	287,407
3,000	TELEVISION BROADCASTS LTD.	9,222	17,625
37,000	WHARF HOLDINGS LTD.	91,952	255,197
78,000	WHEELOCK & CO. LTD.	215,231	292,807
57,000	WYNN MACAU LTD.	118,840	159,015
59,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	143,841	187,729
		6,685,746	9,731,271	2.72%

Ireland:
24,446	ACCENTURE PLC, CLASS A	896,050	1,343,797
39,997	COVIDIEN PLC	1,475,873	2,077,444
2,264	CRH PLC	38,389	51,913
8,371	CRH PLC (LONDON EXCHANGE)	189,905	192,182
8,275	DCC PLC	199,471	263,506
666	ELAN CORP. PLC(b)	5,141	4,583
5,458	ELAN CORP. PLC (LONDON EXCHANGE)(b)	31,760	37,050
147,577	EXPERIAN PLC	1,096,400	1,827,638
25,053	ICON PLC ADR(b)(c)	522,211	540,894
1,776	KERRY GROUP PLC, CLASS A(b)	35,054	66,194
11,192	SHIRE PLC	130,296	325,148
2,000	SMURFIT KAPPA GROUP PLC(b)	17,837	25,367
2,333	UNITED BUSINESS MEDIA LTD.	13,794	22,399
23,432	WPP PLC	141,019	288,873
		4,793,200	7,066,988	1.97%

Israel:
13,486	BANK HAPOALIM BM(b)	51,982	70,138
11,685	BANK LEUMI LE-ISRAEL BM	51,733	59,831
480	DELEK GROUP LTD.	131,304	129,922

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont’d):
8,857	ISRAEL CHEMICALS LTD.	$105,188	145,824
90,665	ISRAEL DISCOUNT BANK LTD., CLASS A(b)	187,052	191,190
1,275	KOOR INDUSTRIES LTD.(b)	32,164	29,770
14,564	MAKHTESHIM-AGAN INDUSTRIES LTD.(b)	52,916	77,041
17,900	MIZRAHI TEFAHOT BANK LTD.	173,948	202,132
11,087	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)	632,479	556,235
		1,418,766	1,462,083	0.41%

Italy:
41,159	A2A S.P.A.	67,304	66,670
7,890	ACEA S.P.A.(b)	90,062	93,029
19,503	ASSICURAZIONI GENERALI S.P.A.	310,560	422,323
4,618	ATLANTIA S.P.A.	77,005	105,824
12,950	AUTOGRILL S.P.A.(b)	83,188	182,330
2,752	BANCA CARIGE S.P.A.	7,205	6,517
10,061	BANCA POPOLARE DI MILANO SCARL	43,243	37,813
16,537	BANCO POPOLARE SCARL	53,384	49,309
2,003	BENETTON GROUP S.P.A.	14,818	15,016
2,148	BULGARI S.P.A.	9,445	37,229
4,500	DANIELI & C OFFICINE MECCANICHE S.P.A.	136,462	136,728
118,832	ENEL S.P.A.	533,144	749,063
34,744	ENI S.P.A.	661,873	853,293
2,842	EXOR S.P.A.	48,366	87,439
26,667	FIAT INDUSTRIAL S.P.A.(b)	206,036	382,828
28,267	FIAT S.P.A.	173,644	255,977
15,101	FINMECCANICA S.P.A.	187,937	190,037
642	FONDIARIA-SAI S.P.A.	7,308	5,332
101,826	INTESA SANPAOLO S.P.A.	265,964	301,307
18,247	INTESA SANPAOLO S.P.A. (RSP)	48,163	48,227
10,000	ITALCEMENTI S.P.A.	116,516	102,248
1,095	LUXOTTICA GROUP S.P.A.	14,342	35,753
8,238	MEDIASET S.P.A.	35,497	52,349
7,202	MEDIOBANCA S.P.A.	50,231	73,690
58,777	MEDIOLANUM S.P.A.	238,025	316,027
20,039	PARMALAT S.P.A.	36,886	67,134
2,966	PRYSMIAN S.P.A.	29,515	63,638
3,842	SAIPEM S.P.A.	66,811	204,232
40,318	SNAM RETE GAS S.P.A.	174,297	226,606
158,727	TELECOM ITALIA S.P.A.	212,786	244,062
6,028	TENARIS S.A.	60,927	148,044
22,370	TERNA S.P.A.	71,955	107,089
251,615	UNICREDIT S.P.A.	406,327	621,875
5,082	UNIONE DI BANCHE ITALIANE SCPA	44,449	43,428
		4,583,675	6,332,466	1.77%

Japan:
31,000	77 BANK (THE) LTD.	165,156	155,784
5,200	ADVANTEST CORP.	86,387	93,648
45,200	AEON CO. LTD.	334,923	523,841
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	66,074
1,100	AEON MALL CO. LTD.	23,091	23,619
2,300	AISIN SEIKI CO. LTD.	37,584	79,856
36,000	AJINOMOTO CO., INC.	349,019	375,237
2,400	ALFRESA HOLDINGS CORP.	107,728	92,186
18,000	ALL NIPPON AIRWAYS CO. LTD.	63,238	53,667
2,000	AMADA CO. LTD.	10,582	16,687
21,300	ASAHI BREWERIES LTD.	361,363	354,149
15,000	ASAHI GLASS CO. LTD.	80,697	188,628
62,000	ASAHI KASEI CORP.	368,647	418,156
7,600	ASTELLAS PHARMA, INC.	243,758	281,416
11,000	BANK OF KYOTO (THE) LTD.	98,298	97,332
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	109,222
1,300	BENESSE HOLDINGS, INC.	48,395	53,216
13,800	BRIDGESTONE CORP.	205,726	289,175
5,700	BROTHER INDUSTRIES LTD.	42,142	83,739
1,100	CANON MARKETING JAPAN, INC.	15,818	13,661
35,000	CANON, INC.	1,202,051	1,523,213
3,800	CASIO COMPUTER CO. LTD.	28,796	30,060
29	CENTRAL JAPAN RAILWAY CO.	162,730	229,756

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
15,000	CHIBA BANK (THE) LTD.	$81,968	84,035
13,800	CHUBU ELECTRIC POWER CO., INC.	306,766	306,927
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	32,710
3,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	69,825	59,169
70,270	CHUO MITSUI TRUST HOLDINGS, INC.	224,900	249,216
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	45,493
2,000	COCA-COLA WEST CO. LTD.	30,433	38,110
73,000	COSMO OIL CO. LTD.	182,680	227,304
74,319	CREDIT SAISON CO. LTD.	913,516	1,195,473
37,000	DAI NIPPON PRINTING CO. LTD.	398,452	450,604
23,000	DAIHATSU MOTOR CO. LTD.	270,880	335,131
125	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	157,718	188,598
13,100	DAIICHI SANKYO CO. LTD.	225,226	252,930
4,300	DAIKIN INDUSTRIES LTD.	117,015	128,773
20,100	DAINIPPON SUMITOMO PHARMA CO. LTD.	175,310	187,276
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	82,665
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	73,720
186,300	DAIWA SECURITIES GROUP, INC.	1,120,309	855,579
4,000	DENKI KAGAKU KOGYO K.K.	7,188	19,716
8,200	DENSO CORP.	185,234	272,086
2,900	DENTSU, INC.	48,680	74,854
13,000	DOWA HOLDINGS CO. LTD.	55,385	80,958
6,200	EAST JAPAN RAILWAY CO.	344,432	344,737
3,800	EISAI CO. LTD.	120,732	136,322
2,100	ELECTRIC POWER DEVELOPMENT CO. LTD.	62,041	64,682
1,800	FAMILYMART CO. LTD.	52,590	67,625
3,100	FANUC CORP.	243,447	469,214
700	FAST RETAILING CO. LTD.	76,899	87,606
56,000	FUJI HEAVY INDUSTRIES LTD.	245,894	360,858
35,100	FUJIFILM HOLDINGS CORP.	1,027,289	1,087,019
22,000	FUJIKURA LTD.	122,650	106,853
31,000	FUJITSU LTD.	124,538	175,164
79,000	FUKUOKA FINANCIAL GROUP, INC.	308,478	328,615
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	60,592
5,000	GS YUASA CORP.	36,696	33,241
6,000	GUNMA BANK (THE) LTD.	31,571	31,811
12,000	HACHIJUNI BANK (THE) LTD.	67,350	69,104
3,220	HAKUHODO DY HOLDINGS, INC.	174,361	169,943
48,000	HANKYU HANSHIN HOLDINGS, INC.	225,897	221,593
500	HIROSE ELECTRIC CO. LTD.	48,402	53,859
7,000	HIROSHIMA BANK (THE) LTD.	26,154	30,380
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	24,201
9,500	HITACHI CAPITAL CORP.	154,031	124,376
3,000	HITACHI CHEMICAL CO. LTD.	54,135	60,989
3,400	HITACHI CONSTRUCTION MACHINERY CO. LTD.	77,899	85,144
147,000	HITACHI LTD.	446,318	765,225
7,100	HITACHI LTD. ADR(c)	360,779	366,573
17,400	HOKKAIDO ELECTRIC POWER CO., INC.	364,123	337,417
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	48,690
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	113,249
42,000	HONDA MOTOR CO. LTD.	1,192,887	1,577,914
7,100	HOYA CORP.	150,194	162,009
1,600	IBIDEN CO. LTD.	37,951	50,532
300	IDEMITSU KOSAN CO. LTD.	23,804	35,129
24,000	IHI CORP.	31,334	58,572
26	INPEX CORP.	126,100	197,236
11,100	ISETAN MITSUKOSHI HOLDINGS LTD.(b)	111,994	99,951
31,000	ISUZU MOTORS LTD.	66,138	122,614
28,000	ITOCHU CORP.	163,531	293,197
8,000	J FRONT RETAILING CO. LTD.	31,099	33,277
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	56,769
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	12,522
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	39,132
77	JAPAN TOBACCO, INC.	200,326	278,176
7,400	JFE HOLDINGS, INC.	181,345	216,539
4,000	JGC CORP.	53,048	93,629
7,000	JOYO BANK (THE) LTD.	32,424	27,519
5,100	JS GROUP CORP.	59,682	132,437

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,100	JSR CORP.	$39,530	62,202
26,700	JTEKT CORP.	241,616	347,314
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	44,200
79,180	JX HOLDINGS, INC.	390,898	533,074
7,000	KAJIMA CORP.	15,004	19,608
16,000	KAMIGUMI CO. LTD.	112,464	136,765
38,000	KANEKA CORP.	253,846	264,512
11,900	KANSAI ELECTRIC POWER (THE) CO., INC.	258,103	259,089
2,000	KANSAI PAINT CO. LTD.	10,449	17,336
54,200	KAO CORP.	1,367,786	1,352,077
92,000	KAWASAKI HEAVY INDUSTRIES LTD.	220,820	404,812
60,000	KAWASAKI KISEN KAISHA LTD.	242,710	221,449
50	KDDI CORP.	240,697	309,572
6,000	KEIKYU CORP.	45,614	43,208
3,000	KEIO CORP.	15,740	17,925
7,000	KEISEI ELECTRIC RAILWAY CO. LTD.	36,778	40,142
710	KEYENCE CORP.	131,805	181,726
6,000	KIKKOMAN CORP.	52,867	56,552
20,000	KINTETSU CORP.	66,744	64,199
15,000	KIRIN HOLDINGS CO. LTD.	169,540	197,104
57,000	KOBE STEEL LTD.	90,912	148,017
15,100	KOMATSU LTD.	187,238	512,837
3,900	KONAMI CORP.	61,913	72,205
18,500	KONICA MINOLTA HOLDINGS, INC.	174,028	155,020
21,000	KUBOTA CORP.	129,773	197,934
5,500	KURARAY CO. LTD.	46,234	70,883
4,300	KURITA WATER INDUSTRIES LTD.	96,931	127,119
2,700	KYOCERA CORP.	198,000	273,637
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	28,132
4,300	KYUSHU ELECTRIC POWER CO., INC.	96,737	84,005
2,800	LAWSON, INC.	120,035	134,985
700	MABUCHI MOTOR CO. LTD.	36,674	33,326
9,500	MAKITA CORP.	270,583	441,996
27,000	MARUBENI CORP.	91,249	194,435
6,500	MARUI GROUP CO. LTD.	32,287	41,963
92,000	MAZDA MOTOR CORP.	217,617	202,406
22,700	MEDIPAL HOLDINGS CORP.	268,711	200,857
8,300	MEIJI HOLDINGS CO. LTD.	317,664	333,778
71,500	MITSUBISHI CHEMICAL HOLDINGS CORP.	310,777	449,564
34,600	MITSUBISHI CORP.	648,370	960,470
32,000	MITSUBISHI ELECTRIC CORP.	148,393	377,786
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	304,474
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	122,013
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	261,771
4,000	MITSUBISHI LOGISTICS CORP.	45,017	44,723
108,000	MITSUBISHI MATERIALS CORP.	293,638	366,148
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	58,861
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	81,150
340,669	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,666,813	1,572,707
2,780	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	87,389	111,461
71,000	MITSUI & CO. LTD.	824,847	1,272,682
16,000	MITSUI CHEMICALS, INC.	40,819	56,552
87,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	231,232	208,140
14,000	MITSUI FUDOSAN CO. LTD.	160,770	231,091
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	10,423
17,000	MITSUI OSK LINES LTD.	90,171	97,897
314,000	MIZUHO FINANCIAL GROUP, INC.	567,650	520,946
29,000	MIZUHO SECURITIES CO. LTD.(b)	61,853	77,050
10,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	242,067	234,076
3,600	MURATA MANUFACTURING CO. LTD.	162,615	259,247
23,500	NAMCO BANDAI HOLDINGS, INC.	240,157	256,247
164,000	NEC CORP.(b)	456,867	356,867
3,000	NGK INSULATORS LTD.	44,485	53,631
3,000	NGK SPARK PLUG CO. LTD.	28,359	40,972
1,600	NIDEC CORP.	75,128	138,496
4,700	NIFCO, INC.	110,074	112,557
6,000	NIKON CORP.	75,728	123,708
1,600	NINTENDO CO. LTD.	401,254	432,222

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
11	NIPPON BUILDING FUND, INC.	$90,970	107,118
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	127,459
89,000	NIPPON EXPRESS CO. LTD.	338,494	341,322
6,000	NIPPON MEAT PACKERS, INC.	72,315	75,668
3,100	NIPPON PAPER GROUP, INC.	78,898	66,040
25,000	NIPPON SHEET GLASS CO. LTD.	67,887	72,133
83,000	NIPPON STEEL CORP.	239,272	265,426
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	417,597
29,000	NIPPON YUSEN K.K.	99,727	113,309
91,000	NISHI-NIPPON CITY BANK (THE) LTD.	250,065	261,471
97,600	NISSAN MOTOR CO. LTD.	667,688	865,945
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	28,823
3,000	NISSHINBO HOLDINGS, INC.	23,700	29,106
1,300	NISSIN FOODS HOLDINGS CO. LTD.	47,622	45,824
600	NITORI HOLDINGS CO. LTD.	33,819	52,729
3,200	NITTO DENKO CORP.	77,639	169,657
35,200	NKSJ HOLDINGS, INC.	219,922	229,788
48,500	NOMURA HOLDINGS, INC.	262,863	253,638
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	59,596
6,000	NSK LTD.	24,006	51,720
2,000	NTN CORP.	5,258	9,594
15	NTT DATA CORP.	39,108	46,364
284	NTT DOCOMO, INC.	404,857	499,171
58	NTT URBAN DEVELOPMENT CORP.	54,407	48,601
12,000	OBAYASHI CORP.	48,665	53,379
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	67,420
13,000	OJI PAPER CO. LTD.	49,994	61,734
4,000	OLYMPUS CORP.	61,766	111,278
7,300	OMRON CORP.	99,962	205,188
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	68,839
8,000	ONWARD HOLDINGS CO. LTD.	54,094	59,438
800	ORIENTAL LAND CO. LTD.	50,479	63,573
4,910	ORIX CORP.	275,026	459,836
117,000	OSAKA GAS CO. LTD.	424,687	466,990
24,600	PANASONIC CORP.	293,106	312,899
153	RAKUTEN, INC.	84,827	137,587
13,800	RENESAS ELECTRONICS CORP.(b)	154,946	117,462
41,400	RESONA HOLDINGS, INC.	220,841	197,097
30,000	RICOH CO. LTD.	378,821	352,010
1,200	RINNAI CORP.	52,047	79,635
1,800	ROHM CO. LTD.	99,465	112,744
16,900	SANKYO CO. LTD.	895,611	866,542
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	103,619
35,000	SAPPORO HOKUYO HOLDINGS, INC.	109,166	168,311
10,000	SAPPORO HOLDINGS LTD.	50,459	37,269
433	SBI HOLDINGS, INC.(b)	45,378	54,503
3,400	SECOM CO. LTD.	133,812	157,984
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	71,275
6,500	SEIKO EPSON CORP.	102,090	104,088
25,000	SEINO HOLDINGS CO. LTD.	196,920	188,749
51,000	SEKISUI CHEMICAL CO. LTD.	361,685	399,149
41,000	SEKISUI HOUSE LTD.	389,976	384,470
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	331,644
4	SEVEN BANK LTD.	9,649	8,055
20,000	SHARP CORP.	174,731	198,366
4,200	SHIKOKU ELECTRIC POWER CO., INC.	116,898	114,266
4,000	SHIMADZU CORP.	25,419	35,538
1,000	SHIMAMURA CO. LTD.	61,206	88,123
1,500	SHIMANO, INC.	58,204	74,928
18,000	SHIMIZU CORP.	78,875	80,068
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	328,098
4,000	SHIONOGI & CO. LTD.	67,679	68,238
3,000	SHISEIDO CO. LTD.	43,317	51,936
8,000	SHIZUOKA BANK (THE) LTD.	74,794	66,170
21,000	SHOWA DENKO K.K.	33,824	42,162
33,900	SHOWA SHELL SEKIYU K.K.	308,071	353,756
600	SMC CORP.	57,789	98,750
12,700	SOFTBANK CORP.	185,167	506,904

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
21,900	SOJITZ CORP.	$34,134	43,706
38,300	SONY CORP.	1,110,882	1,226,640
6,600	SONY FINANCIAL HOLDINGS, INC.	85,415	130,922
19,800	STANLEY ELECTRIC CO. LTD.	290,457	327,304
97,000	SUMITOMO CHEMICAL CO. LTD.	443,397	483,954
21,300	SUMITOMO CORP.	207,214	304,471
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	181,272
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	78,337
62,000	SUMITOMO METAL INDUSTRIES LTD.	136,710	138,640
18,000	SUMITOMO METAL MINING CO. LTD.	242,021	309,668
23,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	728,366	715,056
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	140,035
1,000	SURUGA BANK LTD.	8,247	8,872
700	SUZUKEN CO. LTD.	18,418	18,464
5,700	SUZUKI MOTOR CORP.	102,733	127,391
18,250	T&D HOLDINGS, INC.	413,070	449,781
11,000	TAISEI CORP.	19,821	27,110
2,000	TAISHO PHARMACEUTICAL CO. LTD.	40,190	43,280
2,000	TAIYO NIPPON SANSO CORP.	11,493	16,663
10,000	TAKASHIMAYA CO. LTD.	63,872	63,838
100	TAKATA CORP.	2,237	2,861
12,900	TAKEDA PHARMACEUTICAL CO. LTD.	475,481	601,735
1,500	TDK CORP.	58,582	88,634
7,000	TEIJIN LTD.	14,861	31,306
2,600	TERUMO CORP.	95,419	137,065
2,000	THK CO. LTD.	29,290	50,301
19,000	TOBU RAILWAY CO. LTD.	97,844	77,663
1,000	TOHO CO. LTD.	13,412	14,342
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	114,860
11,600	TOKIO MARINE HOLDINGS, INC.	296,326	310,154
14,400	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	196,223	169,311
24,700	TOKYO ELECTRIC POWER (THE) CO., INC.	607,774	138,378
3,200	TOKYO ELECTRON LTD.	128,746	176,390
46,000	TOKYO GAS CO. LTD.	160,535	210,148
14,000	TOKYO TATEMONO CO. LTD.	52,674	52,345
14,000	TOKYU CORP.	57,421	58,067
20,000	TOKYU LAND CORP.	69,576	87,041
4,000	TONENGENERAL SEKIYU K.K.	37,796	49,387
53,000	TOPPAN PRINTING CO. LTD.	422,474	417,988
17,000	TORAY INDUSTRIES, INC.	70,413	123,648
66,000	TOSHIBA CORP.	197,553	322,940
6,000	TOTO LTD.	30,029	48,257
17,500	TOYO SEIKAN KAISHA LTD.	296,432	286,970
1,000	TOYO SUISAN KAISHA LTD.	23,262	21,712
9,200	TOYOTA AUTO BODY CO. LTD.	172,671	154,404
2,300	TOYOTA INDUSTRIES CORP.	51,959	69,570
46,900	TOYOTA MOTOR CORP.	1,599,107	1,888,868
19,700	TOYOTA TSUSHO CORP.	264,953	324,941
2,500	TREND MICRO, INC.	74,501	66,573
1,700	TSUMURA & CO.	50,505	53,342
8,000	UBE INDUSTRIES LTD.	13,963	25,487
2,100	UNICHARM CORP.	42,706	76,371
25,200	UNIHAIR CO. LTD.(b)	294,646	294,174
1,000	USHIO, INC.	14,106	19,560
130	USS CO. LTD.	5,696	10,112
126	WEST JAPAN RAILWAY CO.	427,214	486,250
236	YAHOO! JAPAN CORP.	62,283	84,436
2,500	YAKULT HONSHA CO. LTD.	42,793	63,898
1,270	YAMADA DENKI CO. LTD.	52,100	85,655
4,000	YAMAGUCHI FINANCIAL GROUP, INC.	38,345	37,028
4,400	YAMAHA MOTOR CO. LTD.(b)	38,152	76,807
9,000	YAMATO HOLDINGS CO. LTD.	96,669	139,578
19,300	YOKOGAWA ELECTRIC CORP.(b)	153,689	147,106
		52,168,058	61,405,454	17.13%

Luxembourg:
765	APERAM	17,235	30,735
		17,235	30,735	0.01%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Mexico:
6,700	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR(c)	$204,664	393,290
86,000	GENOMMA LAB INTERNACIONAL S.A.B. DE C.V., CLASS B(b)	157,664	194,692
		362,328	587,982	0.16%
Netherlands:
27,148	AEGON N.V.(b)	127,577	203,292
9,407	AKZO NOBEL N.V.	457,135	646,299
5,963	ASML HOLDING N.V.(b)	107,018	262,812
1,079	CORIO N.V.	43,024	75,477
2,751	DELTA LLOYD N.V.	50,800	73,216
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.(b)	81,439	186,964
520	FUGRO N.V. - CVA	19,413	45,822
9,316	GEMALTO N.V.	306,928	458,186
1,747	HEINEKEN HOLDING N.V.	53,733	83,979
3,004	HEINEKEN N.V.	84,487	164,135
165,634	ING GROEP N.V. - CVA(b)	1,698,230	2,096,378
87,742	KONINKLIJKE AHOLD N.V.	1,109,902	1,177,296
12,725	KONINKLIJKE DSM N.V.	703,018	781,838
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	587,628
2,977	QIAGEN N.V.(b)	47,317	59,465
3,773	RANDSTAD HOLDING N.V.	73,225	210,136
11,940	REED ELSEVIER N.V.	133,131	153,642
4,500	ROYAL DUTCH SHELL PLC ADR(c)	307,806	327,870
61,501	ROYAL DUTCH SHELL PLC, CLASS A (LONDON EXCHANGE)	1,466,216	2,233,638
40,886	ROYAL DUTCH SHELL PLC, CLASS B (LONDON EXCHANGE)	921,835	1,482,304
72,374	ROYAL KPN N.V.	1,004,855	1,232,841
6,056	SBM OFFSHORE N.V.	85,999	175,766
2,181	SNS REAAL N.V.(b)	6,123	12,348
8,454	TNT N.V.	150,536	216,851
28,402	UNILEVER N.V. - CVA	579,364	890,537
6,193	WOLTERS KLUWER N.V.	101,075	144,812
		10,041,780	13,983,532	3.90%
New Zealand:
7,267	CONTACT ENERGY LTD.(b)	21,310	32,270
14,246	FLETCHER BUILDING LTD.	48,135	101,523
61,616	TELECOM CORP. OF NEW ZEALAND LTD.	93,782	94,496
9,200	VECTOR LTD.	17,307	17,549
		180,534	245,838	0.07%
Norway:
3,900	AKER SOLUTIONS ASA	51,913	89,620
13,800	DNB NOR ASA	88,172	211,702
3,600	FRED OLSEN ENERGY ASA	100,130	158,162
31,521	NORSK HYDRO ASA	131,018	258,503
12,000	ORKLA ASA	80,407	116,289
20,900	RENEWABLE ENERGY CORP. ASA(b)	51,708	73,344
6,600	SEADRILL LTD.	70,381	238,653
29,448	STATOIL ASA	576,188	816,189
10,900	TELENOR ASA	62,904	179,333
4,000	YARA INTERNATIONAL ASA	109,527	202,638
		1,322,348	2,344,433	0.65%
Papua New Guinea:
2,200	OIL SEARCH LTD.	15,412	16,202
		15,412	16,202	0.00%
Portugal:
14,486	BANCO ESPIRITO SANTO S.A. (REGISTERED)	65,646	59,329
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	21,107	23,539
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	61,342
12,192	ENERGIAS DE PORTUGAL S.A.	41,221	47,480
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	61,672

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont’d):
6,408	JERONIMO MARTINS SGPS S.A.	$30,015	103,071
47,384	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	578,704	546,877
		811,394	903,310	0.25%
Russia:
70,800	ROSNEFT OIL CO. GDR (REGISTERED)	483,076	646,758
9,100	TMK OAO GDR (REGISTERED)(b)	103,265	191,919
		586,341	838,677	0.23%
Singapore:
30,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	49,252	48,552
109,000	CAPITACOMMERCIAL TRUST	120,706	120,198
49,500	CAPITALAND LTD.	85,171	129,592
36,000	CAPITAMALL TRUST	34,178	53,693
5,000	CITY DEVELOPMENTS LTD.	14,259	45,696
51,000	COSCO CORP. SINGAPORE LTD.	48,134	82,943
106,500	DBS GROUP HOLDINGS LTD.	846,917	1,236,938
75,000	FRASER AND NEAVE LTD.	214,133	357,596
96,800	GENTING SINGAPORE PLC(b)	48,634	157,430
9,000	GOLDEN AGRI-RESOURCES LTD.	4,503	4,927
9,000	HI-P INTERNATIONAL LTD.	6,828	8,354
11,000	JARDINE CYCLE & CARRIAGE LTD.	97,679	319,397
194,200	KEPPEL CORP. LTD.	1,112,452	1,895,011
4,000	K-GREEN TRUST	1,432	3,284
28,000	OLAM INTERNATIONAL LTD.	32,014	62,198
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	334,407
80,000	SEMBCORP INDUSTRIES LTD.	179,646	330,663
22,000	SEMBCORP MARINE LTD.	32,803	101,928
12,000	SINGAPORE AIRLINES LTD.	70,334	130,234
13,000	SINGAPORE EXCHANGE LTD.	40,226	80,960
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	78,144
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	59,484
137,000	SINGAPORE TELECOMMUNICATIONS LTD.	242,937	328,235
50,000	STARHILL GLOBAL REIT	20,684	24,593
58,000	SUNTEC REAL ESTATE INVESTMENT TRUST	56,491	70,861
8,000	UNITED ENGINEERS LTD.	15,529	16,311
25,000	UNITED OVERSEAS BANK LTD.	160,579	372,868
47,000	UOL GROUP LTD.	121,410	177,112
		3,892,002	6,631,609	1.85%
South Korea:
700	DAELIM INDUSTRIAL CO. LTD.	42,487	68,280
810	DAEWOO SHIPBUILDING & MARINE ENGINEERING CO. LTD.	24,201	25,143
2,360	DAISHIN SECURITIES CO. LTD.(b)	29,927	31,733
2,690	DONGBU INSURANCE CO. LTD.(b)	83,391	122,858
890	DOOSAN CORP.	99,096	116,022
1,230	DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO. LTD.	78,824	78,715
220	GLOBAL & YUASA BATTERY CO. LTD.	7,156	8,223
3,090	GS HOLDINGS	112,129	263,099
180	GS HOME SHOPPING, INC.	11,109	22,382
1,260	HALLA CLIMATE CONTROL CORP.	24,557	24,064
960	HANA FINANCIAL GROUP, INC.	27,309	41,526
4,850	HANWHA CHEM CORP.	61,676	191,445
640	HONAM PETROCHEMICAL CORP.	186,302	226,081
790	HYUNDAI MIPO DOCKYARD	67,775	134,673
150	HYUNDAI STEEL CO.	13,008	19,144
9,730	INDUSTRIAL BANK OF KOREA	119,744	167,644
6,050	KANGWON LAND, INC.	107,865	140,364
150	KISWIRE LTD.	5,374	5,497
13,250	KOREA EXCHANGE BANK	108,683	116,803
750	KOREA ZINC CO. LTD.	81,771	272,802
1,790	KP CHEMICAL CORP.	41,320	44,140
3,640	KT CORP.	145,775	129,082
3,430	KT&G CORP.	189,118	178,543
279	LOTTE CHILSUNG BEVERAGE CO. LTD.	180,038	273,163
510	LOTTE SHOPPING CO. LTD.	104,433	208,752
130	NHN CORP.(b)	18,680	22,695
300	SAMSUNG C&T CORP.	17,540	19,636

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
150	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.(b)	$24,948	33,160
7,850	SAMSUNG HEAVY INDUSTRIES CO. LTD.	181,434	285,533
250	SAMYANG CORP.	14,802	14,677
40	SHINSEGAE CO. LTD.	8,483	9,517
1,820	SK HOLDINGS CO. LTD.	155,087	273,759
360	SK INNOVATION CO. LTD.	48,642	69,247
5,810	SK NETWORKS CO. LTD.	55,710	65,147
20	TAEKWANG INDUSTRIAL CO. LTD.	22,217	23,702
1,150	WOONGJIN COWAY CO. LTD.	35,628	39,680
		2,536,239	3,766,931	1.05%
Spain:
4,500	ABENGOA S.A.	129,413	149,036
4,082	ABERTIS INFRAESTRUCTURAS S.A.	61,599	88,682
5,493	ACERINOX S.A.	66,922	108,399
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	114,715
66,802	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	585,775	810,464
13,498	BANCO DE SABADELL S.A.	64,346	59,051
51,061	BANCO POPULAR ESPANOL S.A.	343,582	300,157
125,228	BANCO SANTANDER S.A.	938,802	1,453,822
173	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	78,797	98,276
24,405	CRITERIA CAIXACORP S.A.	98,086	172,134
2,531	ENAGAS S.A.	38,143	57,102
16,085	FERROVIAL S.A.	79,147	201,736
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	150,651	125,699
2,805	GAMESA CORP. TECNOLOGICA S.A.(b)	23,996	29,150
21,362	GAS NATURAL SDG S.A.	318,614	401,275
2,222	GRIFOLS S.A.	33,845	38,732
13,908	IBERDROLA RENOVABLES S.A.	53,405	60,017
65,599	IBERDROLA S.A.	462,139	570,430
4,941	INDITEX S.A.	202,632	396,465
8,051	INDRA SISTEMAS S.A.	156,566	161,446
16,420	MAPFRE S.A.	54,049	61,875
2,111	RED ELECTRICA CORP. S.A.	88,270	119,964
13,070	REPSOL YPF S.A.	249,017	447,777
68,940	TELEFONICA S.A.	1,394,523	1,725,857
1,030	ZARDOYA OTIS S.A.	15,577	17,078
		5,793,031	7,769,339	2.17%
Sweden:
4,550	ALFA LAVAL AB	35,782	98,826
7,400	ASSA ABLOY AB, CLASS B	89,466	212,780
9,200	ATLAS COPCO AB, CLASS A	72,813	244,570
19,000	ATLAS COPCO AB, CLASS B	331,283	459,336
1,805	AXFOOD AB	61,826	67,228
2,828	BOLIDEN AB	60,492	60,931
1,100	CDON GROUP AB(b)	2,942	5,960
17,000	ELECTROLUX AB, CLASS B	320,805	438,186
3,200	GETINGE AB, CLASS B	37,616	78,984
13,600	HENNES & MAURITZ AB, CLASS B	274,862	451,599
3,700	HEXAGON AB, CLASS B	56,830	88,336
400	HOLMEN AB, CLASS B	8,156	13,827
17,500	HUSQVARNA AB, CLASS B	64,201	149,988
11,800	INVESTOR AB, CLASS B	161,783	286,394
3,000	KINNEVIK INVESTMENT AB, CLASS B	51,225	69,913
20,060	MEDA AB, CLASS A	157,560	193,222
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	153,102
1,100	MODERN TIMES GROUP AB, CLASS B	50,175	83,648
9,000	NCC AB, CLASS B	155,677	257,931
50,800	NORDEA BANK AB	331,034	556,115
1,600	RATOS AB, CLASS B	51,337	63,167
13,973	SANDVIK AB	86,678	263,648
7,800	SCANIA AB, CLASS B	65,585	180,785
34,200	SECURITAS AB, CLASS B	381,213	407,172
20,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	71,603	181,954
5,600	SKANSKA AB, CLASS B	76,386	117,906
13,800	SKF AB, CLASS B	141,836	401,834
5,400	SSAB AB, CLASS A(b)	48,129	85,507
47,600	SVENSKA CELLULOSA AB, CLASS B	499,930	766,167

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	$116,989	226,278
18,300	SWEDBANK AB, CLASS A	58,744	313,110
6,600	SWEDISH MATCH AB	95,099	219,472
3,900	TELE2 AB, CLASS B	34,548	90,083
49,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	453,735	631,892
36,500	TELIASONERA AB	199,153	315,435
15,032	TRELLEBORG AB, CLASS B	103,955	154,198
5,800	VOLVO AB, CLASS A(b)	29,472	101,626
63,500	VOLVO AB, CLASS B(b)	792,912	1,116,656
		5,719,293	9,607,766	2.68%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	560,773	992,964
19,000	ABB LTD. ADR(b)(c)	313,447	459,610
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	91,546
31,394	ADECCO S.A. (REGISTERED)	1,438,395	2,064,474
1,000	ALLREAL HOLDING A.G. (REGISTERED)(b)	144,005	154,819
2,727	ARYZTA A.G.	68,593	139,543
2,289	BALOISE-HOLDING A.G. (REGISTERED)	185,242	226,784
148	BKW FMB ENERGIE A.G.	11,039	10,466
8,185	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	130,638	472,748
10,732	CLARIANT A.G. (REGISTERED)(b)	145,047	193,611
18,108	CREDIT SUISSE GROUP A.G. (REGISTERED)	547,506	769,475
3,082	EFG INTERNATIONAL A.G.	32,625	45,803
400	FLUGHAFEN ZUERICH A.G. (REGISTERED)	144,878	166,578
120	FORBO HOLDING A.G. (REGISTERED)	63,400	90,148
7,257	GAM HOLDING A.G.(b)	78,489	137,873
953	GEBERIT A.G. (REGISTERED)	83,492	207,515
82	GEORG FISCHER A.G. (REGISTERED)(b)	46,512	46,112
595	GIVAUDAN S.A. (REGISTERED)(b)	379,810	598,246
560	HELVETIA HOLDING A.G. (REGISTERED)	180,864	232,142
3,916	HOLCIM LTD. (REGISTERED)	168,212	295,036
3,728	JULIUS BAER GROUP LTD.	78,764	161,785
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	135,287
55	LINDT & SPRUENGLI A.G. (PARTCIPATION CERTIFICATE)	90,640	158,864
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	97,546
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	113,467
863	LONZA GROUP A.G. (REGISTERED)	59,400	72,395
92,005	NESTLE S.A. (REGISTERED)	3,294,327	5,273,945
2,629	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	45,806	54,498
85,745	NOVARTIS A.G. (REGISTERED)	3,556,980	4,650,914
9,654	PANALPINA WELTTRANSPORT HOLDING
	A.G. (REGISTERED)(b)	690,179	1,204,530
18,655	PARGESA HOLDING S.A. (BEARER)	1,257,672	1,787,326
3,000	PSP SWISS PROPERTY A.G. (REGISTERED)(b)	226,417	247,090
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	1,770,399
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	90,749
80	SCHWEITER TECHNOLOGIES A.G. (BEARER)	54,096	59,228
121	SGS S.A. (REGISTERED)	130,564	215,392
27	SIKA A.G. (BEARER)	52,359	65,024
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	57,746
65,678	STMICROELECTRONICS N.V.	438,245	813,488
257	STRAUMANN HOLDING A.G. (REGISTERED)	40,957	66,090
1,872	SULZER A.G. (REGISTERED)(b)	96,613	282,077
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	210,016
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	190,033
3,454	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	283,601	570,847
9,001	SWISS REINSURANCE CO. LTD. (REGISTERED)	262,435	514,979
451	SWISSCOM A.G. (REGISTERED)	152,347	201,074
1,734	SYNGENTA A.G. (REGISTERED)	377,174	563,533
1,159	SYNTHES, INC.	141,367	156,722
854	TAMEDIA A.G. (REGISTERED)	46,765	107,855
4,746	TRANSOCEAN LTD.(b)	325,038	373,070
19,300	UBS A.G. (REGISTERED)(b)	318,433	346,290
4,513	WOLSELEY PLC(b)	70,476	151,961
3,853	ZURICH FINANCIAL SERVICES A.G.(b)	705,998	1,078,517
		19,591,080	29,238,230	8.16%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan:
33,600	HON HAI PRECISION INDUSTRY CO.
	LTD. GDR (REGISTERED)	$258,774	239,232
		258,774	239,232	0.07%
Thailand:
786,750	THAI BEVERAGE PCL	175,972	181,006
		175,972	181,006	0.05%
United Kingdom:
102,662	3I GROUP PLC	475,228	492,255
2,834	ADMIRAL GROUP PLC	35,119	70,649
125,000	AFREN PLC(b)	290,716	326,652
4,578	AMEC PLC	34,931	87,613
21,888	ANGLO AMERICAN PLC	453,848	1,126,054
21,100	ANGLO AMERICAN PLC ADR(c)	372,692	544,802
4,811	ANTOFAGASTA PLC	33,978	105,038
19,184	ARM HOLDINGS PLC	71,627	176,954
3,799	ASSOCIATED BRITISH FOODS PLC	35,240	60,455
22,292	ASTRAZENECA PLC	778,768	1,023,822
10,000	ASTRAZENECA PLC ADR(c)	461,598	461,200
2,131	AUTONOMY CORP. PLC(b)	36,969	54,320
45,179	AVIVA PLC	147,874	313,674
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	52,191
120,026	BAE SYSTEMS PLC	650,696	625,575
80,626	BALFOUR BEATTY PLC	341,838	444,667
277,676	BARCLAYS PLC	1,051,273	1,236,328
58,418	BG GROUP PLC	917,965	1,453,492
36,673	BHP BILLITON PLC	775,986	1,447,224
5,700	BHP BILLITON PLC ADR(c)	450,757	453,720
294,902	BP PLC	1,947,539	2,147,770
63,994	BRITISH AMERICAN TOBACCO PLC	1,725,235	2,568,507
11,630	BRITISH LAND CO. PLC	61,579	103,078
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	231,180
368,009	BT GROUP PLC	791,671	1,095,697
5,069	BUNZL PLC	39,524	60,540
8,202	BURBERRY GROUP PLC	40,548	154,469
263,702	CABLE & WIRELESS WORLDWIDE PLC	275,993	221,877
40,577	CAIRN ENERGY PLC(b)	155,293	300,795
16,980	CAPITA GROUP (THE) PLC	162,367	202,386
6,025	CAPITAL & COUNTIES PROPERTIES PLC	6,933	16,286
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	37,018
8,602	CARNIVAL PLC	279,378	338,356
27,896	CARPETRIGHT PLC	302,018	304,526
82,257	CENTRICA PLC	290,637	429,251
11,669	COBHAM PLC	30,337	43,092
28,000	COLT GROUP S.A.(b)	53,210	66,971
323,379	COMPASS GROUP PLC	2,170,525	2,907,646
70,000	COOKSON GROUP PLC(b)	493,533	774,259
115,087	DIAGEO PLC	1,568,947	2,187,755
8,724	DRAX GROUP PLC	50,000	55,490
2,968	ENQUEST PLC(b)	3,713	6,490
2,760	EURASIAN NATURAL RESOURCES CORP. PLC	15,790	41,464
59,094	FIRSTGROUP PLC	316,554	309,325
9,699	G4S PLC	26,165	39,738
91,912	GLAXOSMITHKLINE PLC	1,410,189	1,753,843
17,505	HAMMERSON PLC	69,535	125,495
36,031	HAYS PLC	49,874	67,222
11,938	HOME RETAIL GROUP PLC	35,894	36,980
341,940	HSBC HOLDINGS PLC	2,491,970	3,516,107
12,114	ICAP PLC	51,874	102,607
30,665	IMI PLC	253,515	506,681
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	581,436
30,000	INCHCAPE PLC(b)	123,756	166,707
17,590	INTERCONTINENTAL HOTELS GROUP PLC	253,023	360,621
23,055	INTERMEDIATE CAPITAL GROUP PLC	117,259	120,754
11,825	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	49,663	43,061
20,434	INTERNATIONAL POWER PLC	34,918	100,962
12,127	INVENSYS PLC	29,802	67,155

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
8,249	INVESTEC PLC	$57,891	63,214
98,470	ITV PLC(b)	52,339	122,185
59,306	J. SAINSBURY PLC	305,942	318,997
13,894	JOHNSON MATTHEY PLC	337,176	414,567
4,109	KAZAKHMYS PLC	31,447	91,887
30,414	KINGFISHER PLC	60,107	119,974
52,849	LANCASHIRE HOLDINGS LTD.	400,589	506,558
15,511	LAND SECURITIES GROUP PLC	113,585	182,513
424,802	LEGAL & GENERAL GROUP PLC	491,661	785,042
1,653,459	LLOYDS BANKING GROUP PLC(b)	1,405,016	1,540,810
136,000	LOGICA PLC	271,521	285,801
3,727	LONDON STOCK EXCHANGE GROUP PLC	38,197	49,773
3,321	LONMIN PLC	69,014	90,727
33,399	MAN GROUP PLC	106,502	131,749
25,083	MARKS & SPENCER GROUP PLC	101,882	135,480
19,659	MEGGITT PLC	45,921	108,139
55,768	NATIONAL GRID PLC	395,577	531,405
2,148	NEXT PLC	36,823	68,227
50,000	NORTHUMBRIAN WATER GROUP PLC	249,986	266,455
211,185	OLD MUTUAL PLC	251,201	460,740
12,536	PEARSON PLC	148,820	221,412
1,896	PETROFAC LTD.	28,912	45,288
46,210	PRUDENTIAL PLC	267,423	523,724
623,834	QINETIQ GROUP PLC(b)	1,210,086	1,217,906
868	RANDGOLD RESOURCES LTD.(b)	57,706	69,176
329,768	RAVEN RUSSIA LTD.	274,940	342,533
9,262	RECKITT BENCKISER GROUP PLC	358,277	475,752
199,945	REED ELSEVIER PLC	1,577,847	1,732,042
36,637	RESOLUTION LTD.	143,696	173,908
92,541	REXAM PLC	461,391	539,477
24,981	RIO TINTO PLC	783,305	1,754,846
27,303	ROLLS-ROYCE GROUP PLC(b)	108,772	271,116
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	162,442
40,053	RSA INSURANCE GROUP PLC	76,424	84,492
15,817	SABMILLER PLC	272,321	560,117
21,731	SAGE GROUP (THE) PLC	74,327	96,947
97,845	SAVILLS PLC	459,059	562,079
3,966	SCHRODERS PLC	45,826	110,448
13,917	SCOTTISH & SOUTHERN ENERGY PLC	228,026	281,524
10,277	SEGRO PLC	36,889	53,003
7,999	SERCO GROUP PLC	42,799	71,602
4,954	SEVERN TRENT PLC	76,220	116,108
43,911	SIGNET JEWELERS LTD.(b)	855,211	2,020,784
14,044	SMITH & NEPHEW PLC	98,628	158,380
5,313	SMITHS GROUP PLC	80,666	110,544
9,214	SPECTRIS PLC	203,796	201,464
34,514	STANDARD CHARTERED PLC	520,365	895,281
208,857	STANDARD LIFE PLC	627,029	692,873
1,041	TATE & LYLE PLC	5,037	9,644
124,824	TESCO PLC	618,673	762,917
58,647	THOMAS COOK GROUP PLC	199,514	160,501
13,300	TRAVIS PERKINS PLC	127,864	216,770
65,072	TUI TRAVEL PLC	255,503	236,960
16,151	TULLOW OIL PLC	238,242	375,165
20,785	UNILEVER PLC	432,103	633,516
40,876	UNILEVER PLC ADR(c)	1,011,266	1,251,623
8,787	UNITED UTILITIES GROUP PLC	62,187	83,378
2,343	VEDANTA RESOURCES PLC	35,450	89,417
928,295	VODAFONE GROUP PLC	1,671,709	2,628,360
25,000	VODAFONE GROUP PLC ADR(c)	642,333	718,750
15,094	WHITBREAD PLC	333,324	399,524
57,000	WILLIAM HILL PLC	155,802	165,229
42,339	WM MORRISON SUPERMARKETS PLC	156,009	187,458
36,346	XSTRATA PLC	298,412	849,514
		44,124,182	61,338,519	17.11%
United States:
19,551	ARCH CAPITAL GROUP LTD.(b)	1,147,533	1,939,264

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
12,421	BOART LONGYEAR LTD.	$55,077	60,127
5,526	BROOKFIELD PROPERTIES CORP.	32,353	97,921
3,384	KRAFT FOODS, INC., CLASS A	10,684	106,122
62,201	TE CONNECTIVITY LTD.	1,290,166	2,165,839
7,405	THOMSON REUTERS CORP.	187,234	290,572
		2,723,047	4,659,845	1.30%
	Sub-total Common Stocks:	246,066,617	346,513,749	96.67%
Preferred Stocks:
Brazil:
15,200	PETROLEO BRASILEIRO S.A. ADR(c)	481,349	540,208
30,500	VALE S.A. ADR(c)	673,132	900,360
		1,154,481	1,440,568	0.40%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	86,231
2,360	HENKEL A.G. & CO. KGAA	60,940	146,188
1,443	PORSCHE AUTOMOBIL HOLDING S.E.	60,635	94,498
861	RWE A.G. (NON VOTING)	54,598	52,285
2,665	VOLKSWAGEN A.G.	183,670	432,248
		409,455	811,450	0.23%
	Sub-total Preferred Stocks:	1,563,936	2,252,018	0.63%
Corporate Bonds:
United Kingdom:
211,035	HSBC BANK PLC
	0.00%, 9/25/11(b)	973,043	997,541
	Sub-total Corporate Bonds:	973,043	997,541	0.28%
Rights:
Australia:
3,130	ORIGIN ENERGY LTD.(b)	4,783	10,360
Austria:
10,586	IMMOEAST A.G.(b)	—	—
Germany:
1,443	PORSCHE AUTOMOBIL HOLDING S.E.(b)	10,299	13,292
Sweden:
10,000	TELIASONERA AB(b)	—	422
	Sub-total Rights:	15,082	24,074	0.00%
Warrants:
Italy:
11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11,
	STRIKE 12.30 EURO(b)	—	15
	Sub-total Warrants:	—	15	0.00%
Short-Term Investments:
7,596,936	NORTHERN INSTITUTIONAL GOVERNMENT
	SELECT PORTFOLIO, 0.01%(d)	7,596,936	7,596,936
	Sub-total Short-Term Investments:	7,596,936	7,596,936	2.12%
	Grand total(e)	$256,215,614	357,384,333	99.70%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.52% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(e)

At March 31, 2011, the cost for Federal income tax purposes was $257,482,017. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$103,001,811
Gross unrealized depreciation	(3,099,495)
Net unrealized appreciation	$99,902,316

At March 31, 2011, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	12.52%
Consumer Staples	9.23
Energy	9.14
Financials	23.00
Health Care	6.66
Industrials	14.63
Information Technology	5.56
Materials	11.86
Telecommunication Services	4.09
Utilities	3.31
100.00%

At March 31, 2011, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	25.04%
British Pound	17.79
Japanese Yen	17.45
United States Dollar	13.14
Swiss Franc	7.95
Australian Dollar	5.89
All other currencies less than 5%	12.74
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
March 31, 2011

At March 31, 2011, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)

Swiss Franc	40,559	United States Dollar	44,004	4/1/11	$(154)
United States Dollar	381,849	Euro	271,122	4/1/11	2,376
United States Dollar	25,449	Japanese Yen	2,094,186	4/1/11	(272)
Australian Dollar	1,002	United States Dollar	1,034	4/4/11	(1)
Australian Dollar	1,002	United States Dollar	1,034	4/4/11	(1)
Australian Dollar	395	United States Dollar	408	4/4/11	—
British Pound	31,000	Euro	35,320	4/4/11	323
Danish Krone	1,440	United States Dollar	274	4/4/11	—
Danish Krone	6,840	United States Dollar	1,300	4/4/11	—
Euro	88	United States Dollar	124	4/4/11	—
Hong Kong Dollar	21,850	United States Dollar	2,808	4/4/11	—
Japanese Yen	10,230	United States Dollar	123	4/4/11	—
Japanese Yen	128,340	United States Dollar	1,545	4/4/11	2
Japanese Yen	174,375	United States Dollar	2,100	4/4/11	3
Swiss Franc	263,000	Euro	202,308	4/4/11	336
Swiss Franc	13,341	United States Dollar	14,514	4/4/11	(12)
United States Dollar	11,339	Euro	8,021	4/4/11	27
Danish Krone	21,089	United States Dollar	4,009	4/5/11	1
Swiss Franc	9,281	United States Dollar	10,131	4/5/11	26
United States Dollar	74,216	Euro	52,287	4/5/11	(123)
Japanese Yen	118,906,650	United States Dollar	1,500,000	5/19/11	70,063
					$72,594

At March 31, 2011, the Clearwater International Fund had outstanding spot foreign currency transactions as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Loss
Australian Dollar	944	United States Dollar	973	4/1/11	$(4)
Danish Krone	60,480	United States Dollar	11,409	4/1/11	(86)
Danish Krone	10,800	United States Dollar	2,037	4/1/11	(15)
					$(105)

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
March 31, 2011

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the adviors own assumptions in determining fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the International Fund as of March 31, 2011 using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$43,166,448	$—	$—	$43,166,448
Consumer Staples	32,140,021	—	—	32,140,021
Energy	31,442,140	—	—	31,442,140
Financials	79,439,885	—	—	79,439,885
Health Care	23,287,142	—	—	23,287,142
Industrials	51,186,455	—	—	51,186,455
Information Technology	19,438,911	—	—	19,438,911
Materials	40,585,927	—	—	40,585,927
Telecommunication Services	14,297,301	—	—	14,297,301
Utilities	11,529,519	—	—	11,529,519
Preferred Stocks
Consumer Discretionary	612,977	—	—	612,977
Consumer Staples	146,188	—	—	146,188
Energy	540,208	—	—	540,208
Materials	900,360	—	—	900,360
Utilities	52,285	—	—	52,285
Corporate Bonds
Financials	—	—	997,541	997,541
Rights
Consumer Discretionary	13,292	—	—	13,292
Energy	10,360	—	—	10,360
Telecommunication Services	—	—	422	422
Warrants
Financials	15	—	—	15
Short-Term Investments	7,596,936	—	—	7,596,936
Total	$356,386,370	$—	$997,963	$357,384,333

For the International Fund, 100% of the investment value is compromised of equity securities, corporate bonds, rights, warrants, and short term investments. See the Fund’s Schedule of Investments for geographical classification. One corporate bond security is classified as a Level 3 investment as of March 31, 2011, due to the valuation being based on unobservable inputs using an evalutated adjusted price provided by a service provider that is not deemed a primary pricing provider. One right security is classified as a Level 3 investment as of March 31, 2011, based on a fair valuation determined using a single sourced price from a service provider that is not deemed a primary pricing provider.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
March 31, 2011

There were no significant transfers between Level 1 and Level 2 during the three months ended March 31, 2011.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$73,157	$—	$73,157
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(563)	$—	$(563)
Foreign Currency Transactions	—	(105)	—	(105)
Total Other Financial Instruments	$—	$72,489	$—	$72,489

The forward foreign currency exchange contracts and foreign currency transactions outstanding at March 31, 2011 are considered Level 2 investments due to the contracts and transactions being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bond	Rights
	Financials	Telecommunication Services	Total
Balance as of 12/31/10	$819,483	$—	$819,483
Realized Gains	—	1,503	1,503
Realized Losses	—	—	—
Change in Unrealized Appreciation	—	422	422
Change in Unrealized Depreciation	(43,364)	—	(43,364)
Purchases	221,422	—	221,422
Issuances	—	—	—
Sales	—	(1,503)	(1,503)
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3/31/11	$997,541	$422	$997,963

As of March 31, 2011, the amount of change in net unrealized gains or losses on investments in Level 3 securities still held at March 31, 2011, was $(43,364).

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments — Clearwater International Fund (unaudited)
March 31, 2011

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date: May 26, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date: May 26, 2011

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Treasurer

Date: May 26, 2011